As filed with the Securities and Exchange Commission on December __, 2009

1933 Act Registration Number 333-112480

1940 Act Registration Number 811-21503

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

----------------------------

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 18	/X /

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 19	/ X /

--------------------------

The FBR Funds

 (Exact Name of Registrant as Specified in Charter)

1001 Nineteenth Street North

Arlington, VA 22209

(Address of Principal Office)

Registrant’s Telephone Number, Including Area Code: 703.469.1040

William Ginivan

General Counsel

FBR Capital Markets Corp.

Potomac Tower

1001 Nineteenth Street North

Arlington, VA  22209

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
___	on February 28, 2009 pursuant to paragraph (b)
_X_	60 days after filing pursuant to paragraph (a)(1)
___	on [date] pursuant to paragraph (a)(1)
___	75 days after filing pursuant to paragraph (a)(2)
___	on [date] pursuant to paragraph (a)(2) of Rule 485

Equity Funds

Investor Class

FBR Pegasus FundTM (FBRPX)

FBR Pegasus Mid Cap FundTM (FBRMX)

FBR Pegasus Small Cap FundTM (FBRYX)

FBR Pegasus Small Cap Growth FundTM (FBRCX)

FBR Focus Fund (FBRVX)

FBR Large Cap Financial Fund (FBRFX)

FBR Small Cap Financial Fund (FBRSX)

FBR Technology Fund (FBRTX)

FBR Gas Utility Index Fund (GASFX)

PROSPECTUS

February 26, 2010

This prospectus describes the Investor Class offered by The FBR Funds. I Class and R Class of certain of the Funds are available through separate prospectuses dated February 26, 2010.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A FEDERAL CRIME.

Page
Summary Information
FBR Pegasus FundTM
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
FBR Pegasus Mid Cap FundTM
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
FBR Pegasus Small Cap FundTM
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
FBR Pegasus Small Cap Growth FundTM
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
FBR Focus Fund
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
FBR Large Cap Financial Fund
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
FBR Small Cap Financial Fund
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
FBR Technology Fund
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
FBR Gas Utility Index Fund
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares

Investing in the Funds
Purchase and Sale of Fund Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Other Important Information
Investment Objectives
Further Discussion of Risks
Fund Management
Investment Adviser
Administrator
Portfolio Managers
Shareholder Information
Choosing a Class of Shares
Determination of Net Asset Value
How to Buy Shares
How to Redeem Shares
Frequent Trading Policy and Redemption Fee
Shareholder Services
Distribution Fees
Dividends and Distributions
Federal Tax Considerations
Disclosure of Portfolio Holdings
Shareholder Services Agreements
Payments to Third Parties by the Adviser and its Affiliates
Financial Highlights
Additional Information

2

SUMMARY INFORMATION

FBR PEGASUS FUNDTM

INVESTMENT OBJECTIVE

The investment objective of the Pegasus Fund (the “Fund”) is capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ......................................................................................................................... NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.25% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Investor Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

3

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Fund invests primarily in common stocks that, in the opinion of the Adviser, offer the potential for capital appreciation.  The Adviser invests in the stocks of companies of any size without regard to market capitalization.

When evaluating securities to purchase, the Adviser will make investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds.  While the Fund’s investments are primarily in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as American Depositary Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

MID-CAP AND SMALL-CAP INVESTMENTS.  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

4

FOREIGN INVESTMENTS.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund.  The bar chart shows the Fund’s performance for each calendar year since its inception.  The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	Since Inception (11/15/05)
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Index
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[2]

1   The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2    The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The Index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.

5

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

Portfolio Managers

Robert C. Barringer, CFA, Portfolio Manager, and Ryan C. Kelley, CFA, Portfolio Manager, have served as co-portfolio managers of the Fund since its commencement of operations in November 2005.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

6

FBR PEGASUS MID CAP FUNDTM

INVESTMENT OBJECTIVE

The investment objective of the Pegasus Mid Cap Fund (the “Fund”) is capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ........................................................................................................................ NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.35% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Investor Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

7

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of mid-cap companies.  The Fund’s policy of investing at least 80% of its net assets in mid-cap companies may only be changed upon 60 days notice to shareholders.  The Fund considers mid-cap companies to have market capitalizations of greater than $2 billion and less than $15 billion at the time of purchase.  The Fund may invest up to 20% of its net assets in equity securities of companies with smaller or larger market capitalizations.

When evaluating securities to purchase, the Adviser makes investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds.  While the Fund’s investments are primarily in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

The Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

MID-CAP INVESTMENTS.  Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning mid-cap companies than for larger, more established companies.  Mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of mid-cap companies may be more volatile.  Additionally, because mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

8

FOREIGN INVESTMENTS.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund.  The bar chart shows the Fund’s performance for each calendar year since its inception.  The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	Since Inception (02/28/07)
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Index
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)[2]

1   The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2    The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 31% of the total market-capitalization of the Russell 1000 Index.

9

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

Portfolio Managers

Ryan C. Kelley, CFA, Portfolio Manager, has served as portfolio manager of the Fund since its commencement of operations in February 2007.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

10

FBR PEGASUS SMALL CAP FUNDTM

INVESTMENT OBJECTIVE

The investment objective of the Pegasus Small Cap Fund (the “Fund”) is capital appreciation.

FEES AND EXPENSES

This table describes the fees and estimated expenses that you may pay if you buy and hold Investor Class shares of the Funds.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ........................................................................................................................ NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.45% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Investor Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

11

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days notice to shareholders.  The Fund considers small-cap companies to have market capitalizations of less than $3 billion, measured at the time of purchase.  The Fund may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations.

When evaluating securities to purchase, the Adviser makes investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds.  While the Fund’s investments are primarily in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

The Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

SMALL-CAP INVESTMENTS.  Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies.  Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile.  Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

12

FOREIGN INVESTMENTS.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund.  The bar chart shows the Fund’s performance for each calendar year since its inception.  The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	Since Inception (02/28/07)
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Index
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)[2]

1   The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2   The Russell 2000 Index is comprised of the smallest 2000 companies of the Russell 3000 Index, representing approximately 8% of the Russell 3000’s total market-capitalization.

13

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

Portfolio Manager

Robert C. Barringer, CFA, Portfolio Manager, has served as portfolio manager of the Fund since its commencement of operations in February 2007.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

14

FBR PEGASUS SMALL CAP GROWTH FUNDTM

INVESTMENT OBJECTIVE

The investment objective of the Pegasus Small Cap Growth Fund (the “Fund”) is long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ........................................................................................................................ NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”)  has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.45% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Investor Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

15

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days notice to shareholders.  The Fund currently considers small-cap companies to be those companies with market capitalizations of less than $3 billion dollars, measured at the time of purchase.  The Fund primarily invests in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of small-cap companies listed on a U.S. securities exchange or NASDAQ expected to experience earnings growth.  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest up to 20% of net assets in equity securities of companies with larger market capitalizations.

The Adviser makes investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others.  The Fund may invest, to a limited degree, in securities issued in IPOs.

Many of the common stocks in which the Fund invests do not pay dividends; instead, stocks are bought for the potential that their prices will increase and provide capital appreciation for the Fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

SMALL-CAP INVESTMENTS.  Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies.  Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile.  Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

16

IPO INVESTMENTS.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

FOREIGN INVESTMENTS.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund.  The bar chart shows the Fund’s performance for each calendar year since its inception.  The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Prior to May 1, 2008, the Fund operated pursuant to a different investment strategy.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

17

Average Annual Total Returns* For the Periods Ended December 31, 2009
	1-Year	Since Inception (01/20/04)
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Indices
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)[2]
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)[3]

1   The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2    The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap Stocks.

3    The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

Portfolio Manager

Robert C. Barringer, CFA, Portfolio Manager, has served as portfolio manager of the Fund since July 2004.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

18

FBR FOCUS FUND

INVESTMENT OBJECTIVE

The investment objective of the Focus Fund (the “Fund”) is capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ........................................................................................................................ NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Funds’ transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.95% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Investor Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

19

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments.

The Adviser implements the Fund’s strategy by focusing on companies whose valuations in the market are modest and that earn higher than average returns on shareholders’ equity, are managed by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above average rates.  Once a potential investment is identified, the Adviser attempts to purchase shares at a price it believes represents a discount to a conservative estimate of the company’s intrinsic value.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  During rising markets, holding larger than usual cash reserves may be detrimental to the Fund’s performance.  During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

MID-CAP AND SMALL-CAP INVESTMENTS.  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

20

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund.  The bar chart shows the Fund’s performance for each of the last ten calendar years.  The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Prior to May 1, 2008, the Fund operated pursuant to a different investment strategy.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	5-Year	10-Year
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Index
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)[2]

1   The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2   The Russell 2000 Index is comprised of the smallest of the 2000 companies of the Russell 3000 Index, representing approximately 8% of the Russell 3000’s total market capitalization.

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

Portfolio Managers

David S. Rainey, CFA, Portfolio Manager, Brian E. Macauley, CFA, Portfolio Manager, and Ira Rothberg, CFA, Portfolio Manager, have served as co-portfolio managers of the Fund since August 2009.

21

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

22

FBR LARGE CAP FINANCIAL FUND

INVESTMENT OBJECTIVE

The investment objective of the Large Cap Financial Fund (the “Fund”) is capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ........................................................................................................................ NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.95% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Investor Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

23

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ___% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of large capitalization (“large-cap”) companies “principally engaged” in the business of financial services including, but not limited to, commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, insurance companies, real estate and leasing companies, holding companies for each of the foregoing types of business, or companies that combine some or all of these businesses.  The Fund’s policy of investing at least 80% of its net assets in large-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a large-cap company to be one that has a market capitalization of $3 billion or more, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  The Fund may also invest in companies in the information technology industries that primarily provide products and/or services to companies in the financial services group of industries. The Fund may invest up to 20% of its net assets in companies with smaller market capitalizations or companies outside of the financial group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Adviser generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

24

MID-CAP AND SMALL-CAP INVESTMENTS.  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

INDUSTRY CONCENTRATION.  The Fund concentrates its investments within a group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund.  The bar chart shows the Fund’s performance for each of the last ten calendar years.  The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	5-Year	10-Year
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Index
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[2]

1   The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2   The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The Index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.

25

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

Portfolio Manager

David H. Ellison, President and Chief Investment Officer (CIO) for the FBR Funds, has served as portfolio manager of the Fund since the commencement of operations in January 1997.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

26

FBR SMALL CAP FINANCIAL FUND

INVESTMENT OBJECTIVE

The investment objective of the Small Cap Financial Fund (the “Fund”) is capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ........................................................................................................................ NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.95% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Investor Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

27

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ___% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies “principally engaged” in the business of providing financial services to consumers and industry.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans.  These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts (“REITs”).  The Fund may invest up to 20% of its net assets in companies with larger market capitalizations or companies outside of the financial services group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Adviser generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

28

SMALL-CAP INVESTMENTS.  Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies.  Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile.  Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

INDUSTRY CONCENTRATION.  The Fund concentrates its investments within a group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund.  The bar chart shows the Fund’s performance for each of the last ten calendar years.  The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	5-Year	10-Year
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Index
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)[2]

1   The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2   The Russell 2000 Index is comprised of the smallest 2000 companies of the Russell 3000 Index, representing approximately 8% of the Russell 3000’s total market capitalization.

29

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

Portfolio Manager

David H. Ellison, President of the Trust and Chief Investment Officer (CIO) for the FBR Funds, has served as portfolio manager of the Fund since the commencement of operations in January 1997.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

30

FBR TECHNOLOGY FUND

INVESTMENT OBJECTIVE

The investment objective of the Technology Fund (the “Fund”) is long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ........................................................................................................................ NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.95% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Investor Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

31

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ___% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry.  The Fund’s policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders.  The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology.  Potential investments would include, but not be limited to, the following industries:  computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies.  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry.

The Adviser makes investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. The Fund may invest, to a limited degree, in securities issued in initial public offerings (“IPOs”).

Many of the common stocks purchased by the Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

32

MID-CAP AND SMALL-CAP INVESTMENTS.  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

INDUSTRY CONCENTRATION.  The Fund concentrates its investments within a group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and is affected by developments in the technology industry and its related businesses. The value of the Fund’s shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

IPO INVESTMENTS.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

FOREIGN INVESTMENTS.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund.  The bar chart shows the Fund’s performance for each calendar year since its inception.  The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based securities market index.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

33

Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	5-Year	Since Inception (02/01/02)
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Indices
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[2]
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)[2]

1   The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2   The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The Index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all the NASDAQ National Market and Small Cap stocks.

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

Portfolio Managers

David H. Ellison, President of the Trust and Chief Investment Officer for the FBR Funds, and Winsor H. Aylesworth, Executive Vice President of the Trust, have served as co-portfolio managers of the Fund since the commencement of operations in February 2002.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

34

FBR GAS UTILITY INDEX FUND

INVESTMENT OBJECTIVE.

The investment objective of the Gas Utility Index Fund (the “Fund”) is income and capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ........................................................................................................................ NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b-1) Fees	NA
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 0.85% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Investor Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

35

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ___% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Designed as an index fund, the Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (“Index”), an index maintained by the American Gas Association (“A.G.A.”), a national trade association of natural gas companies.  The Index consists of approximately 67 publicly traded companies, both domestic and foreign, of natural gas distribution, gas pipeline, diversified gas and combination gas and electric companies whose securities are traded on a U.S. securities exchange (exclusive of treasury stock).  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The stocks included in the Fund are chosen solely on the statistical basis of their weightings in the Index.

The Fund intends to invest under normal circumstances at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations.  No attempt is made to manage the Fund’s portfolio actively in the traditional sense by using economic, financial or market analysis; nor will the adverse financial situation of a company directly result in its elimination from the Fund’s portfolio unless the company is removed from the Index.  The percentage of the Fund’s assets to be invested in each company’s stock contained within the Index is approximately the same as the percentage the stock represents in the Index.  Each stock’s proportion of the Index is based on that stock’s market capitalization, that is, the number of shares outstanding multiplied by the market price of the stock.  Such computation is also weighted to reduce the effect of assets not connected with natural gas distribution and transmission revenue.  To avoid deviation in the Fund’s performance from the Index, the Fund will seek to invest substantially all of its assets in the stocks of the Index.  Although there is no predetermined acceptable range of deviation between the performance of the Index and that of the Fund, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index.  One-hundred percent correlation would mean the total return of the Fund’s assets would increase and decrease exactly the same as the Index.  If a deviation occurs, it may be the result of various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

36

INDUSTRY CONCENTRATION.  The Fund concentrates its investments within a group of industries.  Because of its narrow industry focus, the Fund’s performance is tied closely to and affected by developments in the natural gas distribution and transmission industry, such as competition and weather.  The gas industry is also sensitive to increased interest rates because of the industry’s capital intensive nature.  In the event the Fund experiences significant purchase and/or redemption requests, it may have difficulty providing investment results that replicate the Index.

FOREIGN INVESTMENTS.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Investor Class shares of the Fund.  The bar chart shows the Fund’s performance for each of the last ten calendar years.  The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based securities market index.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	5-Year	10-Year
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Indices
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[2]
A.G.A. Stock Index (reflects no deduction for fees, expenses or taxes)[2]

1   The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2    The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The Index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries. The A.G.A. Stock Index is a market capitalization-weighted index, adjusted monthly, consisting of member companies of the American Gas Association.

37

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

Portfolio Manager

Winsor H. Aylesworth, Executive Vice President of the Trust, has served as portfolio manager of the Fund since 2001.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

38

INVESTING IN THE FUNDS

Purchase and Sale of Fund Shares

The minimum initial investment for a Fund is $2,000.  For an investment in an IRA or pension, profit-sharing or other employee benefit plan (“Retirement Plans”) the minimum initial investment is $1,000.  There is no minimum requirement for subsequent investments.

You may buy or redeem (sell) your shares on any day the New York Stock Exchange (“NYSE”) is open (a “Business Day”).

Purchasing Fund Shares.  FBR Investment Services, Inc. (“FBR Services” or the “Distributor”) has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds (the “Authorized Broker-Dealer”).  If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it.  Contact your broker to determine whether it has an established relationship with the Distributor.

Selling Fund Shares.  You may redeem (sell) your shares on any Business Day.  The price you receive for your shares will be the NAV next determined after your order is received in proper form.

For more information, see the section entitled “Shareholder Information” of the Prospectus.

Tax Information

Because Fund investments are generally taxable investments, you will generally have to pay federal income tax on all Fund distributions, unless you hold Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

39

OTHER IMPORTANT INFORMATION

FURTHER DISCUSSION OF RISKS

MARKET RISKS.  Loss of money is a risk of investing in the Funds.  The net asset value of the Funds can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Funds’ performance will be positive over any period of time, either short-term or long-term.  A Fund’s success depends largely on the Adviser’s ability to select favorable investments.  Also, different types of investments shift in and out of favor depending on market and economic conditions.  For example, at various times stocks will be more or less favorable than bonds and small-cap or mid-cap stocks will be more or less favorable than large-cap company stocks.  Because of this, the Funds may perform better or worse than other types of funds depending on what is in “favor.”

EQUITY INVESTMENTS.  Fluctuations in the stock market in general, as well as in the value of particular equity securities held by a Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.  Holders of equity securities only have rights to the value of a company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.  Your investment in the Fund is not guaranteed.

TEMPORARY DEFENSIVE POSITIONS.  The Funds may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of a Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Funds may invest in cash and/or short-term obligations.  These may include high-grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements and U.S. Government obligations.  The Funds may also hold these obligations in anticipation of share redemptions or pending investment of assets in accordance with each Fund’s investment policies.

FOREIGN INVESTMENTS.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

INITIAL PUBLIC OFFERING (“IPO”) INVESTMENTS.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.  Because of the price volatility of IPO shares, the Funds may choose to hold IPO shares for a very short period of time, which may increase the turnover of the Funds’ portfolios and may lead to increased expenses to the Funds, such as commissions and transaction costs.  In addition, the Funds’ Adviser cannot guarantee continued access to IPOs.

40

INDUSTRY CONCENTRATION.  Because of their narrow focus, the performance of the Large Cap Financial Fund and the Small Cap Financial Fund (“Financial Funds”), the Technology Fund and the Gas Utility Index Fund are tied closely to and affected by the financial services, technology, and natural gas distribution and transmission industries, respectively.  The value of the Funds may be subject to greater volatility than funds with portfolios that are less concentrated.  If securities in a particular industry fall out of favor, these Funds could underperform funds that focus on other types of companies.  As is the case with other industries, or groups of closely-related industries, companies in the financial services, technology, and natural gas distribution and transmission industries often face similar obstacles, issues or regulatory burdens.  Consequently, securities of these industries may react similarly and move in unison to changes in market conditions.  Additional risks in each industry are discussed below.

Financial Services Group of Industries (Financial Funds).  Companies involved in the financial services group of industries face special risks, including the negative impact of government regulation and volatile interest rates.  A Fund may incur a loss on an investment in the securities issued by these institutions.  For example, banks, savings and loan associations and finance companies are subject to extensive governmental regulation that may limit their lending activity.  Commercial banks, savings and loan institutions and their holding companies are also influenced by adverse effects, portfolio concentrations in loans to particular businesses, such as real estate and energy, and competition from new entrants in their areas of business. However, neither federal insurance of deposits, nor regulation of the banking and savings and loan industries, ensures the solvency or profitability of commercial banks or savings and loan institutions.  In addition, these companies largely depend on the availability and cost of capital funds for their profitability, which can change significantly when interest rates change.  In addition, general economic conditions are important to the operations of these companies.

Investment banking, securities and commodities brokerage and investment advisory companies are also subject to governmental regulation and investments in those companies are subject to the risks related to securities and commodities trading and securities underwriting activities.  Insurance companies are also subject to extensive governmental regulation, including the imposition of maximum rate levels, which may be inadequate for some lines of business.  The performance of insurance companies will be affected by interest rates, severe competition in the pricing of services, claims activities, marketing competition and general economic conditions.

Technology Industry (Technology Fund).  Companies in the technology industry face special risks.  For example, the industry faces such challenges as rapid changes in technology, availability of capital, costs of research and development, government regulation and relatively high risks of obsolescence caused by scientific and technological advances.  In addition, the technology sector is subject to the risk of aggressive product prices due to competitive pressure from numerous market entrants. Therefore, the value of such companies is particularly vulnerable to abrupt or erratic movements.  These price movements may have a larger impact on the Technology Fund than on a fund with a more broadly diversified portfolio.

Natural Gas Industry (Gas Utility Index Fund).  One of the natural gas industry’s primary risks is the competitive risk associated with the prices of alternative fuels, such as coal and oil.  For example, major gas customers such as industrial users and electric power generators often have the ability to switch between the use of coal, oil or gas.  During periods when competing fuels are less expensive, the revenues of gas utility companies may decline with a corresponding impact on earnings.  Weather is another risk that may affect the industry; a warmer winter could decrease the amount of gas used by heating customers and thereby reduce the earnings of companies in the industry.  Additionally, the gas industry is also sensitive to increased interest rates because of the industry’s capital intensive nature.

MID-CAP AND SMALL-CAP INVESTMENTS.  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of mid-cap and small-cap companies usually have more limited marketability.  Because mid-cap and small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.  Additionally, securities of mid-cap and small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and typically there is less publicly available information concerning mid-cap and small-cap companies than for larger, more established companies.  Although investing in securities of mid-cap and small-cap companies offers potential above-average returns if the companies are successful, there is a risk that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

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Securities of mid-cap and small-cap companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets or financial resources and may lack management depth.  Securities of mid-cap and small-cap companies also may be more volatile than larger companies or the market averages in general because of their general susceptibility to economic downturns, especially in the financial services group of industries where changes in interest rates and demand for financial services are so closely tied to the economy.

NON-DIVERSIFICATION.  The Funds are classified as “non-diversified” investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), which means each Fund may own larger positions in a smaller number of securities.  A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified.  However, each Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, which requires that, among other things, at the close of each quarter of each Fund’s taxable year, a Fund may not (1) with respect to 50% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of outstanding voting securities of any one  issuer, or (2) invest more than 25% of the value of its total assets in the securities of any one issuer.  These limits do not apply to U.S. Government securities or securities of other registered investment companies.

INVESTMENTS IN DERIVATIVES.  Each Fund, except the Gas Utility Index Fund, may engage in derivative instruments such as options, futures and forward foreign currency exchange contracts.  Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator.  A Fund may use derivatives for either hedging or non-hedging purposes, or for both purposes, including for purposes of enhancing return.  Investing for non-hedging purposes may be considered speculative and involve additional risks.

The use of derivative instruments exposes a Fund to additional risks and transaction costs.  Risks inherent in the use of derivative instruments include:

  the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;

  imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

  the fact that skills needed to use these strategies are different than those needed to select portfolio securities;

  the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

  leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument; and

  particularly in the case of privately-negotiated instruments, the risk that the counter-party will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

The Statement of Additional Information (“SAI”) contains more information about the Funds’ investment strategies and related risks (see the heading "Additional Information" on the back cover).

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. (the “Adviser”), located at 1001 Nineteenth Street North, Arlington, Virginia 22209, serves as the investment adviser to the Funds.  The Adviser directs the investment of each Fund’s assets, subject at all times to the supervision of the Board of Trustees (“Board”) of The FBR Funds (the “Trust”).  The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of each Fund’s investments.  The Adviser was organized as a Delaware corporation in 1996 and is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser.  As of January 31, 2010, it managed approximately $___billion of net assets on behalf of the Funds.  The Adviser is a subsidiary of FBR Capital Markets, Inc.

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Pursuant to an Investment Advisory Agreement with the Trust, for its services to the Trust, the Adviser is entitled to receive a monthly fee, at an annual rate of 0.90% of the average daily net assets of the Pegasus Fund, the Pegasus Mid Cap Fund, the Pegasus Small Cap Fund, the Pegasus Small Cap Growth Fund, the Focus Fund, the Large Cap Financial Fund, the Small Cap Financial Fund and the Technology Fund and at an annual rate of 0.40% of the average daily net assets of the Gas Utility Index Fund.  The Adviser may periodically waive all or a portion of its advisory fee with respect to each Fund.  For the past fiscal year ended October 31, 2009, the Pegasus Fund, the Pegasus Mid Cap Fund, the Pegasus Small Cap Fund, the Pegasus Small Cap Growth Fund, the Focus Fund, the Large Cap Financial Fund, the Small Cap Financial Fund, the Technology Fund and the Gas Utility Index Fund paid advisory fees, after waiver or reimbursement, at the rate of ____%, ____%, ____%, ____%, ____%, ____%, ____%, ____% and ____%, respectively.

The Trust has applied for an exemptive order from the SEC to permit the Adviser, subject to the approval of the Board, to enter into, and materially amend, sub-advisory agreements with any sub-adviser retained by the Adviser and the Funds to manage the Funds without obtaining shareholder approval, if the Board concludes that such arrangements would be in the best interests of the shareholders of the affected Fund.  Shareholders of Pegasus Fund, Pegasus Mid Cap Fund, Pegasus Small Cap Fund, Pegasus Small Cap Growth Fund, Focus Fund, Small Cap Financial Fund, Technology Fund and Gas Utility Index Fund have approved such a “manager of managers” arrangement.  If the SEC grants the exemptive order, in the event that there is a change in any of the sub-advisers retained by the Funds, shareholders would receive information about the change and about any new sub-adviser selected.  While shareholders would not be permitted to vote on the selection of new sub-advisers, they would retain the right to vote on any material change to the Adviser.

Information regarding the basis for the Board’s approval of the Funds’ investment advisory agreements is available in the Funds’ annual shareholder report for the fiscal year ended October 31, 2009.

Administrator

JPMorgan Chase Bank N.A. (“JPMorgan”) serves as the administrator to the Funds and provides pursuant to an Administration Agreement (“Agreement”) day-to-day administrative services including monitoring portfolio compliance, determining compliance with provisions of the Internal Revenue Code and preparing the Funds’ registration statements.  Pursuant to the Agreement, JPMorgan receives a fee of 0.02% of the first $2.5 billion of average daily net assets of the Trust, 0.0175% of the next $1.0 billion of average daily net assets of the Trust and 0.015% of the Trust’s average daily net assets in excess of $3.5 billion.

Pursuant to the Administrative Services Agreement, the Adviser also provides certain administrative services to the Funds that are in addition to those provided by JPMorgan, including oversight of service providers.  The Adviser receives 0.04% of average daily net assets of the Trust.  The Adviser also provides the Funds with office space, facilities and business equipment and generally administers the Funds’ business affairs and provides the services of executive and clerical personnel for administering the affairs of the Funds.  The Adviser compensates all personnel, Officers, and Trustees of the Funds if such persons are employees of the Adviser.

Portfolio Managers

The following section provides biographical information about each of the Funds’ portfolio managers.  With respect to each Fund the Adviser employs the portfolio managers responsible for managing each Fund’s investments.  Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day to day trading decisions distributed equally amongst the investment professionals of the Adviser.  Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Funds each manages is available in the SAI.

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David H. Ellison serves as President of the Trust and Chief Investment Officer (CIO) for the Funds.  Mr. Ellison has served as portfolio manager of the Large Cap Financial Fund and the Small Cap Financial Fund and co-portfolio manager of the Technology Fund since the commencement of each Fund’s operations.  Prior to joining the Adviser as a portfolio manager in 1997, Mr. Ellison was portfolio manager of the Fidelity Select Home Finance Fund from 1985 until December 1996.

Winsor H. Aylesworth has served as co-portfolio manager of the Technology Fund since the Fund’s commencement of operations and has served as portfolio manager of the Gas Utility Index Fund since 2001.  Mr. Aylesworth has been employed by the Adviser since 1998.  He holds both an M.S. and MBA degree and previously was president of Grandview Advisers, Inc.

Robert C. Barringer, CFA has served as co-portfolio manager of the Pegasus Fund and portfolio manager of the Pegasus Small Cap Fund since their commencement of operations and as the portfolio manager of the Pegasus Small Cap Growth Fund since July 2004.  Mr. Barringer holds a B.A. and a MBA.  Prior to joining the Adviser in May 2004, Mr. Barringer held positions as either an analyst or a co-portfolio manager with Citizens Funds since February 2001.

Ryan C. Kelley, CFA has served as co-portfolio manager of the Pegasus Fund and portfolio manager of the Pegasus Mid Cap Fund since their commencement of operations.  Mr. Kelley holds a B.A. degree.  Prior to joining the Adviser in 2005, Mr. Kelley held various positions at FBR, including senior equity analyst in the research department since 2002 and associate in corporate finance for five years prior to 2002.

David S. Rainey, CFA has served as co-portfolio manager of the Focus Fund since August 2009.  Prior to joining the Adviser in August 2009, Mr. Rainey served as Senior Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in May, 1998.  Prior to joining Akre Capital Management, Mr. Rainey held investment management positions with the Federal National Mortgage Association (“Fannie Mae”), the Student Loan Marketing Association (“Sallie Mae”) and with Wheat First Securities.  Mr. Rainey holds a BS in Commerce from the University of Virginia and an MBA from Duke University.

Brian E. Macauley, CFA has served as co-portfolio manager of the Focus Fund since August 2009.  Prior to joining the Adviser in August 2009, Mr. Macauley served as a Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in January 2003.  Prior to joining Akre Capital Management, Mr. Macauley held investment analyst positions with Credit Suisse First Boston and with Wachovia Securities.  Mr. Macauley holds a BS in Commerce from the University of Virginia.

Ira Rothberg, CFA has served as co-portfolio manager of the Focus Fund since August 2009.  Prior to joining the Adviser in August 2009, Mr. Rothberg served as a Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in November 2004.  Prior to joining Akre Capital Management, Mr. Rothberg held an investment analyst position with Ramsey Asset Management.  Mr. Rothberg holds a BS in Finance and Accounting and a BA in Economics from the University of Maryland.

SHAREHOLDER INFORMATION

All purchases and redemptions of a Fund’s shares are made at the Fund’s net asset value per share (“NAV”) next determined after receipt of the order in proper form. You pay no sales charges to invest in the Funds.

Choosing a Class of Shares

All of the Funds offer Investor Class shares; certain of the Funds offer I Class and R Class shares.  Consult the separate I Class and R Class prospectuses to see which of the Funds are currently offered in those classes.  For information about I Class and R Class shares, call The FBR Funds (“FBR”) at 888.888.0025.

Determination of Net Asset Value

Your price for Fund shares is the Fund’s NAV, which is computed daily as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open (a “Business Day”).  Purchase orders received by JPMorgan Chase Bank, N.A. (“JPMorgan” or “Transfer Agent”) prior to the close of regular trading on the NYSE on any Business Day, are priced according to the applicable NAV determined on that date.  Purchase orders received after the close of regular trading on the NYSE are generally priced as of the time the Fund’s NAV is next determined.

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Each Fund determines its NAV by dividing the value of its net assets (i.e., assets less liabilities) by the total number of shares then outstanding.  Each Fund’s investments are valued based on market value.  When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), such security will be priced using its fair value as determined in good faith, by, or using procedures approved by, the Board of Trustees of the Funds.  The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities affected by a significant event occurring after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of the security; securities whose trading has been halted or suspended; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

How to Buy Shares

Generally. You may buy shares of the Funds on any Business Day.  The minimum initial investment is $2,000.  For an investment in an IRA or pension, profit-sharing or other employee benefit plan (“Retirement Plans”) the minimum initial investment is $1,000.  There is no minimum requirement for subsequent investments.  The Funds reserve the right to reject any purchase order or change the initial and subsequent investment minimum requirements at any time.

 Important Information About Procedures For Opening A New Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: when you open an account, a Fund must obtain the following information:

  Your name;

  Physical residential address (although post office boxes are still permitted for mailing);

  Date of birth; and

  Social security number, taxpayer identification number, or other identifying number.

We may also ask for other information that will allow us to identify you or to see certain identifying documents.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other third-party services.  Additional information may be required to open accounts for corporations and other non-natural persons.

Federal law prohibits the Funds from establishing new accounts unless it receives the minimum identifying information listed above.  The Funds also may be required to close your account if they are unable to verify your identity within a reasonable time.

Buying Shares Through the Distributor, Other Authorized Broker-Dealers or Investment Professionals

FBR Investment Services, Inc. (“FBR Services” or the “Distributor”) has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds (the “Authorized Broker-Dealer”).  If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it.  Contact your broker to determine whether it has an established relationship with the Distributor.

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To buy shares through the Distributor or an Authorized Broker-Dealer, you may send a check, or wire Federal Funds.  The Distributor or an investor’s Authorized Broker-Dealer is responsible for forwarding purchase information and payment promptly to the Funds.

Shareholders whose shares are held through a brokerage account who desire to transfer such shares to another brokerage account should contact their current broker to affect the transfer.

Some broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals (collectively, “Investment Professionals”) may charge their clients direct fees or impose conditions on investments in addition to or different from those described in this Prospectus.  You should contact your Investment Professional concerning these fees and conditions (if any).  Investment Professionals are solely responsible for promptly transmitting purchase and redemption orders to the Funds.

Distribution and Shareholder Servicing Arrangements.  With respect to the Gas Utility Index Fund, the Adviser or its affiliates, from their own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments to broker-dealers or other financial intermediaries as compensation for providing shareholder servicing and other administrative services to Fund shareholders.  The Board of Trustees periodically reviews these payments.

Buying Shares Through the Transfer Agent

To purchase shares through the Transfer Agent, you should complete the application (the “Account Application”) accompanying this Prospectus and forward it with payment by check drawn on a U.S. or Canadian bank to The FBR Funds, c/o JPMorgan Chase Bank, N.A., P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to The FBR Funds, c/o JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202-4203.  You may make additional purchases of shares by mailing a check drawn on a U.S. or Canadian bank to the same address.  If you pay for shares by check, the shares will be priced at the NAV next determined after the Transfer Agent receives the check in proper form. No cash, money orders, traveler’s checks, credit card checks, future or post-dated checks including stale-dated checks, counter or starter checks will be accepted.  The Funds may accept cashier’s checks or official checks for the purpose of a transfer or rollover.  In some instances, the Funds will accept third party checks, however, to protect against check fraud, the Funds may reject any purchase request involving a check that is not made payable to “The FBR Funds” (including, but not limited to, requests to purchase shares using third-party checks).  The availability of funds purchased by check may be subject to a hold up to 10 business days.

If your check does not clear, for any reason, the Transfer Agent will cancel your purchase and charge you for any loss to the Fund.  You may also be prohibited from future purchases.

You may also purchase shares by federal wire.  Call the Transfer Agent at 888.888.0025 prior to sending the wire to ensure you use the correct wiring instructions.  There is no charge from the Funds to make a wire purchase, however your bank may charge a fee for handling wire transfers.  All wires must be denominated in U.S. Dollars.

You should also notify the Transfer Agent before wiring funds for additional purchases.

The Transfer Agent will not process purchases or redemptions until it receives a fully completed and signed Account Application.

In-Kind Purchases

You may buy shares of the Funds “in-kind” through a transfer of securities as payment for the shares, if approved in advance by the Adviser.  Securities used to purchase Fund shares must be appropriate investments for that Fund, must be consistent with the Fund’s investment objective and policies, and must have readily available market quotations.  The securities will be valued in accordance with the Funds’ procedures for valuing portfolio securities, determined as of the close of business the day on which the securities are received by the Fund in salable form. Whether a Fund will accept particular securities as payment will be decided at the sole discretion of the Adviser.  If you are considering buying shares in this manner, please call 888.888.0025.

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Systematic Investment Program

The Systematic Investment Program allows you to buy shares of a Fund at regular intervals.  If your bank or other financial institution allows automatic withdrawals, you may buy shares by having a designated account debited in the specified amount every month or quarter, on the fifth and/or twentieth day of the month.  A minimum initial investment of $500 is required to enroll in the Systematic Investment Program, and a $50 minimum for all subsequent systematic investments.  Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be used for participation in the Systematic Investment Program.  If you want to participate in the Systematic Investment Program, please call the Transfer Agent at 888.888.0025 to obtain the appropriate forms.

The Systematic Investment Program does not assure a profit and does not protect against loss in declining markets. The Funds may modify or terminate the Systematic Investment Program at any time or charge a service fee.  No fee is currently charged or contemplated.

How to Redeem Shares

Generally.  The price you will receive for your shares will be the NAV next determined after your order is received in proper form.

Normally, redemption proceeds will be mailed by the next Business Day after the Fund receives a redemption request in proper form, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a Fund.  This generally applies to cases of very large redemptions or during unusual market conditions.

Notwithstanding the foregoing, with respect to redemption of shares that were purchased recently by check, the Funds may withhold payment of redemption proceeds for up to 10 business days.

Your account may be redeemed after 60 days’ written notice to you if your account’s net asset value has fallen below $1,000 due to redemptions.  If you receive notice that your account will be redeemed, you may avoid the redemption by investing additional amounts in your account to bring the balance over $1,000.  You will not be required to redeem your account that has fallen below $1,000 due to market fluctuations.

Frequent Trading Policy and Redemption Fee

The Funds are intended for long-term investors and not for those who wish to trade frequently in their shares. Frequent trading into and out of a Fund can have adverse consequences for the Fund and long-term shareholders. The Trust believes that frequent or excessive short-term trading activity by Fund shareholders may be detrimental to long-term shareholders because those activities may, among other things, (a) dilute the value of shares held by long-term shareholders, (b) cause the Funds to maintain a larger cash position than each such Fund would otherwise need, (c) increase brokerage commissions and related costs and expenses (such as custody and administrative costs and expenses), and (d) incur additional tax liability.  To protect against such activity, the Board of Trustees has adopted policies and procedures to curtail frequent or excessive short-term trading activity by Fund shareholders.

In accordance with this policy, if you redeem or exchange shares within 90 days of purchasing them, the Funds will charge a redemption fee of 1% of the amount redeemed.  The 1% redemption fee on shares redeemed (including exchanges) within 90 days of purchase is deducted from the redemption proceeds, is payable to the applicable Fund and is intended to offset out-of-pocket administrative costs and portfolio transaction costs caused by short-term trading.  To calculate the redemption fee, the Funds will use the “first-in, first-out” (FIFO) method to determine the holding period.  Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account.  All shareholders are subject to this fee, whether you invest directly with the Funds or through a Financial Intermediary, except as noted below.

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Subject to the advance approval of the Trust’s chief compliance officer, the redemption fee may be waived on certain exempt transactions and accounts, including (1) redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions; (2) redemptions initiated by the Fund, including payment of maintenance fees; (3) shares redeemed due to death or disability of a shareholder or divorce decree; (4) transfer of assets within the same Fund; (5) certain redemptions and exchanges from participant directed retirement plans (please see below); and (6) redemptions and exchanges redeemed through asset allocation programs, provided the rebalancing is done  no more than quarterly.  Under Rule 22c-2 of the Investment Company Act of 1940, the Funds have entered into agreements with financial intermediaries obligating such financial intermediaries to provide, upon each Fund’s request, certain information regarding their customers and their customers’ transactions in shares of the Funds.  However, there can be no guarantee that all short-term trading activity will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a form that can be quickly analyzed or evaluated by the Funds.

Redemption fees will not apply to the following transactions in participant directed retirement plans (such as 401k, 403b and 457 plans): (1) redemptions due to loans; (2) required minimum distributions; (3) plan or participant termination; and (4) redemptions and exchanges on initial payroll or employer contributions.

Other than the redemption fee, the Trust does not impose limits on the frequency of purchases and redemptions at the present time, nor does it limit the number of exchanges in a given period, but reserves the right to impose such measures in the future.  The Trust allows exchanges into any Fund in the Trust.  The Trust reserves the right to modify, withdraw or impose certain limitations at any time with respect to the exchange privilege.  The Trust reserves the right to modify the redemption fee to meet any regulatory requirements that may be imposed in the future.

Redeeming Through The Distributor, Authorized Broker-Dealers Or Investment Professionals

If you hold Fund shares through a brokerage account, you must submit redemption requests to your account executive or Authorized Broker-Dealer, either in person, by telephone or by mail.  As the Funds’ agent, the Distributor or another Authorized Broker-Dealer may honor a redemption request by repurchasing Fund shares from you at the shares’ NAV next computed after the Distributor or Authorized Broker-Dealer receives your request. Under normal circumstances, redemption proceeds will be paid by check or credited to your brokerage account by the next Business Day.  The Distributor and Authorized Broker-Dealers are responsible for sending redemption requests promptly to the Transfer Agent.  You may also place redemption requests through an Investment Professional, who may charge a fee for this service.

Redeeming Through The Transfer Agent

Some circumstances require that your request to sell shares be made in writing accompanied by an original signature guarantee to help protect against fraud.  We accept original signature guarantees from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations participating in a Medallion program.  The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (MSP).  SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED.

Some of the circumstances that may require an original Medallion signature guarantee from one of the above programs include:

  Redemption proceeds that exceed $100,000;

  Proceeds that are not being paid to the owner of record, including the transfer of assets;

  Proceeds that are being sent to an address other than the address of record;

  Proceeds to be paid by check to an address of record that has been changed within 30 days; and

  Proceeds being sent via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request.

We may require additional documentation of authority when a corporation, partnership, trust, fiduciary, executor or administrator requests a redemption.  Contact the Transfer Agent for requirements.

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REDEMPTION IN WRITING.  If you do not hold shares through a brokerage account and you wish to redeem shares, you may redeem your shares through the Transfer Agent by sending a written request directly to: The FBR Funds, c/o JPMorgan Chase Bank, N.A., P.O. Box 5354, Cincinnati, Ohio 45201-5354.  Include the following information in your redemption request:

  the name of the Fund and account number you are redeeming from;

  your name(s) and address as it appears on your account;

  the dollar amount or number of shares you wish to redeem;

  your signature(s) as it appears on your account registration; and

  a daytime telephone number.

REDEMPTION BY TELEPHONE/PAYMENT BY WIRE TRANSFER.  You may redeem shares by telephone if you elected this option on your initial Account Application.  If you wish to add this privilege to your account, please call the Transfer Agent at 888.888.0025 for instructions.  Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.

If you redeem shares by telephone, we will mail a check for the redemption proceeds to your registered address unless you have designated in your Account Application that redemption proceeds are to be sent by wire transfer to a specific checking or savings account.  In that case, if we receive a telephone redemption request before the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), we will wire the redemption proceeds to your bank account on the next day that a wire transfer can be effected.  We charge a transaction fee of $10.00 for payments by wire.  This fee may be waived for certain institutional accounts and broker/dealer accounts.  Your bank may also charge a fee for receiving the wire.

In order to protect your investment assets, the Funds will only follow instructions received by telephone that it reasonably believes to be genuine.  However, there is no guarantee that the instructions relied upon will always be genuine and the Funds will not be liable, in those cases.  The Funds have certain procedures to confirm that telephone instructions are genuine.  Some of these procedures may include requiring personal identification; making checks payable only to the owner(s) of the account shown on the Funds’ records; mailing checks only to the account address shown on the Funds’ records; directing wires only to the bank account shown on the Funds’ records; providing written confirmation for transactions requested by telephone and tape recording instructions received by telephone.  The Funds reserve the right to refuse any transaction they believe to not be genuine.

Redemption In-Kind

Redemption proceeds are normally paid in cash; however, the Funds reserve the right to pay the redemption price in whole or in part by a “redemption in-kind” of portfolio securities of the particular Fund, in lieu of cash, if the amount you are redeeming is large enough to affect Fund operations (for example, if it represents more than 1% of a Fund’s assets).

Automatic Withdrawal

The Funds have an automatic withdrawal program, which allows you to withdraw a specified dollar amount (minimum of $100) on either a monthly or quarterly basis.  You must have a minimum account balance of $10,000 in a Fund to enroll in the automatic withdrawal program.  We will redeem shares in your account for this purpose. As with other redemptions, we will charge a 1% fee for shares redeemed that have been held 90 days or less (see “Frequent Trading Policy and Redemption Fee”).  You may obtain an application for automatic withdrawal from the Distributor or the Transfer Agent.  If, as a result of your automatic withdrawals, your account balance in a Fund falls below $1,000, it may be subject to the minimum account balance requirements.  You may cancel the automatic withdrawal at any time.  The Funds reserve the right to cancel the plan if, on two or more consecutive months, there has been insufficient shares in your account.  The Funds may modify or terminate the automatic withdrawal program at any time.

Shareholder Services

Tax-Sheltered Retirement Plans

You may invest in each Fund through various retirement plans.  These include individual retirement plans and employer sponsored retirement plans, such as defined benefit and defined contribution plans.  To determine which type of retirement plan is appropriate for you, please contact your tax adviser.  For further information about Fund sponsored Traditional, Roth and SEP IRA plans, please call the Transfer Agent.

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Exchange Privilege

You may exchange your shares of a Fund for shares of another Fund described in this Prospectus.

You should obtain and read the current Prospectus of the FBR Fund you want to acquire in an exchange by calling 888.888.0025.  Please note that proceeds of shares exchanged within 90 days of purchase will be subject to a 1% redemption fee (see “Frequent Trading Policy and Redemption Fee”).  The FBR Fund you are exchanging into must be available for sale in your state and the registration for both accounts must be identical.  Exchanges will be effected at the respective net asset values of the Funds involved as next determined after receipt of the exchange request.  The exchange privilege may be modified or withdrawn at any time and is subject to certain limitations.

If you wish to make an exchange, you may do so by sending a written request to the Transfer Agent.  You will automatically be provided with telephone exchange privileges when you open your account, unless you indicate on the Account Application that you do not wish to use this privilege.  You may add a telephone exchange feature to an existing account that previously did not provide for this option.  If you wish to add this privilege to your account, please call the Transfer Agent at 888.888.0025 for instructions.  Once this election has been made, you may simply contact the Transfer Agent at 888.888.0025 to request the exchange.

When you enact an exchange, a new account will be established with the exact registration and options as the account you are exchanging from unless you are exchanging into an existing account.  If you want different options for the new account, you must specify this in writing, with all signatures guaranteed as described above.  See “Redeeming Through the Transfer Agent.”

For federal income tax purposes, an exchange is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange (except for exchanges within retirement plans).  You should consult your own tax adviser concerning the tax consequences of an exchange.

If an exchange is to a new account in a Fund, the dollar value of shares acquired must meet the Fund’s minimum investment for a new account.  Any amount that remains in a Fund account after an exchange must not drop below the minimum account value required by the Funds.

Distribution Fees

Each Fund, except the Gas Utility Index Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act which allows the Fund to pay distribution fees for the sale and distribution of its shares.  Under these plans, each Fund pays a distribution fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Dividends and Distributions

Each Fund, except the Gas Utility Index Fund, declares and pays any dividends from its net investment income, if any, annually.  The Gas Utility Index Fund declares and pays any such dividends quarterly.  The Funds distribute substantially all of their net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, after the end of the taxable year in which the gain is realized.  The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).

50

You may choose to have dividends and distributions of a Fund paid to you in cash or additional shares of the Fund. You should make this election on your Account Application but you may change your election by giving written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution.  If you do not choose otherwise, all dividends and distributions will be reinvested in the Fund paying the dividend and/or distribution.

If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) remains uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Funds at the NAV determined as of the date of payment.  In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and then reinvested in the Funds at the NAV determined as of the date of cancellation.

Federal Tax Considerations

Investments in the Funds have tax consequences that you should consider.  This section briefly describes some of the more common federal tax consequences.  A more detailed discussion about the tax treatment of distributions from a Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of a Fund, is contained in the SAI.  You should consult your tax adviser about your own particular tax situation.

Taxes on Distributions.  You will generally have to pay federal income tax on all Fund distributions.  Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of a Fund.  Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains.  Dividend distributions and short-term capital gains generally will be taxed as ordinary income.  The tax you pay on a given capital gains distribution generally depends on how long a Fund held the portfolio securities it sold.  It does not depend on how long you held your Fund shares.

Currently applicable tax provisions generally provide for a maximum tax rate for individual taxpayers of 15% on long-term gains and certain qualifying dividends on corporate stock.  These rate reductions do not apply to corporate taxpayers or to foreign shareholders.  The following are guidelines for how certain distributions by a Fund are generally taxed to individual taxpayers:

  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

  Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

  A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

  Distributions of earnings from non-qualifying dividends income, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

  The favorable treatment for qualifying dividends and the maximum 15% rate on capital gains for individual taxpayers is currently scheduled to expire in 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns.  Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

51

The Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. federal income tax liability.

Taxes on Sales or Exchanges.  If you sell shares of a Fund or exchange them for shares of another Fund, you generally will be subject to tax on any taxable gain.  Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange).  Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.  If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of the shares of the Fund.

Other Considerations.  If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

Disclosure of Portfolio Holdings

A complete list of each Fund’s portfolio holdings is publicly available on a quarterly basis on the Funds’ website at www.fbrfunds.com by the 10th business day following the end of each calendar quarter.  A complete list of the Funds’ portfolio holdings is also publicly available through filings made with the U.S. Securities and Exchange Commission on Forms N-CSR and N-Q.  The Funds also make available certain additional information regarding their portfolios (e.g. top-10 holdings, asset allocation, sector breakdown) on their website on a quarterly basis by the 15th of the month following the calendar quarter-end.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolios is provided in the Funds’ SAI.

Shareholder Services Agreements

The Funds are authorized to enter into Shareholder Services Agreements pursuant to which each Fund is entitled to make payments to certain entities which may include investment advisers, brokers, dealers, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship.  Under the terms of a Shareholder Services Agreement, a Fund is authorized to pay an Authorized Service Provider a shareholder service fee at the rate of up to 0.25% on an annual basis of the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

Payments to Third Parties by the Adviser and its Affiliates

The Adviser and its affiliates, including the Distributor, may, out of their own resources, and without additional direct cost to the Funds or their shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the Funds.  This compensation is in addition to any Distribution (Rule 12b-1) Fees paid by the Funds to such intermediaries.  This compensation is generally made to those intermediaries that provide shareholder servicing, marketing support, broker education, and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

Please be aware that the Funds may use brokers who sell shares of the Funds to effect portfolio transactions.  The Funds do not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions.  The Funds have adopted procedures which address these matters.  You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another.

52

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Fund’s Investor Class share’s financial performance for the past five years, or, if shorter, the period of the Fund’s Investor Class share’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions, if any).  The information for the Funds has been audited by [   ], whose report, along with the Funds’ audited financial statements, are included in the current annual report, which is available upon request.

FBR Pegasus FundTM

	For the Year Ended October 31, 2009	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007	For the Period Ended October 31, 2006*
Per Share Operating Performance:
Net Asset Value - Beginning of Period		$13.40	$11.84	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[1,2]		0.08	(0.04)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]		(4.05)	2.05	1.84

Total from Investment Operations		3.97	2.01	1.83

Distributions to Shareholders:
From Net Investment Income		-	-	(0.00)[4]
From Net Realized Gain		(1.30)	(0.45)	-

Total Distributions		(1.30)	(0.45)	(0.00)[4]

Paid-in Capital from Redemption Fees[5]		0.01	(0.00)[4]	0.01

Net Increase (Decrease) in Net Asset Value		(5.26)	1.56	1.84
Net Asset Value - End of Period		$8.14	$13.40	$11.84

Total Investment Return[6]		(32.37)%	17.52%	18.45%(A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]		1.71%	1.97%	1.94%(B)
Expenses Before Waivers and Related Reimbursements		2.55%	2.21%	2.74%(B)
Net Investment Income (Loss) After Waivers and Related Reimbursements[2]		0.51%	(0.30)%	(0.23)%(B)
Net Investment Loss Before Waivers and Related Reimbursements		(0.33)%	(0.54)%	(1.03)%(B)

Supplementary Data:
Portfolio Turnover Rate		39%	108%	166%(A)
Net Assets at End of Period (in thousands)		$4,574	$13,037	$13,349

53

*	Represents the period from commencement of operations (November 15, 2005) through October 31, 2006.
[1]

Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Prior to May 30, 2008, reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses). As of May 30, 2008, reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.25%  (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses).

[3]

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]	Less than $0.01
[5]	Calculated based on average shares outstanding.
[6]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

54

FBR Pegasus Mid Cap FundTM

	For the Year Ended October 31, 2009	For the Year Ended October 31, 2008	For the Period Ended October 31, 2007*
Per Share Operating Performance:
Net Asset Value - Beginning of Period		$11.30	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss[1,2]		(0.01)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]		(3.00)	1.32

Total from Investment Operations		(3.01)	1.30

Distributions to Shareholders:
From Net Realized Gain		(0.13)	-

Paid-in Capital from Redemption Fees[4]		0.02	0.00[5]

Net Increase (Decrease) in Net Asset Value		(3.12)	1.30
Net Asset Value - End of Period		$8.18	$11.30

Total Investment Return[6]		(26.71)%	13.00%(A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]		1.66%	1.95%(B)
Expenses Before Waivers and Related Reimbursements		3.71%	4.17%(B)
Net Investment Loss After Waivers and Related Reimbursements[2]		(0.13)%	(0.36)%(B)
Net Investment Loss Before Waivers and Related Reimbursements		(2.18)%	(2.58)%(B)

Supplementary Data:
Portfolio Turnover Rate		93%	135%(A)
Net Assets at End of Period (in thousands)		$4,108	$3,873

*	Represents the period from commencement of operations (February 28, 2007) through October 31, 2007.
[1]

Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Prior to May 30, 2008 reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses) As of May 30, 2008, reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.35% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses).

[3]

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01
[6]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

55

FBR Pegasus Small Cap FundTM

	For the Year Ended October 31, 2009	For the Year Ended October 31, 2008	For the Period Ended October 31, 2007*
Per Share Operating Performance:
Net Asset Value - Beginning of Period		$11.85	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss[1,2]		(0.03)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]		(3.35)	1.89

Total from Investment Operations		(3.38)	1.85

Distributions to Shareholders:
From Net Realized Gain		(0.04)	-

Paid-in Capital from Redemption Fees[4]		0.01	0.00[5]

Net Increase (Decrease) in Net Asset Value		(3.41)	1.85
Net Asset Value - End of Period		$8.44	$11.85

Total Investment Return[6]		(28.49)%	18.50%(A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]		1.74%	1.95%(B)
Expenses Before Waivers and Related Reimbursements		3.55%	3.77%(B)
Net Investment Loss After Waivers and Related Reimbursements[2]		(0.36)%	(0.61)%(B)
Net Investment Loss Before Waivers and Related Reimbursements		(2.17)%	(2.43)%(B)

Supplementary Data:
Portfolio Turnover Rate		207%	107%(A)
Net Assets at End of Period (in thousands)		$3,998	$4,900

*	Represents the period from commencement of operations (February 28, 2007) through October 31, 2007.
[1]

Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Prior to May 30, 2008 reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses). As of May 30, 2008, reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.45% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses).

[3]

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01
[6]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

56

FBR Pegasus Small Cap Growth FundTM

	For the Years Ended October 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value - Beginning of Period		$13.56	$11.34	$9.46	$8.88

Income (Loss) from Investment Operations:
Net Investment Loss[1,2]		(0.15)	(0.19)	(0.15)	(0.16)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]		(4.64)	2.92	2.02	0.70

Total from Investment Operations		(4.79)	2.73	1.87	0.54

Distributions to Shareholders:
From Net Realized Gain		(0.47)	(0.52)	-	-

Paid-in Capital from Redemption Fees[4]		0.02	0.01	0.01	0.04

Net Increase (Decrease) in Net Asset Value		(5.24)	2.22	1.88	0.58
Net Asset Value - End of Period		$8.32	$13.56	$11.34	$9.46

Total Investment Return[5]		(36.32)%	25.06%	19.87%	6.53%

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]		1.76%	1.95%	1.95%	1.95%
Expenses Before Waivers and Related Reimbursements		4.29%	3.81%	5.45%	9.14%
Net Investment Loss After Waivers and Related Reimbursements[2]		(1.28)%	(1.65)%	(1.65)%	(1.68)%
Net Investment Loss Before Waivers and Related Reimbursements		(3.81)%	(3.51)%	(5.15)%	(8.87)%

Supplementary Data:
Portfolio Turnover Rate		139%	108%	152%	246%
Net Assets at End of Period (in thousands)		$2,831	$5,451	$3,592	$1,759

*	Represents the period from commencement of operations (January 20, 2004) through October 31, 2004.
[1]

Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Prior to May 30, 2008 reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses)As of May 30, 2008, reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.45% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses)

[3]

The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[4]	Calculated based on average shares outstanding.
[5]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

57

FBR Focus Fund

	For the Years Ended October 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value - Beginning of Year		$57.97	$49.36	$40.36	$37.68

Income (Loss) from Investment Operations:
Net Investment Income (Loss)[1,2]		(0.44)	0.08	(0.43)	(0.27)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]		(19.51)	8.63	10.20	3.51

Total from Investment Operations		(19.95)	8.71	9.77	3.24

Distributions to Shareholders:
From Net Investment Income		(0.12)	-	-	-
From Net Realized Gain		(0.51)	(0.12)	(0.77)	(0.57)

Total Distributions		(0.63)	(0.12)	(0.77)	(0.57)

Paid-in Capital from Redemption Fees[4]		0.01	0.02	0.00[5]	0.01

Net Increase (Decrease) in Net Asset Value		(20.57)	8.61	9.00	2.68
Net Asset Value - End of Year		$37.40	$57.97	$49.36	$40.36

Total Investment Return[6]		(34.73)%	17.72%	24.53%	8.63%

Ratios to Average Net Assets:
Expenses After Waivers [2]		1.42%	1.40%	1.38%	1.50%
Expenses Before Waivers		1.42%	1.40%	1.40%	1.53%
Net Investment Income (Loss) After Waivers [2]		(0.67)%	0.14%	(0.94)%	(0.56)%
Net Investment Income (Loss) Before Waivers		(0.67)%	0.14%	(0.96)%	(0.59)%

Supplementary Data:
Portfolio Turnover Rate		17%	5%	3%	20%
Net Assets at End of Year (in thousands)		$717,780	$1,556,339	$929,590	$805,858

[1]

Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses) and fees voluntarily waived by the Distributor in an amount attributable to marketing expenses for the Fund while closed to new investors.

[3]

The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01
[6]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

58

FBR Large Cap Financial Fund

	For the Years Ended October 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value - Beginning of Year		$18.71	$21.67	$21.84	$24.46

Income (Loss) from Investment Operations:
Net Investment Income[1,2]		0.14	0.14	0.13	0.13
Net Realized and Unrealized Gain (Loss) on Investments[1,3]		(3.86)	(0.97)	2.72	0.15

Total from Investment Operations		(3.72)	(0.83)	2.85	0.28

Distributions to Shareholders:
From Net Investment Income		(0.18)	(0.11)	(0.16)	(0.08)
From Net Realized Gain		(3.68)	(2.02)	(2.86)	(2.82)

Total Distributions		(3.86)	(2.13)	(3.02)	(2.90)

Paid-in Capital from Redemption Fees[4]		0.01	0.00[5]	0.00[5]	0.00[5]

Net Increase (Decrease) in Net Asset Value		(7.57)	(2.96)	(0.17)	(2.62)
Net Asset Value - End of Year		$11.14	$18.71	$21.67	$21.84

Total Investment Return[6]		(23.76)%	(4.59)%	14.21%	0.86%

Ratios to Average Net Assets:
Expenses After Waivers[2]		1.88%	1.89%	1.83%	1.95%
Expenses Before Waivers		2.01%	1.92%	1.84%	1.96%
Net Investment Income After Waivers[2]		1.63%	0.59%	0.68%	0.62%
Net Investment Income Before Waivers		1.50%	0.56%	0.67%	0.61%

Supplementary Data:
Portfolio Turnover Rate		509%	95%	54%	41%
Net Assets at End of Year (in thousands)		$24,272	$15,951	$26,313	$29,037

[1]

Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Reflects fees waived by FBR Funds Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008 the recoupment of certain previously waived fees.

[3]

The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01
[6]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

59

FBR Small Cap Financial Fund

	For the Years Ended October 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value - Beginning of Year		$23.18	$32.70	$32.96	$36.41

Income (Loss) from Investment Operations:
Net Investment Income[1]		0.24	0.29	0.14	0.23
Net Realized and Unrealized Gain (Loss) on Investments[1,2]		(1.69)	(5.31)	3.44	0.85

Total from Investment Operations		(1.45)	(5.02)	3.58	1.08

Distributions to Shareholders:
From Net Investment Income		(0.28)	(0.15)	(0.14)	(0.18)
From Net Realized Gain		(6.24)	(4.35)	(3.70)	(4.36)

Total Distributions		(6.52)	(4.50)	(3.84)	(4.54)

Paid-in Capital from Redemption Fees[3]		0.01	0.00[4]	0.00[4]	0.01

Net Increase (Decrease) in Net Asset Value		(7.96)	(9.52)	(0.26)	(3.45)
Net Asset Value - End of Year		$15.22	$23.18	$32.70	$32.96

Total Investment Return[5]		(6.76)%	(18.02)%	11.81%	2.63%

Ratios to Average Net Assets:
Expenses After Waivers		1.49%	1.51%	1.46%	1.55%
Expenses Before Waivers		1.49%	1.51%	1.46%	1.55%
Net Investment Income After Waivers		1.48%	0.93%	0.45%	0.69%
Net Investment Income Before Waivers		1.48%	0.93%	0.45%	0.69%

Supplementary Data:
Portfolio Turnover Rate		147%	13%	8%	15%
Net Assets at End of Year (in thousands)		$181,803	$144,214	$346,155	$463,333

[1]

Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[3]	Calculated based on average shares outstanding.
[4]	Less than $0.01
[5]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

60

FBR Technology Fund

	For the Years Ended October 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value - Beginning of Year		$13.34	$11.97	$10.82	$10.96

Income (Loss) from Investment Operations:
Net Investment Loss[1,2]		(0.12)	(0.05)	(0.04)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]		(5.03)	1.81	1.77	1.53

Total from Investment Operations		(5.15)	1.76	1.73	1.48

Distributions to Shareholders:
From Net Realized Gain		(1.23)	(0.39)	(0.58)	(1.62)

Paid-in Capital from Redemption Fees[4]		0.00[5]	0.00[5]	0.00[5]	0.00[5]

Net Increase (Decrease) in Net Asset Value		(6.38)	1.37	1.15	(0.14)
Net Asset Value - End of Year		$6.96	$13.34	$11.97	$10.82

Total Investment Return[6]		(42.30)%	15.18%	16.40%	14.51%

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]		1.84%	1.70%	1.87%	1.94%
Expenses Before Waivers and Related Reimbursements		1.92%	1.70%	1.92%	2.74%
Net Investment Loss After Waivers and Related Reimbursements[2]		(0.60)%	(0.41)%	(0.60)%	(0.77)%
Net Investment Loss Before Waivers and Related Reimbursements		(0.68)%	(0.41)%	(0.65)%	(1.57)%

Supplementary Data:
Portfolio Turnover Rate		175%	229%	108%	100%
Net Assets at End of Year (in thousands)		$7,689	$40,935	$39,407	$14,810

[1]

Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]	Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008 the recoupment of certain previously waived fees.
[3]

The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01
[6]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

61

FBR Gas Utility Index Fund

	For the Years Ended October 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value - Beginning of Year		$23.14	$19.48	$17.25	$14.67

Income (Loss) from Investment Operations:
Net Investment Income[1,2]		0.47	0.47	0.50	0.52
Net Realized and Unrealized Gain (Loss) on Investments[1,3]		(6.13)	3.67	2.34	2.47
Total from Investment Operations		(5.66)	4.14	2.84	2.99

Distributions to Shareholders:
From Net Investment Income		(0.47)	(0.48)	(0.61)	(0.41)
From Net Realized Gain		(1.75)	-	-	-
Total Distributions		(2.22)	(0.48)	(0.61)	(0.41)

Paid-in Capital from Redemption Fees[4]		0.00[5]	0.00[5]	0.00[5]	0.00[5]

Net Increase (Decrease) in Net Asset Value		(7.88)	3.66	2.23	2.58
Net Asset Value - End of Year		$15.26	$23.14	$19.48	$17.25

Total Investment Return[6]		(26.81)%	21.51%	16.84%	20.48%

Ratios to Average Net Assets:
Expenses After Waivers[2]		0.70%	0.75%	0.80%	0.80%
Expenses Before Waivers		0.70%	0.75%	0.80%	0.80%
Net Investment Income After Waivers[2]		2.39%	2.21%	2.69%	3.18%
Net Investment Income Before Waivers		2.39%	2.21%	2.69%	3.18%

Supplementary Data:
Portfolio Turnover Rate		27%	22%	16%	20%
Net Assets at End of Year (in thousands)		$198,569	$285,951	$270,031	$295,804

[1]

Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 0.85% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008 the recoupment of certain previously waived fees.

[3]

The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01
[6]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

62

THE FBR FUNDS
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209
888.888.0025
fbrfundsinfo@fbr.com
www.fbrfunds.com

Investment Adviser
FBR FUND ADVISERS, INC.
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209

Distributor
FBR INVESTMENT SERVICES, INC.
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209

Transfer Agent
JPMORGAN CHASE BANK, N.A.
P.O. BOX 5354
CINCINNATI, OHIO 45201

Independent Registered Public Accounting Firm

[TO BE INSERTED]

63

ADDITIONAL INFORMATION

THE FBR FUNDS

Equity Funds, Investor Class

Additional information about the Funds is available free of charge, upon request, in the following forms:

❖ Statement of Additional Information: includes additional information about the Funds’ operations.  The information presented in the Statement of Additional Information is incorporated by reference into this prospectus.

❖ Annual Report: includes additional information about the Funds’ investments and a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

❖ Semi-Annual Report and Quarterly Reports: includes additional information about the Funds’ investments.

To request a free copy of any of the materials described above, or to make other inquiries, contact us:

By telephone:       888.888.0025

By mail:                  The FBR Funds

                                FBR Equity Funds

                                P.O. Box 5354

                                Cincinnati, OH  45201-5354

By e-mail:               fbrfundsinfo@fbr.com

On the Internet:    The materials may be read or downloaded on the Funds’ website at www.fbrfunds.com .

In an effort to eliminate unnecessary duplication and reduce the cost to shareholders, the Funds will mail only one copy of the Prospectus or other shareholder reports to shareholders with the same mailing address.  If you would prefer to receive a copy of the Prospectus or other shareholder reports for each shareholder at a mailing address, please contact the Funds at 888.888.0025.

Information about the Funds (including the Funds’ Statement of Additional Information) can also be reviewed and copied at the Securities Exchange Commission’s (“Commission”) Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at  202.551.8090 or 800.SEC.0330.  Reports and other information about the Fund are available on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-21503

64

Equity Funds

I Class

FBR Pegasus FundTM (FBPIX)

FBR Pegasus Mid Cap FundTM (FBPMX)

FBR Pegasus Small Cap FundTM (FBPYX)

FBR Pegasus Small Cap Growth FundTM  (FBPGX)

FBR Focus Fund (FBRIX)

FBR Small Cap Financial Fund (FBRUX)

FBR Technology Fund (_____)

PROSPECTUS

February 26, 2010

This prospectus describes the I Class shares offered by The FBR Funds. Investor Class and R Class shares of certain of the Funds are available through separate prospectuses dated February 26, 2010.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A FEDERAL CRIME.

Page
Summary Information
FBR Pegasus FundTM
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
FBR Pegasus Mid Cap FundTM
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
FBR Pegasus Small Cap FundTM
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
FBR Pegasus Small Cap Growth FundTM
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
FBR Focus Fund
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
FBR Small Cap Financial Fund
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
FBR Technology Fund
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
Investing in the Funds
Purchase and Sale of Fund Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries

1

Other Important Information
Investment Objectives
Further Discussion of Risks
Fund Management
Investment Adviser
Administrator
Portfolio Managers
Shareholder Information
Choosing a Class of Shares
Determination of Net Asset Value
How to Buy Shares
How to Redeem Shares
Frequent Trading Policy and Redemption Fee
Shareholder Services
Dividends and Distributions
Federal Tax Considerations
Disclosure of Portfolio Holdings
Payments to Third Parties by the Adviser and its Affiliates
Financial Highlights
Additional Information

2

SUMMARY INFORMATION

FBR PEGASUS FUNDTM

INVESTMENT OBJECTIVE

The investment objective of the Pegasus Fund (the “Fund”) is capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ......................................................................................................................... NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.00% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the I Class shares of the Fund with the cost of investing in other mutual funds.

3

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Fund invests primarily in common stocks that, in the opinion of the Adviser, offer the potential for capital appreciation.  The Adviser invests in the stocks of companies of any size without regard to market capitalization.

When evaluating securities to purchase, the Adviser will make investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds.  While the Fund’s investments are primarily in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as American Depositary Receipts (“ADRs”) or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

4

MID-CAP AND SMALL-CAP INVESTMENTS.  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

FOREIGN INVESTMENTS.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund’s I Class shares.  Because the Fund’s I Class shares did not commence operations until May 30, 2008, the bar chart and table include historical performance for the Fund’s Investor Class shares from November 15, 2005, the inception date for the Fund’s Investor Class shares, through May 29, 2008.  The returns for the Investor Class shares of the Fund, offered in a separate prospectus, will differ from the I Class shares returns because of differences in expenses of each class.  The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based index.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	Since Inception (11/15/05)
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Index
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[2]

5

1     The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2    The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The Index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

Portfolio Managers

Robert C. Barringer, CFA, Portfolio Manager, and Ryan C. Kelly, CFA, Portfolio Manager, have served as co-portfolio managers of the Fund since its commencement of operations in November 2005.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

6

FBR PEGASUS MID CAP FUNDTM

INVESTMENT OBJECTIVE

The investment objective of the Pegasus Mid Cap Fund (the “Fund”) is capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ........................................................................................................................ NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.10% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the I Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

7

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of mid-cap companies.  The Fund’s policy of investing at least 80% of its net assets in mid-cap companies may only be changed upon 60 days notice to shareholders.  The Fund considers mid-cap companies to have market capitalizations of greater than $2 billion and less than $15 billion at the time of purchase.  The Fund may invest up to 20% of its net assets in equity securities of companies with smaller or larger market capitalizations.

When evaluating securities to purchase, the Adviser makes investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds.  While the Fund’s investments are primarily in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

The Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

8

MID-CAP INVESTMENTS.  Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning mid-cap companies than for larger, more established companies.  Mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of mid-cap companies may be more volatile.  Additionally, because mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

FOREIGN INVESTMENTS.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund’s I Class shares.  Because the Fund’s I Class shares did not commence operations until May 30, 2008, the bar chart and table include historical performance for the Fund’s Investor Class shares from November 15, 2005, the inception date for the Fund’s Investor Class shares, through May 29, 2008.  The returns for the Investor Class shares of the Fund, offered in a separate prospectus, will differ from the I Class shares returns because of differences in expenses of each class.  The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based index.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

9

Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	Since Inception (02/28/07)
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Index
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)[2]

1   The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2    The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 31% of the total market-capitalization of the Russell 1000 Index.

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

Portfolio Manager

Ryan C. Kelley, CFA, Portfolio Manager, has served as portfolio manager of the Fund since its commencement of operations in February 2007.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page___.

10

FBR PEGASUS SMALL CAP FUNDTM

INVESTMENT OBJECTIVE

The investment objective of the Pegasus Small Cap Fund (the “Fund”) is capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ........................................................................................................................ NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.20% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the I Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

11

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days notice to shareholders.  The Fund considers small-cap companies to have market capitalizations of less than $3 billion, measured at the time of purchase.  The Fund may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations.

When evaluating securities to purchase, the Adviser makes investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield, leverage and cash flow, among others.

Although the Fund invests primarily in common stocks, it may purchase preferred stocks, warrants and convertible bonds.  While the Fund’s investments are primarily in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.

The Fund's investments focus on companies that have a demonstrated record of achievement and excellent prospects for earnings and/or cash flow growth over a 3- to 5-year period.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

12

SMALL-CAP INVESTMENTS.  Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies.  Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile.  Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

FOREIGN INVESTMENTS.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund’s I Class shares.  Because the Fund’s I Class shares did not commence operations until May 30, 2008, the bar chart and table include historical performance for the Fund’s Investor Class shares from February 28, 2007, the inception date for the Fund’s Investor Class shares, through May 29, 2008.  The returns for the Investor Class shares of the Fund, offered in a separate prospectus, will differ from the I Class shares returns because of differences in expenses of each class.  The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of a broad-based index.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

13

Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	Since Inception (02/28/07)
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Index
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)[2]

1   The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2    The Russell 2000 Index is comprised of the smallest 2000 companies of the Russell 3000 Index, representing approximately 8% of the Russell 3000’s total market-capitalization.

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

Portfolio Managers

Robert C. Barringer, CFA, Portfolio Manager, has served as portfolio manager of the Fund since its commencement of operations in February 2007.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

14

FBR PEGASUS SMALL CAP GROWTH FUNDTM

INVESTMENT OBJECTIVE

The investment objective of the Pegasus Small Cap Growth Fund (the “Fund”) is long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and estimated expenses that you may pay if you buy and hold I Class shares of the Funds.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ........................................................................................................................ NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.20% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the I Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

15

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days notice to shareholders.  The Fund currently considers small-cap companies to be those companies with market capitalizations of less than $3 billion dollars, measured at the time of purchase.  The Fund primarily invests in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of small-cap companies listed on a U.S. securities exchange or NASDAQ expected to experience earnings growth.  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest up to 20% of net assets in equity securities of companies with larger market capitalizations.

The Adviser makes investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others.  The Fund may invest, to a limited degree, in securities issued in IPOs.

Many of the common stocks in which the Fund invests do not pay dividends; instead, stocks are bought for the potential that their prices will increase and provide capital appreciation for the Fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

16

SMALL-CAP INVESTMENTS.  Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies.  Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile.  Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

INDUSTRY CONCENTRATION. The Fund invests at least 25% of its assets in the securities of issuers principally engaged in the technology industry, the Fund is therefore subject to the risks of being concentrated in the technology industry and it is affected by developments in the technology industry and its related businesses.  The value of the Fund’s shares may fluctuate more than shares of a fund that invests in a broader range of industries.

IPO INVESTMENTS.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

FOREIGN INVESTMENTS.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund’s I Class shares.  Because the Fund’s I Class shares did not commence operations until May 30, 2008, the bar chart and table include historical performance for the Fund’s Investor Class shares from January 20, 2004, the inception date for the Fund’s Investor Class shares, through May 29, 2008.  The returns for the Investor Class shares of the Fund, offered in a separate prospectus, will differ from the I Class shares returns because of differences in expenses of each class.  The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of certain broad-based indices.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Prior to May 1, 2008, the Fund operated pursuant to a different investment strategy.

17

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	5-Year	Since Inception (01/20/04)
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Indices
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)[2]
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)[3]

1   The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2    The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap Stocks.

3    The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

Portfolio Manager

Robert C. Barringer, CFA, Portfolio Manager, has served as portfolio manager of the Fund since July 2004.

18

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

19

FBR FOCUS FUND

INVESTMENT OBJECTIVE

The investment objective of the Focus Fund (the “Fund”) is capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ........................................................................................................................ NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.70% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the I Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

20

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments.

The Adviser implements the Fund’s strategy by focusing on companies whose valuations in the market are modest and that earn higher than average returns on shareholders’ equity, are managed by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above average rates.  Once a potential investment is identified, the Adviser attempts to purchase shares at a price it believes represents a discount to a conservative estimate of the company’s intrinsic value.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  During rising markets, holding larger than usual cash reserves may be detrimental to the Fund’s performance.  During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

21

MID-CAP AND SMALL-CAP INVESTMENTS.  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund’s I Class shares.  Because the Fund’s I Class shares did not commence operations until May 30, 2008, the bar chart and table include historical performance for the Fund’s Investor Class shares from January 1, 2000 through May 29, 2008.  The returns for the Investor Class shares of the Fund, offered in a separate prospectus, will differ from the I Class shares returns because of differences in expenses of each class.  The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based index.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Prior to January 1, 2008, the Fund operated pursuant to a different investment strategy.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	5-Year	10-Year
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Index
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)[2]

22

1  The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2   The Russell 2000 Index is comprised of the smallest of the 2000 companies of the Russell 3000 Index, representing approximately 8% of the Russell 3000’s total market capitalization.

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

Portfolio Managers

David S. Rainey, CFA, Portfolio Manager, Brian E. Macauley, CFA, Portfolio Manager, and Ira Rothberg, CFA, Portfolio Manager, have served as co-portfolio managers of the Fund since August 2009.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

23

FBR SMALL CAP FINANCIAL FUND (FBRUX)

INVESTMENT OBJECTIVE

The investment objective of the Small Cap Financial Fund (the “Fund”) is capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ........................................................................................................................ NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.70% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the I Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

24

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies “principally engaged” in the business of providing financial services to consumers and industry.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans.  These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts (“REITs”).  The Fund may invest up to 20% of its net assets in companies with larger market capitalizations or companies outside of the financial services group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Adviser generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

25

SMALL-CAP INVESTMENTS.  Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies.  Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile.  Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

INDUSTRY CONCENTRATION.  The Fund concentrates its investments within a group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors.  The Fund may incur a loss on an investment in the securities issued by these institutions.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund’s I Class shares.  Because the Fund’s I Class shares did not commence operations until May 30, 2008, the bar chart and table include historical performance for the Fund’s Investor Class shares from January 1, 2000 through May 29, 2008.  The returns for the Investor Class shares of the Fund, offered in a separate prospectus, will differ from the I Class shares returns because of differences in expenses of each class.  The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based index.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

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Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	5-Years	10-Years
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Index
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)[2]

1   The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2   The Russell 2000 Index is comprised of the smallest 2000 companies of the Russell 3000 Index, representing approximately 8% of the Russell 3000’s total market capitalization.

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

Portfolio Manager

David H. Ellison, President and Chief Investment Officer (CIO) for the FBR Funds, has served as portfolio manager of the Fund since the commencement of operations in 1997.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

27

FBR TECHNOLOGY FUND

INVESTMENT OBJECTIVE

The investment objective of the Technology Fund (the “Fund”) is long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold I Class shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ........................................................................................................................ NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	None
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.70% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the I Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of companies that are principally engaged in the research, design, development, manufacturing or distributing products or services in the technology industry.  The Fund’s policy of investing at least 80% of its net assets in companies principally engaged in technology may only be changed upon 60 days notice to shareholders.  The Fund will primarily invest in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of companies listed on a U.S. securities exchange or NASDAQ that are expected to experience earnings growth as a result of technology.  Potential investments would include, but not be limited to, the following industries:  computer software and hardware, semiconductors, scientific instrumentation, telecommunications, pharmaceuticals, chemicals, synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, and healthcare and medical supplies.  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. The Fund may invest up to 20% of its net assets in companies outside of the technology industry.

The Adviser makes investment decisions for the Fund on the basis of fundamental security analysis. Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others. The Fund may invest, to a limited degree, in securities issued in initial public offerings (“IPOs”).

Many of the common stocks purchased by the Fund will not pay dividends; instead, stocks will be bought for the potential that their prices will increase and provide capital appreciation for the Fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

29

MID-CAP AND SMALL-CAP INVESTMENTS.  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

INDUSTRY CONCENTRATION.  The Fund concentrates its investments within a group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and is affected by developments in the technology industry and its related businesses. The value of the Fund’s shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

IPO INVESTMENTS.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

FOREIGN INVESTMENTS.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund’s I Class shares by showing the Investor Class shares performance for each full calendar year since inception. Since the I Class shares have not operated for a full calendar year, the bar chart shows the Fund’s Investor Class shares performance.  The returns for the Investor Class shares of the Fund, offered in a separate prospectus, will differ from the I Class shares returns because of differences in expenses of each class.  The table shows how the Fund’s Investor Class shares average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of certain broad-based indices.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

30

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	5-Years	Since Inception (02/01/02)
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Indices
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[2]
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)[3]

1  The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2    The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The Index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.

3    The NASDAQ Composite Index is a broad-based capitalization-weighted index of all the NASDAQ National Market and Small Cap stocks. The performance of the Indices reflects the reinvestment of dividends and capital gains.  It is not possible to invest directly in an index.

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

31

Portfolio Managers

David H. Ellison, President of the Trust and Chief Investment Officer (CIO) for the FBR Funds and Winsor H. Aylesworth, Executive Vice President of the Trust, have served as co-portfolio managers of the Fund since the commencement of operations in February 2002.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

32

INVESTING IN THE FUNDS

Purchase and Sale of Fund Shares

The minimum initial investment for a Fund is $1,000,000.  There is no minimum requirement for subsequent investments.

You may buy or redeem (sell) your shares on any day the New York Stock Exchange (“NYSE”) is open (a “Business Day”).

Purchasing Fund Shares.  FBR Investment Services, Inc. (“FBR Services” or the “Distributor”) has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds (the “Authorized Broker-Dealer”).  If you purchase through such a broker, your order will be priced at the NAV next determined  after your broker or its designated intermediary accepts it.  Contact your broker to determine whether it has an established relationship with the Distributor.

Selling Fund Shares.  You may redeem (sell) your shares on any Business Day.  The price you receive for your shares will be the NAV next determined after your order is received in proper form.

Tax Information

Because Fund investments are generally taxable investments, you will generally have to pay federal income tax on all Fund distributions, unless you hold Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

33

OTHER IMPORTANT INFORMATION

FURTHER DISCUSSION OF RISKS

MARKET RISKS.  Loss of money is a risk of investing in the Funds.  The net asset value of the Funds can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Funds’ performance will be positive over any period of time, either short-term or long-term.  A Fund’s success depends largely on the Adviser’s ability to select favorable investments.  Also, different types of investments shift in and out of favor depending on market and economic conditions.  For example, at various times stocks will be more or less favorable than bonds and small cap or mid cap stocks will be more or less favorable than large cap company stocks.  Because of this, the Funds may perform better or worse than other types of funds depending on what is in “favor.”

EQUITY INVESTMENTS.  Fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Funds, can affect the Funds’ performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.  Holders of equity securities only have rights to the value of a company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.  Your investment in the Fund is not guaranteed.

TEMPORARY DEFENSIVE POSITIONS.  The Funds may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of a Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Funds may invest in cash and/or short-term obligations.  These may include high-grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements and U.S. Government obligations.  The Funds may also hold these obligations in anticipation of share redemptions or pending investment of assets in accordance with each Fund’s investment policies.

FOREIGN INVESTMENTS.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

INITIAL PUBLIC OFFERING (“IPO”) INVESTMENTS.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.  Because of the price volatility of IPO shares, the Funds may choose to hold IPO shares for a very short period of time, which may increase the turnover of the Funds’ portfolios and may lead to increased expenses to the Funds, such as commissions and transaction costs.  In addition, the Adviser cannot guarantee continued access to IPOs.

34

INDUSTRY CONCENTRATION.  Because of their narrow focus, the performance of the Small Cap Financial Fund and the Technology Fund are tied closely to and affected by the financial services and technology industries, respectively. The value of the Funds may be subject to greater volatility than funds with portfolios that are less concentrated.  If securities in a particular industry fall out of favor, these Funds could underperform funds that focus on other types of companies. As is the case with other industries, or groups of closely-related industries, companies in the financial services and technology industries often face similar obstacles, issues or regulatory burdens. Consequently, securities of these industries may react similarly and move in unison to changes in market conditions. Additional risks in each industry are discussed below.

Financial Services Group of Industries (Small Cap Financial Fund).  Companies involved in the financial services group of industries face special risks, including the negative impact of government regulation and volatile interest rates. A Fund may incur a loss on an investment in the securities issued by these institutions. For example, banks, savings and loan associations and finance companies are subject to extensive governmental regulation that may limit their lending activity. Commercial banks, savings and loan institutions and their holding companies are also influenced by adverse effects, portfolio concentrations in loans to particular businesses, such as real estate and energy, and competition from new entrants in their areas of business. However, neither federal insurance of deposits, nor regulation of the banking and savings and loan industries, ensures the solvency or profitability of commercial banks or savings and loan institutions. In addition, these companies largely depend on the availability and cost of capital funds for their profitability, which can change significantly when interest rates change. In addition, general economic conditions are important to the operations of these companies.

Investment banking, securities and commodities brokerage and investment advisory companies are also subject to governmental regulation and investments in those companies are subject to the risks related to securities and commodities trading and securities underwriting activities. Insurance companies are also subject to extensive governmental regulation, including the imposition of maximum rate levels, which may be inadequate for some lines of business. The performance of insurance companies will be affected by interest rates, severe competition in the pricing of services, claims activities, marketing competition and general economic conditions.

Technology Industry (Technology Fund). Companies in the technology industry face special risks. For example, the industry faces such challenges as rapid changes in technology, availability of capital, costs of research and development, government regulation and relatively high risks of obsolescence caused by scientific and technological advances. In addition, the technology sector is subject to the risk of aggressive product prices due to competitive pressure from numerous market entrants. Therefore, the value of such companies is particularly vulnerable to abrupt or erratic movements. These price movements may have a larger impact on the Technology Fund than on a fund with a more broadly diversified portfolio.

MID-CAP AND SMALL-CAP INVESTMENTS.  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap and small-cap companies usually have more limited marketability. Because mid-cap and small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices. Additionally, securities of mid-cap and small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and typically there is less publicly available information concerning mid-cap and small-cap companies than for larger, more established companies. Although investing in securities of mid-cap and small-cap companies offers potential above-average returns if the companies are successful, there is a risk that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

35

Securities of mid-cap and small-cap companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets or financial resources and may lack management depth. Securities of mid-cap and small-cap companies also may be more volatile than larger companies or the market averages in general because of their general susceptibility to economic downturns, especially in the financial services group of industries where changes in interest rates and demand for financial services are so closely tied to the economy.

NON-DIVERSIFICATION.  The Funds are classified as “non-diversified” investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), which means each Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified. However, each Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, which requires that, among other things, at the close of each quarter of each Fund’s taxable year, a Fund may not (1)  with respect to 50% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of outstanding voting securities of any one  issuer, or (2)  invest more than 25% of the value of its total assets in the securities of any one issuer. These limits do not apply to U.S. Government securities or securities of other registered investment companies.

INVESTMENTS IN DERIVATIVES.  Each Fund may engage in derivative instruments such as options, futures and forward foreign currency exchange contracts.  Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator.  A Fund may use derivatives for either hedging or non-hedging purposes, or for both purposes, including for purposes of enhancing return.  Investing for non-hedging purposes may be considered speculative and involve additional risks.

The use of derivative instruments exposes a Fund to additional risks and transaction costs.  Risks inherent in the use of derivative instruments include:

  the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;

  imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

  the fact that skills needed to use these strategies are different than those needed to select portfolio securities;

  the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

  leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument; and

  particularly in the case of privately-negotiated instruments, the risk that the counter-party will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

The Statement of Additional Information (“SAI”) contains more information about the Funds’ investment strategies and related risks (see the heading "Additional Information" on the back cover).

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. (the “Adviser”), located at 1001 Nineteenth Street North, Arlington, Virginia 22209, serves as the investment adviser to the Funds.  The Adviser directs the investment of each Fund’s assets, subject at all times to the supervision of the Board of Trustees (“Board”) of The FBR Funds (the “Trust”). The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of each Fund’s investments.  The Adviser was organized as a Delaware corporation in 1996 and is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser. As of January 31, 2010, it managed approximately $___ billion of net assets on behalf of the Funds.  The Adviser is a subsidiary of FBR Capital Markets, Inc.

36

Pursuant to an Investment Advisory Agreement with the Trust, for its services to the Trust, the Adviser is entitled to receive a monthly fee, at an annual rate of 0.90% of the average daily net assets of the Pegasus Fund, the Pegasus Mid Cap Fund, the Pegasus Small Cap Fund, the Pegasus Small Cap Growth Fund, the Focus Fund, the Small Cap Financial Fund and the Technology Fund.  The Adviser may periodically waive all or a portion of its advisory fee with respect to each Fund. For the past fiscal year ended October 31, 2009, the Pegasus Fund, the Pegasus Mid Cap Fund, the Pegasus Small Cap Fund, the Pegasus Small Cap Growth Fund, the Focus Fund, the Small Cap Financial Fund and the Technology Fund paid advisory fees, after waiver or reimbursement, at the rate of ____%, ____%, ____%, ____%, ____%  and ____%, respectively.

The Trust has applied for an exemptive order from the SEC to permit the Adviser, subject to the approval of the Board, to enter into, and materially amend, sub-advisory agreements with any sub-adviser retained by the Adviser and the Funds to manage the Funds without obtaining shareholder approval, if the Board concludes that such arrangements would be in the best interests of the shareholders of the affected Fund.  Shareholders of each of the Funds have approved such a “manager of managers” arrangement.  If the SEC grants the exemptive order, in the event that there is a change in any of the sub-advisers retained by the Funds, shareholders would receive information about the change and about any new sub-adviser selected.  While shareholders would not be permitted to vote on the selection of new sub-advisers, they would retain the right to vote on any material change to the Adviser.

Information regarding the basis for the Board’s approval of the Funds’ investment advisory and sub-advisory agreements is available in the Funds’ annual shareholder report for the fiscal year ended October 31, 2009.

Administrator

JPMorgan Chase Bank N.A. (“JPMorgan”) serves as the administrator to the Funds and provides pursuant to an Administration Agreement (“Agreement”) day-to-day administrative services including monitoring portfolio compliance, determining compliance with provisions of the Internal Revenue Code and preparing the Funds’ registration statements. Pursuant to the Agreement, JPMorgan receives a fee of 0.02% of the first $2.5 billion of average daily net assets of the Trust, 0.0175% of the next $1.0 billion of average daily net assets of the Trust and 0.015% of the Trust’s average daily net assets in excess of $3.5 billion.

Pursuant to the Administrative Services Agreement, the Adviser also provides certain administrative services to the Funds that are in addition to those provided by JPMorgan, including oversight of service providers. The Adviser receives 0.04% of average daily net assets of the Trust. The Adviser also provides the Funds with office space, facilities and business equipment and generally administers the Funds’ business affairs and provides the services of executive and clerical personnel for administering the affairs of the Funds. The Adviser compensates all personnel, Officers, and Trustees of the Funds if such persons are employees of the Adviser.

Portfolio Managers

The following section provides biographical information about each of the Funds’ portfolio managers. With respect to each Fund, the Adviser employs the portfolio managers responsible for managing each Fund’s investments.  Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day to day trading decisions distributed equally amongst the investment professionals of the Adviser. Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Funds each manages is available in the SAI.

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David H. Ellison serves as President of the Trust and Chief Investment Officer (CIO) for the Funds. Mr. Ellison has served as portfolio manager of the Large Cap Financial Fund and the Small Cap Financial Fund and co-portfolio manager of the Technology Fund since the commencement of each Fund’s operations.  Prior to joining the Adviser as a portfolio manager in 1997, Mr. Ellison was portfolio manager of the Fidelity Select Home Finance Fund from 1985 until December 1996.

Winsor H. Aylesworth has served as co-portfolio manager of the Technology Fund since the Fund’s   commencement of operations.  Mr. Aylesworth has been employed by the Adviser since 1998.  He holds both an M.S. and MBA degree and previously was president of Grandview Advisers, Inc.

Robert C. Barringer, CFA has served as co-portfolio manager of the Pegasus Fund and portfolio manager of the Pegasus Small Cap Fund since their commencement of operations and as the portfolio manager of the Pegasus Small Cap Growth Fund since July 2004.  Mr. Barringer holds a B.A. and a MBA.  Prior to joining the Adviser in May 2004, Mr. Barringer held positions as either an analyst or a co-portfolio manager with Citizens Funds since February 2001.

Ryan C. Kelley, CFA has served as co-portfolio manager of the Pegasus Fund and portfolio manager of the Pegasus Mid Cap Fund since their commencement of operations.  Mr. Kelley holds a B.A. degree.  Prior to joining the Adviser in 2005, Mr. Kelley held various positions at FBR, including senior equity analyst in the research department since 2002 and associate in corporate finance for five years prior to 2002.

David S. Rainey, CFA has served as co-portfolio manager of the Focus Fund since August 2009.  Prior to joining the Adviser in August 2009, Mr. Rainey served as Senior Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in May, 1998.  Prior to joining Akre Capital Management, Mr. Rainey held investment management positions with the Federal National Mortgage Association (“Fannie Mae”), the Student Loan Marketing Association (“Sallie Mae”) and with Wheat First Securities.  Mr. Rainey holds a BS in Commerce from the University of Virginia and an MBA from Duke University.

Brian E. Macauley, CFA has served as co-portfolio manager of the Focus Fund since August 2009.  Prior to joining the Adviser in August 2009, Mr. Macauley served as a Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in January 2003.  Prior to joining Akre Capital Management, Mr. Macauley held investment analyst positions with Credit Suisse First Boston and with Wachovia Securities.  Mr. Macauley holds a BS in Commerce from the University of Virginia.

Ira Rothberg, CFA has served as co-portfolio manager of the Focus Fund since August 2009.  Prior to joining the Adviser in August 2009, Mr. Rothberg served as a Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in November 2004.  Prior to joining Akre Capital Management, Mr. Rothberg held an investment analyst position with Ramsey Asset Management.  Mr. Rothberg holds a BS in Finance and Accounting and a BA in Economics from the University of Maryland.

SHAREHOLDER INFORMATION

All purchases and redemptions of a Fund’s shares are made at the Fund’s net asset value per share (“NAV”) next determined after receipt of the order in proper form. You pay no sales charges to invest in the Funds.

Choosing a Class of Shares

All of the Funds offer Investor Class shares; certain of the Funds offer I Class and R Class shares. Consult the separate Investor Class and R Class prospectuses to see which of the Funds are currently offered in those classes.  For information about Investor Class and R Class shares, call The FBR Funds (“FBR”) at 888.888.0025.

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Determination of Net Asset Value

Your price for Fund shares is the Fund’s NAV, which is computed daily as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open (a “Business Day”). Purchase orders received by JPMorgan Chase Bank, N.A. (“JPMorgan” or “Transfer Agent”) prior to the close of regular trading on the NYSE on any Business Day, are priced according to the applicable NAV determined on that date.  Purchase orders received after the close of regular trading on the NYSE are generally priced as of the Fund’s next determined NAV.

Each Fund determines its NAV by dividing the value of its net assets (i.e., assets less liabilities) by the total number of shares then outstanding.  Each Fund’s investments are valued based on market value.  When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), such security will be priced using its fair value as determined in good faith, by, or using procedures approved by, the Board of Trustees of the Funds.  The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities affected by a significant event occurring after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of the security; securities whose trading has been halted or suspended; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

How to Buy Shares

Generally.  I Class shares are only available for purchase by institutional investors such as corporations, foundations, any organization authorized to act in a fiduciary, advisory, custodial or agency capacity and Fund Trustees, employees, and other employee relatives of the Trust, Adviser or affiliates of the Adviser.  You may buy shares of the Funds on any Business Day. The minimum initial investment is $1,000,000. There is no minimum requirement for subsequent investments. The Funds reserve the right to reject any purchase order or to change or waive the initial and any subsequent investment minimum requirements at any time.

If you no longer meet the minimum investment for I Class shares, for any reason other than due to market fluctuations, the Funds may convert your I Class shares to Investor Class shares. You will be notified in writing before any such conversion to Investor Class shares.

Important Information About Procedures For Opening A New Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: when you open an account, a Fund must obtain the following information:

  Your name;

  Physical residential address (although post office boxes are still permitted for mailing);

  Date of birth; and

39

  Social security number, taxpayer identification number, or other identifying number.

We may also ask for other information that will allow us to identify you or to see certain identifying documents.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other third-party services.  Additional information may be required to open accounts for corporations and other non-natural persons.

Federal law prohibits the Funds from establishing new accounts unless it receives the minimum identifying information listed above. The Funds also may be required to close your account if they are unable to verify your identity within a reasonable time.

Buying Shares Through the Distributor, Other Authorized Broker-Dealers or Investment Professionals

FBR Investment Services, Inc. (“FBR Services” or the “Distributor”) has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds (the “Authorized Broker-Dealer”). If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

To buy shares through the Distributor or an Authorized Broker-Dealer, you may send a check, or wire Federal Funds. The Distributor or an investor’s Authorized Broker-Dealer is responsible for forwarding purchase information and payment promptly to the Funds.

Shareholders whose shares are held through a brokerage account who desire to transfer such shares to another brokerage account should contact their current broker to affect the transfer.

Some broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals (collectively, “Investment Professionals”) may charge their clients direct fees or impose conditions on investments in addition to or different from those described in this Prospectus. You should contact your Investment Professional concerning these fees and conditions (if any). Investment Professionals are solely responsible for promptly transmitting purchase and redemption orders to the Funds.

FBR Services reserves the right to designate Authorized Broker-Dealers at its sole discretion, reject any specific purchase request and to suspend distribution through the Distributor or any such Authorized Broker-Dealers.  In addition, FBR Services may choose not to offer or open certain funds until such time as it deems appropriate.

In-Kind Purchases

You may buy shares of the Funds “in-kind” through a transfer of securities as payment for the shares, if approved in advance by the Adviser. Securities used to purchase Fund shares must be appropriate investments for that Fund, must be consistent with the Fund’s investment objective and policies, and must have readily available market quotations. The securities will be valued in accordance with the Funds’ procedures for valuing portfolio securities, determined as of the close of business the day on which the securities are received by the Fund in salable form. Whether a Fund will accept particular securities as payment will be decided at the sole discretion of the Adviser. If you are considering buying shares in this manner, please call 888.888.0025.

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How to Redeem Shares

Generally.  You may redeem (sell) your shares on any Business Day. The price you will receive for your shares will be the NAV next determined after your order is received in proper form.

Normally, redemption proceeds will be mailed by the next Business Day after the Fund receives a redemption request in proper form, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a Fund. This generally applies to cases of very large redemptions or during unusual market conditions.

Notwithstanding the foregoing, with respect to redemption of shares that were purchased recently by check, the Funds may withhold payment of redemption proceeds for up to 10 business days.

Your account may be redeemed after 60 days’ written notice to you if your account’s net asset value has fallen below the minimum investment required due to redemptions. If you receive notice that your account will be redeemed, you may avoid the redemption by investing additional amounts in your account to bring the balance over the minimum investment. You will not be required to redeem your account if it has fallen below the minimum investment due to market fluctuations.

Frequent Trading Policy and Redemption Fee

The Funds are intended for long-term investors and not for those who wish to trade frequently in their shares. Frequent trading into and out of a Fund can have adverse consequences for the Fund and long-term shareholders. The Trust believes that frequent or excessive short-term trading activity by Fund shareholders may be detrimental to long-term shareholders because those activities may, among other things, (a) dilute the value of shares held by long-term shareholders, (b) cause the Funds to maintain a larger cash position than each such Fund would otherwise need, (c) increase brokerage commissions and related costs and expenses (such as custody and administrative costs and expenses), and (d) incur additional tax liability. To protect against such activity, the Board of Trustees has adopted policies and procedures to curtail frequent or excessive short-term trading activity by Fund shareholders.

In accordance with this policy, if you redeem or exchange shares within 90 days of purchasing them, the Funds will charge a redemption fee of 1% of the amount redeemed.  The 1% redemption fee on shares redeemed (including exchanges) within 90 days of purchase is deducted from the redemption proceeds, is payable to the applicable Fund and is intended to offset out-of-pocket administrative costs and portfolio transaction costs caused by short-term trading.  To calculate the redemption fee, the Funds will use the “first-in, first-out” (FIFO) method to determine the holding period.  Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account.  All shareholders are subject to this fee, whether you invest directly with the Funds or through a Financial Intermediary, except as noted below.

Subject to the advance approval of the Trust’s chief compliance officer, the redemption fee may be waived on certain exempt transactions and accounts, including (1) redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions; (2) redemptions initiated by the Fund, including payment of maintenance fees; (3) shares redeemed due to death or disability of a shareholder or divorce decree; (4) transfer of assets within the same Fund; (5) certain redemptions and exchanges from participant directed retirement plans (please see below); and (6) redemptions and exchanges redeemed through asset allocation programs, provided the rebalancing is done no more than quarterly.  Under Rule 22c-2 of the Investment Company Act of 1940, the Funds have entered into agreements with financial intermediaries obligating such financial intermediaries to provide, upon each Fund’s request, certain information regarding their customers and their customers’ transactions in shares of the Funds.  However, there can be no guarantee that all short-term trading activity will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a form that can be quickly analyzed or evaluated by the Funds.

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Other than the redemption fee, the Trust does not impose limits on the frequency of purchases and redemptions at the present time, nor does it limit the number of exchanges in a given period, but reserves the right to impose such measures in the future.  The Trust allows exchanges into any Fund in the Trust. The Trust reserves the right to modify, withdraw or impose certain limitations at any time with respect to the exchange privilege.  The Trust reserves the right to modify the redemption fee to meet any regulatory requirements that may be imposed in the future.

Redeeming Through The Distributor, Authorized Broker-Dealers Or Investment Professionals

If you hold Fund shares through a brokerage account, you must submit redemption requests to your account executive or Authorized Broker-Dealer, either in person, by telephone or by mail.  As the Funds’ agent, the Distributor or another Authorized Broker-Dealer may honor a redemption request by repurchasing Fund shares from you at the shares NAV next computed after the Distributor or Authorized Broker-Dealer receives your request.  Under normal circumstances, redemption proceeds will be paid by check or credited to your brokerage account by the next Business Day.  The Distributor and Authorized Broker-Dealers are responsible for sending redemption requests promptly to the Transfer Agent.  You may also place redemption requests through an Investment Professional, who may charge a fee for this service.

Redemption In-Kind

Redemption proceeds are normally paid in cash; however, the Funds reserve the right to pay the redemption price in whole or in part by a “redemption in-kind” of portfolio securities of the particular Fund, in lieu of cash, if the amount you are redeeming is large enough to affect Fund operations (for example, if it represents more than 1% of a Fund’s assets).

Shareholder Services

Exchange Privilege

You may exchange your shares of a Fund for shares of the same class of another FBR Fund.

You should obtain and read the current Prospectus of the FBR Fund you want to acquire in an exchange by calling 888.888.0025. Please note that proceeds of shares exchanged within 90 days of purchase will be subject to a 1% redemption fee (see “Frequent Trading Policy and Redemption Fee”).  The FBR Fund you are exchanging into must be available for sale in your state and the registration for both accounts must be identical.  Exchanges will be effected at the respective net asset values of the Funds involved as next determined after receipt of the exchange request.  The exchange privilege may be modified or withdrawn at any time and is subject to certain limitations.

If you wish to make an exchange, you may do so by sending a written request to the Transfer Agent. You will automatically be provided with telephone exchange privileges when you open your account, unless you indicate on the Account Application that you do not wish to use this privilege. You may add a telephone exchange feature to an existing account that previously did not provide for this option. If you wish to add this privilege to your account, please call the Transfer Agent at 888.888.0025 for instructions. Once this election has been made, you may simply contact the Transfer Agent at 888.888.0025 to request the exchange.

When you enact an exchange, a new account will be established with the exact registration and options as the account you are exchanging from unless you are exchanging into an existing account. If you want different options for the new account, you must specify this in writing, with all signatures guaranteed as described above. See “Redeeming Through the Transfer Agent.”

For federal income tax purposes, an exchange is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange (except for exchanges within retirement plans). You should consult your own tax adviser concerning the tax consequences of an exchange.

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If an exchange is to a new account in a Fund, the dollar value of shares acquired must meet the Fund’s minimum investment for a new account.  Any amount that remains in a Fund account after an exchange must not drop below the minimum account value required by the Funds.

Dividends and Distributions

Each Fund declares and pays any dividends from its net investment income, if any, annually. The Funds distribute substantially all of their net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, after the end of the taxable year in which the gain is realized. The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).

You may choose to have dividends and distributions of a Fund paid to you in cash or additional shares of the Fund. You should make this election on your Account Application but you may change your election by giving written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution. If you do not choose otherwise, all dividends and distributions will be reinvested in the Fund paying the dividend and/or distribution.

If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) remains uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Funds at the NAV determined as of the date of payment. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and then reinvested in the Funds at the NAV determined as of the date of cancellation.

Federal Tax Considerations

Investments in the Funds have tax consequences that you should consider.  This section briefly describes some of the more common federal tax consequences.  A more detailed discussion about the tax treatment of distributions from a Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of a Fund, is contained in the SAI.  You should consult your tax adviser about your own particular tax situation.

Taxes on Distributions. You will generally have to pay federal income tax on all Fund distributions.  Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of a Fund.  Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains.  Dividend distributions and short-term capital gains generally will be taxed as ordinary income.  The tax you pay on a given capital gains distribution generally depends on how long a Fund held the portfolio securities it sold.  It does not depend on how long you held your Fund shares.

Currently applicable tax provisions generally provide for a maximum tax rate for individual taxpayers of 15% on long-term gains and certain qualifying dividends on corporate stock.  These rate reductions do not apply to corporate taxpayers or to foreign shareholders.  The following are guidelines for how certain distributions by a Fund are generally taxed to individual taxpayers:

  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

  Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

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  A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

  Distributions of earnings from non-qualifying dividends income, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

  The favorable treatment for qualifying dividends and the maximum 15% rate on capital gains for individual taxpayers is currently scheduled to expire in 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns.  Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

The Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. federal income tax liability.

Taxes on Sales or Exchanges. If you sell shares of a Fund or exchange them for shares of another Fund, you generally will be subject to tax on any taxable gain.  Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange).  Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.  If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of the shares of the Fund.

Other Considerations. If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

Disclosure of Portfolio Holdings

A complete list of each Fund’s portfolio holdings is publicly available on a quarterly basis on the Funds’ website at www.fbrfunds.com by the 10th business day following the end of each calendar quarter.  A complete list of the Funds’ portfolio holdings is also publicly available through filings made with the U.S. Securities and Exchange Commission on Forms N-CSR and N-Q.  The Funds also make available certain additional information regarding their portfolios (e.g. top-10 holdings, asset allocation, sector breakdown) on their website on a quarterly basis by the 15th of the month following the calendar quarter-end.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolios is provided in the Funds’ SAI.

Payments to Third Parties by the Adviser and its Affiliates

The Adviser and its affiliates, including the Distributor, may, out of their own resources, and without additional direct cost to the Funds or their shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the Funds.  This compensation is generally made to those intermediaries that provide shareholder servicing, marketing support, broker education, and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

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Please be aware that the Funds may use brokers who sell shares of the Funds to effect portfolio transactions.  The Funds do not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions.  The Funds have adopted procedures which address these matters.  You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The I Class shares of the Technology Fund have had less than one year of operations as of the date of this report, therefore the Investor Class shares, not offered in this prospectus, are shown. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions, if any). The information for the Funds has been audited by [  ], whose report, along with the Funds’ audited financial statements, are included in the current annual report, which is available upon request.

FBR Pegasus FundTM – I Class

	For the Year Ended October 31, 2009	For the Period Ended October 31, 2008*
Per Share Operating Performance:
Net Asset Value - Beginning of Period		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss[1,2]		0.03
Net Realized and Unrealized Loss on Investments[1,3]		(2.96)

Total from Investment Operations		(2.93)

Net Asset Value - End of Period		$7.07

Total Investment Return[4]		(29.30)%(A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]		1.01%(B)
Expenses Before Waivers and Related Reimbursements		4.11%(B)
Net Investment Income After Waivers and Related Reimbursements[2]		0.88%(B)
Net Investment Loss Before Waivers and Related Reimbursements		(2.22)%(B)

Supplementary Data:
Portfolio Turnover Rate		39%
Net Assets at End of Period (in thousands)		$71

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*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]

Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.00% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses).

[3]

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

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FBR Pegasus Mid Cap FundTM – I Class

	For the Period Year October 31, 2009	For the Period Ended October 31, 2008*
Per Share Operating Performance:
Net Asset Value - Beginning of Period		$10.00

Income (Loss) from Investment Operations:
Net Investment Income[1,2]		0.02
Net Realized and Unrealized Loss on Investments[1,3]		(2.91)

Total from Investment Operations		(2.89)

Net Asset Value - End of Period		$7.11

Total Investment Return[4]		(28.90)%(A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]		1.10%(B)
Expenses Before Waivers and Related Reimbursements		4.54%(B)
Net Investment Income After Waivers and Related Reimbursements[2]		0.47%(B)
Net Investment Loss Before Waivers and Related Reimbursements		(2.97)%(B)

Supplementary Data:
Portfolio Turnover Rate		93%
Net Assets at End of Period (in thousands)		$71

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]

Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.10% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses).

[3]

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

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FBR Pegasus Small Cap FundTM – I Class

	For the Year Ended October 31, 2009	For the Period Ended October 31, 2008*
Per Share Operating Performance:
Net Asset Value - Beginning of Period		$10.00

Income (Loss) from Investment Operations:
Net Investment Income[1,2]		0.01
Net Realized and Unrealized Loss on Investments[1,3]		(2.39)

Total from Investment Operations		(2.38)

Net Asset Value - End of Period		$7.62

Total Investment Return[4]		(23.80)%(A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]		1.20%(B)
Expenses Before Waivers and Related Reimbursements		4.56%(B)
Net Investment Income After Waivers and Related Reimbursements[2]		0.23%(B)
Net Investment Loss Before Waivers and Related Reimbursements		(3.13)%(B)

Supplementary Data:
Portfolio Turnover Rate		207%
Net Assets at End of Period (in thousands)		$76

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]

Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.20% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses).

[3]

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

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FBR Pegasus Small Cap Growth FundTM – I Class

	For the Year Ended October 31, 2009	For the Period Ended October 31, 2008*

Per Share Operating Performance:
Net Asset Value - Beginning of Period		$10.00

Loss from Investment Operations:
Net Investment Loss[1,2]		(0.03)
Net Realized and Unrealized Loss on Investments[1,3]		(2.78)

Total from Investment Operations		(2.81)

Net Asset Value - End of Period		$7.19

Total Investment Return[4]		(28.10)% (A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]		1.20%(B)
Expenses Before Waivers and Related Reimbursements		4.98%(B)
Net Investment Loss After Waivers and Related Reimbursements[2]		(0.74)%(B)
Net Investment Loss Before Waivers and Related Reimbursements		(4.52)%(B)

Supplementary Data:
Portfolio Turnover Rate		139%
Net Assets at End of Period (in thousands)		$72

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]

Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.20% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses).

[3]

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

49

FBR Focus Fund – I Class

	For the Year Ended October 31,	For the Period Ended October 31,
	2009	2008*
Per Share Operating Performance:
Net Asset Value - Beginning of Period		$10.00

Loss from Investment Operations:
Net Investment Loss[1]		(0.01)
Net Realized and Unrealized Loss on Investments[1,2]		(2.73)

Total from Investment Operations		(2.74)

Paid-in Capital from Redemption Fees[3]		0.01

Net Decrease in Net Asset Value		(2.73)
Net Asset Value - End of Period		$7.27

Total Investment Return[5]		(27.30)%(A)

Ratios to Average Net Assets:
Expenses After Waivers		1.05%(B)
Expenses Before Waivers		1.05%(B)
Net Investment Loss After Waivers		(0.70)%(B)
Net Investment Loss Before Waivers		(0.70)%(B)

Supplementary Data:
Portfolio Turnover Rate		17%
Net Assets at End of Period (in thousands)		$16,831

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]

Calculated based on shares outstanding on the first and last day of period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[3]	Calculated based on average shares outstanding.
[4]	Less than $0.01
[5]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

50

FBR Small Cap Financial Fund – I Class

	For the Year Ended October 31,	For the Period Ended October 31,
	2009	2008*
Per Share Operating Performance:
Net Asset Value - Beginning of Period		$10.00

Income (Loss) from Investment Operations:
Net Investment Income[1,2]		0.02
Net Realized and Unrealized Loss on Investments[1,3]		(0.06)

Total from Investment Operations		(0.04)

Net Asset Value - End of Period		$9.96

Total Investment Return[4]		(0.40)%(A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]		1.31%(B)
Expenses Before Waivers and Related Reimbursements		1.31%(B)
Net Investment Income After Waivers and Related Reimbursements [2]		1.49%(B)
Net Investment Income Before Waivers and Related Reimbursements		1.49%(B)

Supplementary Data:
Portfolio Turnover Rate		147%
Net Assets at End of Period (in thousands)		$3,952

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]

Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Reflects fees waived and reimbursed by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.70% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008 the recoupment of certain previously waived fees.

[3]

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

51

FBR Technology Fund – Investor Class

	For the Years Ended October 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance:
Net Asset Value - Beginning of Year		$13.34	$11.97	$10.82	$10.96

Income (Loss) from Investment Operations:
Net Investment Loss[1,2]		(0.12)	(0.05)	(0.04)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments[1,3]		(5.03)	1.81	1.77	1.53

Total from Investment Operations		(5.15)	1.76	1.73	1.48

Distributions to Shareholders:
From Net Realized Gain		(1.23)	(0.39)	(0.58)	(1.62)

Paid-in Capital from Redemption Fees[4]		0.00[5]	0.00[5]	0.00[5]	0.00[5]

Net Increase (Decrease) in Net Asset Value		(6.38)	1.37	1.15	(0.14)
Net Asset Value - End of Year		$6.96	$13.34	$11.97	$10.82

Total Investment Return[6]		(42.30)%	15.18%	16.40%	14.51%

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]		1.84%	1.70%	1.87%	1.94%
Expenses Before Waivers and Related Reimbursements		1.92%	1.70%	1.92%	2.74%
Net Investment Loss After Waivers and Related Reimbursements[2]		(0.60)%	(0.41)%	(0.60)%	(0.77)%
Net Investment Loss Before Waivers and Related Reimbursements		(0.68)%	(0.41)%	(0.65)%	(1.57)%

Supplementary Data:
Portfolio Turnover Rate		175%	229%	108%	100%
Net Assets at End of Year (in thousands)		$7,689	$40,935	$39,407	$14,810

[1]

Calculated based on shares outstanding on the first and last day of the respective periods, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.95% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses) and effective May 30, 2008 the recoupment of certain previously waived fees.

[3]

The amounts shown for a share outstanding throughout the respective periods may not be in accordance with the changes in the aggregate gains and losses on investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the respective periods.

[4]	Calculated based on average shares outstanding.
[5]	Less than $0.01
[6]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

52

THE FBR FUNDS
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209
888.888.0025
fbrfundsinfo@fbr.com
www.fbrfunds.com

Investment Adviser
FBR FUND ADVISERS, INC.
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209

Distributor
FBR INVESTMENT SERVICES, INC.
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209

Transfer Agent
JPMORGAN CHASE BANK, N.A.
P.O. BOX 5354
CINCINNATI, OHIO 45201

Independent Registered Public Accounting Firm

[TO BE INSERTED]

53

ADDITIONAL INFORMATION

THE FBR FUNDS

Equity Funds, I Class

Additional information about the Funds is available free of charge, upon request, in the following forms:

❖ Statement of Additional Information: includes additional information about the Funds’ operations. The information presented in the Statement of Additional Information is incorporated by reference into this prospectus.

❖ Annual Report: includes additional information about the Funds’ investments and a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

❖ Semi-Annual Report and Quarterly Reports: includes additional information about the Funds’ investments.

To request a free copy of any of the materials described above, or to make other inquiries, contact us:

By telephone:       888.888.0025

By mail:                  The FBR Funds

                                FBR Equity Funds

                                P.O. Box 5354

                                Cincinnati, OH  45201-5354

By e-mail:               fbrfundsinfo@fbr.com

On the Internet:    The materials may be read or downloaded on the Funds’ website at www.fbrfunds.com .

In an effort to eliminate unnecessary duplication and reduce the cost to shareholders, the Funds will mail only one copy of the Prospectus or other shareholder reports to shareholders with the same mailing address. If you would prefer to receive a copy of the Prospectus or other shareholder reports for each shareholder at a mailing address, please contact the Funds at 888.888.0025.

Information about the Funds (including the Funds’ Statement of Additional Information) can also be reviewed and copied at the Securities Exchange Commission’s (“Commission”) Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at  202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are available on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-21503

54

Equity Funds

R Class

FBR Pegasus Small Cap Growth FundTM (FBPSX)

FBR Focus Fund (FBRRX)

FBR Small Cap Financial Fund (FBRWX)

FBR Gas Utility Index Fund (GASSX)

PROSPECTUS

February 26, 2010

This prospectus describes the R Class shares offered by The FBR Funds. Investor Class and I Class shares of certain of the Funds are available through separate prospectuses dated February 26, 2010.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DERERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A FEDERAL CRIME.

Page
Summary Information
FBR Pegasus Small Cap Growth FundTM
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
FBR Focus Fund
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
FBR Small Cap Financial Fund
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
FBR Gas Utility Index Fund
Investment Objective
Fees and Expenses
Principal Investment Strategies, Related Risks and Performance
Fund Management
Other Important Information Regarding Fund Shares
Investing in the Funds
Purchase and Sale of Fund Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
Other Important Information
Investment Objectives
Further Discussion of Risks
Fund Management
Investment Adviser
Administrator
Portfolio Managers
Shareholder Information
Choosing a Class of Shares
Determination of Net Asset Value
How to Buy Shares
How to Redeem Shares
Frequent Trading Policy and Redemption Fee
Shareholder Services
Services and Distribution Fees
Dividends and Distributions
Federal Tax Considerations
Disclosure of Portfolio Holdings
Payments to Third Parties by the Adviser and its Affiliates
Financial Highlights
Additional Information

SUMMARY INFORMATION

FBR PEGASUS SMALL CAP GROWTH FUNDTM

INVESTMENT OBJECTIVE

The investment objective of the Pegasus Small Cap Growth Fund (the “Fund”) is long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold R Class shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge............................................................................................................................... NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	0.50%
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.70% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the R Class shares of the Fund with the cost of investing in other mutual funds.

2

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies may only be changed upon 60 days notice to shareholders.  The Fund currently considers small-cap companies to be those companies with market capitalizations of less than $3 billion dollars, measured at the time of purchase.  The Fund primarily invests in equity securities (which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock) of small-cap companies listed on a U.S. securities exchange or NASDAQ expected to experience earnings growth.  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The Fund may invest up to 20% of net assets in equity securities of companies with larger market capitalizations.

The Adviser makes investment decisions for the Fund on the basis of fundamental security analysis.  Once an issuer is identified as an attractive candidate for the Fund’s portfolio, the Adviser assesses the relative value and growth potential of the security on the basis of various factors, which may include price to book ratio, price to earnings ratio, earnings yield and cash flow, among others.  The Fund may invest, to a limited degree, in securities issued in IPOs.

Many of the common stocks in which the Fund invests do not pay dividends; instead, stocks are bought for the potential that their prices will increase and provide capital appreciation for the Fund.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

3

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

SMALL-CAP INVESTMENTS.  Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies.  Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile.  Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

IPO INVESTMENTS.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the fund.

FOREIGN INVESTMENTS.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund’s R Class shares.  Because the Fund’s R Class did not commence operations until May 30, 2008, the bar chart and table include the historical performance for the Fund’s Investor Class shares from January 20, 2004, the inception date for the Fund’s Investor Class shares, through May 29, 2008.  The returns for the Investor Class shares of the Fund, offered in a separate prospectus, will differ from the R Class shares returns because of differences in expenses of each class.  The table shows how the Fund’s average annual total returns for different calendar periods over the life of the Fund, both before and after taxes, compared to those of certain broad-based indices.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Prior to May 1, 2008, the fund operated pursuant to the different investment strategy.

4

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	Since Inception (01/20/04)
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Indices
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)[2]
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)[3]

1  The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2    The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and Small Cap Stocks.

3    The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

Portfolio Manager

Robert C. Barringer, CFA, Portfolio Manager, has served as portfolio manager of the Fund since July 2004.

5

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

6

FBR FOCUS FUND

INVESTMENT OBJECTIVE

The investment objective of the Focus Fund (the “Fund”) is capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold R Class shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ........................................................................................................................ NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	0.50%
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 2.20% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the R Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

7

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Fund invests primarily in securities of companies traded in domestic markets.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments.

The Adviser implements the Fund’s strategy by focusing on companies whose valuations in the market are modest and that earn higher than average returns on shareholders’ equity, are managed by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above average rates.  Once a potential investment is identified, the Adviser attempts to purchase shares at a price it believes represents a discount to a conservative estimate of the company’s intrinsic value.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  During rising markets, holding larger than usual cash reserves may be detrimental to the Fund’s performance.  During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

8

MID-CAP AND SMALL-CAP INVESTMENTS.  Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small- and mid-cap companies than for larger, more established companies.  Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile. Additionally, because small- and mid-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund’s R Class shares.  Because the Fund’s R Class shares did not commence operations until May 30, 2008, the bar chart and table include the historical performance for the Fund’s Investor Class shares from January 1, 2000 through May 29, 2008.  The returns for the Investor Class shares of the Fund, offered in a separate prospectus, will differ from the R Class shares returns because of differences in expenses of each class.  The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based index.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Prior to May 1, 2008, the Fund operated pursuant to a different investment strategy.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	5-Year	10-Year
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Index
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)[2]

1  The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2   The Russell 2000 Index is comprised of the smallest of the 2000 companies of the Russell 3000 Index, representing approximately 8% of the Russell 3000’s total market capitalization.

9

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. (the “Adviser”) serves as the investment adviser to the Fund.

Portfolio Managers

David S. Rainey, CFA, Portfolio Manager, Brian E. Macauley, CFA, Portfolio Manager, and Ira Rothberg, CFA, Portfolio Manager, have served as co-portfolio managers of the Fund since August 2009.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ____.

10

FBR SMALL CAP FINANCIAL FUND

INVESTMENT OBJECTIVE

The investment objective of the Small Cap Financial Fund, (the “Fund”) is capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold R Class shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ........................................................................................................................ NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	0.50%
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 2.20% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the R Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

11

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Under normal market conditions, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities of small-cap companies “principally engaged” in the business of providing financial services to consumers and industry.  The Fund’s policy of investing at least 80% of its net assets in small-cap companies principally engaged in financial services may only be changed upon 60 days notice to shareholders.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.  An issuer is “principally engaged” in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  The Fund focuses on financial services companies that invest in real estate, usually through mortgages and other consumer-related loans.  These companies may also offer other financial services such as discount brokerage services, insurance products, leasing services and joint venture financing. Investments may include mortgage banking companies, consumer finance companies, savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, other depository institutions, companies in the information technology industries which are primarily engaged in providing products and/or services to the types of companies listed above and real estate investment trusts (“REITs”).  The Fund may invest up to 20% of its net assets in companies with larger market capitalizations or companies outside of the financial services group of industries.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants and convertible bonds.

When evaluating securities to purchase, the Adviser generally looks for companies that have low price-to-earnings ratios and low price-to-book ratios relative to the financial services group of industries.

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

12

SMALL-CAP INVESTMENTS.  Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies.  Generally, there is less publicly available information concerning small-cap companies than for larger, more established companies.  Small-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and the market prices of the securities of small-cap companies may be more volatile.  Additionally, because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.

INDUSTRY CONCENTRATION.  The Fund concentrates its investments within a group of industries.  Because of its narrow industry focus, the performance of the Fund is tied closely to and affected by developments in the financial services group of industries, such as the possibility that government regulation will negatively impact companies involved in the financial services group of industries.  Financial services companies can be influenced by adverse effects of volatile interest rates and other factors. The Fund may incur a loss on an investment in the securities issued by these institutions.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund’s R Class shares.  Because the Fund’s R Class shares did not commence operations until May 30, 2008, the bar chart and table include the historical performance for the Fund’s Investor Class shares from January 20, 2004, the inception date for the Fund’s Investor Class shares, through May 29, 2008.  The returns for the R Class shares of the Fund, offered in a separate prospectus, will differ from the Investor Class shares returns because of differences in expenses of each class.  The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of a broad-based index.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

13

Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	5-Year	10-Year
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Index
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)[2]

1  The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2  The Russell 2000 Index is comprised of the smallest 2000 companies of the Russell 3000 Index, representing approximately 8% of the Russell 3000’s total market capitalization.

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

Portfolio Manager

David H. Ellison, President of the Trust and Chief Investment Officer (CIO) for the FBR Funds, has served as portfolio manager of the Fund since the commencement of operations in January 1997.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

14

FBR GAS UTILITY INDEX FUND

INVESTMENT OBJECTIVE

The investment objective of the Gas Utility Index Fund (the “Fund”)  is income and capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold R Class shares of the Funds.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases......................................................................................... NONE

Maximum Deferred Sales Charge...... ........................................................................................................................ NONE

Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................................................................... NONE

Redemption Fee (including exchanges)*................................................................................................................. 1.00%

*  A redemption fee applies only to redemptions (including exchanges) of Fund shares made within 90 days of purchase.  See “Frequent Trading Policy and Redemption Fee” for more information.  In addition, we charge a $10.00 wire fee for all redemption proceeds paid by federal wire made through the Fund’s transfer agent, except on certain institutional and broker/dealer accounts.

Annual Fund Operating Expenses

(expenses that that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b-1) Fees	0.50%
Other Expenses	%
Acquired Fund Fees and Expenses (AFFE)%
Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement[1]	%
Net Annual Fund Operating Expenses[1]	%

1 FBR Fund Advisers, Inc. (the “Adviser”) has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses to the extent annual fund operating expenses exceed 1.35% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). The Adviser has agreed to maintain this expense limitation through February 28, 2013.  The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  The agreement may only be terminated by both the Adviser and the Fund.

Example

This Example is intended to help you compare the cost of investing in the R Class shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense limitation agreement will continue only through February 28, 2013, the end of its current term.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

15

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$	$	$	$

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ____% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND PERFORMANCE

PRINCIPAL INVESTMENT STRATEGY.  Designed as an index fund, the Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (“Index”), an index maintained by the American Gas Association (“A.G.A.”), a national trade association of natural gas companies.  The Index consists of approximately 67 publicly traded companies, both domestic and foreign, of natural gas distribution, gas pipeline, diversified gas and combination gas and electric companies whose securities are traded on a U.S. securities exchange (exclusive of treasury stock).  While the Fund’s investments will primarily be in domestic U.S. securities, the Fund’s investments may include foreign securities, including indirect investments such as ADRs or other types of depositary receipts, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations.  The stocks included in the Fund are chosen solely on the statistical basis of their weightings in the Index.

The Fund intends to invest under normal circumstances at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations.  No attempt is made to manage the Fund’s portfolio actively in the traditional sense by using economic, financial or market analysis; nor will the adverse financial situation of a company directly result in its elimination from the Fund’s portfolio unless the company is removed from the Index.  The percentage of the Fund’s assets to be invested in each company’s stock contained within the Index is approximately the same as the percentage the stock represents in the Index.  Each stock’s proportion of the Index is based on that stock’s market capitalization, that is, the number of shares outstanding multiplied by the market price of the stock.  Such computation is also weighted to reduce the effect of assets not connected with natural gas distribution and transmission revenue.  To avoid deviation in the Fund’s performance from the Index, the Fund will seek to invest substantially all of its assets in the stocks of the Index.  Although there is no predetermined acceptable range of deviation between the performance of the Index and that of the Fund, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index.  One-hundred percent correlation would mean the total return of the Fund’s assets would increase and decrease exactly the same as the Index.  If a deviation occurs, it may be the result of various expenses incurred by the Fund, such as management fees, transaction costs and other operating expenses.

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES

MARKET RISKS.  Loss of money is a risk of investing in the Fund.  The net asset value of the Fund can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Fund’s performance will be positive over any period of time, either short-term or long-term.

EQUITY INVESTMENTS.  Because the Fund invests in equity securities, fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

16

TEMPORARY DEFENSIVE POSITIONS.  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

INDUSTRY CONCENTRATION.  The Fund concentrates its investments within a group of industries.  Because of its narrow industry focus, the Fund’s performance is tied closely to and affected by developments in the natural gas distribution and transmission industry, such as competition and weather.  The gas industry is also sensitive to increased interest rates because of the industry’s capital intensive nature.  In the event the Fund experiences significant purchase and/or redemption requests, it may have difficulty providing investment results that replicate the Index.

FOREIGN INVESTMENTS.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund’s R Class shares.  Because the Fund’s R Class shares did not commence operations until May 30, 2008, the bar chart and table include historical performance for the Fund’s Investor Class shares from January 20, 2004, the inception date for the Fund’s Investor Class shares, through May 29, 2008.  The returns for the Investor Class shares of the Fund, offered in a separate prospectus, will differ from the R Class shares returns because of differences in expenses of each class.  The table shows how the Fund’s average annual total returns for different calendar periods over the last ten calendar periods of the Fund, both before and after taxes, compared to those of certain broad-based indices.  Returns shown assume reinvestment of dividends and distributions.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return Chart
For the Periods Ended December 31,

Best Quarter
Worst Quarter

17

Average Annual Total Returns For the Periods Ended December 31, 2009
	1-Year	5-Year	10-Year
Return Before Taxes
Return After Taxes on Distributions[1]
Return After Taxes on Distributions and Sale of Fund Shares[1]
Indices
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[2]
A.G.A. Stock Index (reflects no deduction for fees, expenses or taxes)[3]

1  The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

2    The S&P 500 Index is a capitalization-weighted index of 500 stocks.  The Index is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries.

3    The A.G.A. Stock Index is a market capitalization-weighted index, adjusted monthly, consisting of member companies of the American Gas Association.

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. serves as the investment adviser to the Fund.

Portfolio Manager

Winsor H. Aylesworth, Executive Vice President of the Trust, has served as portfolio manager of the since 2001.

OTHER IMPORTANT INFORMATION REGARDING FUND SHARES

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section entitled “Investing in the Funds” on page ___.

18

INVESTING IN THE FUNDS

Purchase and Sale of Fund Shares

There is no minimum requirement for initial or subsequent investments.

You may buy or redeem (sell) your shares on any day the New York Stock Exchange (“NYSE”) is open (a “Business Day”).

Purchasing Fund Shares.  R Class shares are only available for purchase through certain broker-dealers and third-party intermediaries to 401(k) plans, 457 plans, employee sponsored 403(b) plans, defined benefit pension plans, profit sharing plans, nonqualified deferred compensation plans and other similar employee sponsored retirement plans (collectively “Retirement Plans”) whereby the Retirement Plan or Retirement Plan’s financial services firm has an agreement with the Funds or the Distributor to utilize R Class shares in certain investment products or programs. FBR Investment Services, Inc. (“FBR Services” or the “Distributor”) has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds (the “Authorized Broker-Dealer”).  Contact your broker to determine whether it has an established relationship with the Distributor.

Selling Fund Shares.  You may sell your shares by contacting your Retirement Plan or Retirement Plan’s financial services firm, subject to certain conditions and limitations.

Tax Information

Because Fund investments are through a tax-deferred Retirement Plan, Fund distributions are generally not taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

19

OTHER IMPORTANT INFORMATION

FURTHER DISCUSSION OF RISKS

MARKET RISKS.  Loss of money is a risk of investing in the Funds.  The net asset value of the Funds can be expected to change daily and you may lose money.  As with any mutual fund, there is no guarantee that the Funds’ performance will be positive over any period of time, either short-term or long-term.  A fund’s success depends largely on an Adviser’s ability to select favorable investments.  Also, different types of investments shift in and out of favor depending on market and economic conditions.  For example, at various times stocks will be more or less favorable than bonds and small-cap or mid-cap stocks will be more or less favorable than large-cap company stocks.  Because of this, the Funds may perform better or worse than other types of funds depending on what is in “favor.”

EQUITY INVESTMENTS.  Fluctuations in the stock market in general, as well as in the value of particular equity securities held by the Fund, can affect the Fund's performance.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.  Holders of equity securities only have rights to the value of a company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.  Your investment in a Fund is not guaranteed.

TEMPORARY DEFENSIVE POSITIONS.  The Funds may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of a Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Funds may invest in cash and/or short-term obligations.  These may include high-grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements and U.S. Government obligations.  The Funds may also hold these obligations in anticipation of share redemptions or pending investment of assets in accordance with each Fund’s investment policies.

FOREIGN INVESTMENTS.  Investing in foreign securities presents unique investment risks.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

INITIAL PUBLIC OFFERING (“IPO”) INVESTMENTS.  IPO shares are subject to market risk and liquidity risk.  The market value of IPO shares will fluctuate considerably due to facts such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited public information about the issuer.  The purchase of IPO shares may involve high transaction costs.  When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.  Because of the price volatility of IPO shares, the Funds may choose to hold IPO shares for a very short period of time, which may increase the turnover of the Funds’ portfolios and may lead to increased expenses to the Funds, such as commissions and transaction costs.  In addition, the Adviser cannot guarantee continued access to IPOs.

20

INDUSTRY CONCENTRATION.  Because of their narrow focus, the performance of the Small Cap Financial Fund and the Gas Utility Index Fund are tied closely to and affected by the financial services, technology, and natural gas distribution and transmission industries, respectively. The value of the Funds may be subject to greater volatility than funds with portfolios that are less concentrated.  If securities in a particular industry fall out of favor, these Funds could underperform funds that focus on other types of companies. As is the case with other industries, or groups of closely-related industries, companies in the financial services, technology, and natural gas distribution and transmission industries often face similar obstacles, issues or regulatory burdens. Consequently, securities of these industries may react similarly and move in unison to changes in market conditions. Additional risks in each industry are discussed below.

Financial Services Group of Industries (Small Cap Financial Fund).  Companies involved in the financial services group of industries face special risks, including the negative impact of government regulation and volatile interest rates. A Fund may incur a loss on an investment in the securities issued by these institutions. For example, banks, savings and loan associations and finance companies are subject to extensive governmental regulation that may limit their lending activity. Commercial banks, savings and loan institutions and their holding companies are also influenced by adverse effects, portfolio concentrations in loans to particular businesses, such as real estate and energy, and competition from new entrants in their areas of business. However, neither federal insurance of deposits, nor regulation of the banking and savings and loan industries, ensures the solvency or profitability of commercial banks or savings and loan institutions. In addition, these companies largely depend on the availability and cost of capital funds for their profitability, which can change significantly when interest rates change. In addition, general economic conditions are important to the operations of these companies.

Investment banking, securities and commodities brokerage and investment advisory companies are also subject to governmental regulation and investments in those companies are subject to the risks related to securities and commodities trading and securities underwriting activities. Insurance companies are also subject to extensive governmental regulation, including the imposition of maximum rate levels, which may be inadequate for some lines of business. The performance of insurance companies will be affected by interest rates, severe competition in the pricing of services, claims activities, marketing competition and general economic conditions.

Natural Gas Industry (Gas Utility Index Fund). One of the natural gas industry’s primary risks is the competitive risk associated with the prices of alternative fuels, such as coal and oil. For example, major gas customers such as industrial users and electric power generators often have the ability to switch between the use of coal, oil or gas. During periods when competing fuels are less expensive, the revenues of gas utility companies may decline with a corresponding impact on earnings. Weather is another risk that may affect the industry; a warmer winter could decrease the amount of gas used by heating customers and thereby reduce the earnings of companies in the industry.  Additionally, the gas industry is also sensitive to increased interest rates because of the industry’s capital intensive nature.

SMALL-CAP INVESTMENTS.  Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of small-cap companies usually have more limited marketability. Because small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices. Additionally, securities of small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and typically there is less publicly available information concerning small-cap companies than for larger, more established companies. Although investing in securities of small-cap companies offers potential above-average returns if the companies are successful, there is a risk that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

Securities of small-cap companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets or financial resources and may lack management depth. Securities of small-cap companies also may be more volatile than larger companies or the market averages in general because of their general susceptibility to economic downturns, especially in the financial services group of industries where changes in interest rates and demand for financial services are so closely tied to the economy.

21

NON-DIVERSIFICATION.  The Funds are classified as “non-diversified” investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”), which means each Fund may own larger positions in a smaller number of securities. A fund that is less diversified may be more susceptible to adverse economic, political, or regulatory developments affecting a single issuer than a fund that is more broadly diversified. However, each Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, which requires that, among other things, at the close of each quarter of each Fund’s taxable year, a Fund may not (1)  with respect to 50% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of outstanding voting securities of any one  issuer, or (2)  invest more than 25% of the value of its total assets in the securities of any one issuer. These limits do not apply to U.S. Government securities or securities of other registered investment companies.

INVESTMENTS IN DERIVATIVES.  Each Fund, except the Gas Utility Index Fund, may engage in derivative instruments such as options, futures and forward foreign currency exchange contracts.  Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator.  A Fund may use derivatives for either hedging or non-hedging purposes, or for both purposes, including for purposes of enhancing return.  Investing for non-hedging purposes may be considered speculative and involve additional risks.

The use of derivative instruments exposes a Fund to additional risks and transaction costs.  Risks inherent in the use of derivative instruments include:

  the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;

  imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

  the fact that skills needed to use these strategies are different than those needed to select portfolio securities;

  the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

  leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument; and

  particularly in the case of privately-negotiated instruments, the risk that the counter-party will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

The Statement of Additional Information (“SAI”) contains more information about the Funds’ investment strategies and related risks (see the heading "Additional Information" on the back cover).

FUND MANAGEMENT

Investment Adviser

FBR Fund Advisers, Inc. (the “Adviser”), located at 1001 Nineteenth Street North, Arlington, Virginia 22209, serves as the investment adviser to the Funds.  The Adviser directs the investment of each Fund’s assets, subject at all times to the supervision of the Board of Trustees (“Board”) of The FBR Funds (the “Trust”).  The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of each Fund’s investments.  The Adviser was organized as a Delaware corporation in 1996 and is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser.  As of January 31, 2010, it managed approximately $__ of net assets on behalf of the Funds.  The Adviser is a subsidiary of FBR Capital Markets, Inc.

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Pursuant to an Investment Advisory Agreement with the Trust, for its services to the Trust, the Adviser is entitled to receive a monthly fee, at an annual rate of 0.90% of the average daily net assets of the Pegasus Small Cap Growth Fund, the Focus Fund and the Small Cap Financial Fund and at an annual rate of 0.40% of the average daily net assets of the Gas Utility Index Fund. The Adviser may periodically waive all or a portion of its advisory fee with respect to each Fund.  For the past fiscal year ended October 31, 2009, the Pegasus Small Cap Growth Fund, the Focus Fund, the Small Cap Financial Fund and the Gas Utility Index Fund paid advisory fees, after waiver or reimbursement, at the rate of  ____%, ____%, ____% and ____%, respectively.

The Trust has applied for an exemptive order from the SEC to permit the Adviser, subject to the approval of the Board, to enter into, and materially amend, sub-advisory agreements with any sub-adviser retained by the Adviser and the Funds to manage the Funds without obtaining shareholder approval, if the Board concludes that such arrangements would be in the best interests of the shareholders of the affected Fund.  Shareholders of each of the Funds have approved such a “manager of managers” arrangement.  If the SEC grants the exemptive order, in the event that there is a change in any of the sub-advisers retained by the Funds, shareholders would receive information about the change and about any new sub-adviser selected.  While shareholders would not be permitted to vote on the selection of new sub-advisers, they would retain the right to vote on any material change to the Adviser.

Information regarding the basis for the Board’s approval of the Funds’ investment advisory and sub-advisory agreements is available in the Funds’ annual shareholder report for the fiscal year ended October 31, 2009.

Administrator

JPMorgan Chase Bank N.A. (“JPMorgan”) serves as the administrator to the Funds and provides pursuant to an Administration Agreement (“Agreement”) day-to-day administrative services including monitoring portfolio compliance, determining compliance with provisions of the Internal Revenue Code and preparing the Funds’ registration statements. Pursuant to the Agreement, JPMorgan receives a fee of 0.02% of the first $2.5 billion of average daily net assets of the Trust, 0.0175% of the next $1.0 billion of average daily net assets of the Trust and 0.015% of the Trust’s average daily net assets in excess of $3.5 billion.

Pursuant to the Administrative Services Agreement, the Adviser also provides certain administrative services to the Funds that are in addition to those provided by JPMorgan, including oversight of service providers.  The Adviser receives 0.04% of average daily net assets of the Trust.  The Adviser also provides the Funds with office space, facilities and business equipment and generally administers the Funds’ business affairs and provides the services of executive and clerical personnel for administering the affairs of the Funds.  The Adviser compensates all personnel, Officers, and Trustees of the Funds if such persons are employees of the Adviser.

Portfolio Managers

The following section provides biographical information about each of the Funds’ portfolio managers. With respect to each Fund the Adviser employs the portfolio managers responsible for managing each Fund’s investments. Where a Fund is managed by co-portfolio managers, such management is conducted with research, stock selection, portfolio composition and day to day trading decisions distributed equally amongst the investment professionals of the Adviser. Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their ownership of shares of the Funds each manages is available in the SAI.

David H. Ellison serves as President of the Trust and Chief Investment Officer (CIO) for the Funds. Mr. Ellison has served as portfolio manager of the Large Cap Financial Fund and Small Cap Financial Fund since the commencement of each Fund’s operations. Prior to joining the Adviser as a portfolio manager in 1997, Mr. Ellison was portfolio manager of the Fidelity Select Home Finance Fund from 1985 until December 1996.

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Winsor H. Aylesworth has served as portfolio manager of the Gas Utility Index Fund since 2001. Mr. Aylesworth has been employed by the Adviser since 1998. He holds both an M.S. and MBA degree and previously was president of Grandview Advisers, Inc.

Robert C. Barringer, CFA has served as the portfolio manager of the Pegasus Small Cap Growth Fund since July 2004.  Mr. Barringer holds a B.A. and a MBA.  Prior to joining the Adviser in May 2004, Mr. Barringer held positions as either an analyst or a co-portfolio manager with Citizens Funds since February 2001.

David S. Rainey, CFA has served as co-portfolio manager of the Focus Fund since August 2009.  Prior to joining the Adviser in August 2009, Mr. Rainey served as Senior Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in May, 1998.  Prior to joining Akre Capital Management, Mr. Rainey held investment management positions with the Federal National Mortgage Association (“Fannie Mae”), the Student Loan Marketing Association (“Sallie Mae”) and with Wheat First Securities.  Mr. Rainey holds a BS in Commerce from the University of Virginia and an MBA from Duke University.

Brian E. Macauley, CFA has served as co-portfolio manager of the Focus Fund since August 2009.  Prior to joining the Adviser in August 2009, Mr. Macauley served as a Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in January 2003.  Prior to joining Akre Capital Management, Mr. Macauley held investment analyst positions with Credit Suisse First Boston and with Wachovia Securities.  Mr. Macauley holds a BS in Commerce from the University of Virginia.

Ira Rothberg, CFA has served as co-portfolio manager of the Focus Fund since August 2009.  Prior to joining the Adviser in August 2009, Mr. Rothberg served as a Research Analyst at Akre Capital Management, the prior sub-adviser to the Fund, which he joined in November 2004.  Prior to joining Akre Capital Management, Mr. Rothberg held an investment analyst position with Ramsey Asset Management.  Mr. Rothberg holds a BS in Finance and Accounting and a BA in Economics from the University of Maryland.

SHAREHOLDER INFORMATION

All purchases and redemptions of a Fund’s shares are made at the Fund’s net asset value per share (“NAV”) next determined after receipt of the order in proper form. You pay no sales charges to invest in the Funds.

Choosing a Class of Shares

All of the Funds offer Investor Class shares; certain of the Funds offer I Class and R Class shares. Consult the separate Investor Class and I Class prospectuses to see which of the Funds are currently offered in those classes. For information about R Class and I Class shares, call The FBR Funds (“FBR”) at 888.888.0025.

Determination of Net Asset Value

Your price for Fund shares is the Fund’s NAV, which is computed daily as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open (a “Business Day”). Purchase orders received by JPMorgan Chase Bank, N.A. (“JPMorgan” or “Transfer Agent”) prior to the close of regular trading on the NYSE on any Business Day, are priced according to the applicable NAV determined on that date.  Purchase orders received after the close of regular trading on the NYSE are generally priced as of the Fund’s next determined NAV.

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Each Fund determines its NAV by dividing the value of its net assets (i.e., assets less liabilities) by the total number of shares then outstanding.  Each Fund’s investments are valued based on market value.  When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), such security will be priced using its fair value as determined in good faith, by, or using procedures approved by, the Board of Trustees of the Funds.  The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities affected by a significant event occurring after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of the security; securities whose trading has been halted or suspended; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

How to Buy Shares

Generally, R Class shares are only available for purchase through certain broker-dealers and third-party intermediaries to  401(k) plans, 457 plans, employee sponsored 403(b) plans, defined benefit pension plans, profit sharing plans, nonqualified deferred compensation plans and other similar employee sponsored retirement plans (collectively “Retirement Plans”) whereby the Retirement Plan or Retirement Plan’s financial services firm has an agreement with the Funds or the Distributor to utilize R Class shares in certain investment products or programs. You may buy shares of the Funds on any Business Day. There is no minimum requirement for initial or subsequent investments. The Funds reserve the right to reject any purchase order or change the initial and subsequent investment minimum requirements at any time.

Qualified Retirement Plan orders received prior to the time each Fund determines its NAV will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. Each Retirement Plan agreement with the Trust permits the investment representative to transmit orders received by the investment representative prior to the time each Fund determines its NAV to the Trust after that time and allows those orders to be executed at the closing share price determined on the day the order was received by the investment representative.

Important Information About Procedures For Opening A New Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: when you open an account, a Fund must obtain the following information:

  Your name;

  Physical residential address (although post office boxes are still permitted for mailing);

  Date of birth; and

  Social security number, taxpayer identification number, or other identifying number.

We may also ask for other information that will allow us to identify you or to see certain identifying documents.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other third-party services.  Additional information may be required to open accounts for corporations and other non-natural persons.

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Federal law prohibits the Funds from establishing new accounts unless it receives the minimum identifying information listed above. The Funds also may be required to close your account if they are unable to verify your identity within a reasonable time.

Buying Shares Through the Distributor, Other Authorized Broker-Dealers or Investment Professionals

FBR Investment Services, Inc. (“FBR Services” or the “Distributor”) has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds (the “Authorized Broker-Dealer”). If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

To buy shares through the Distributor or an Authorized Broker-Dealer, you may send a check, or wire Federal Funds. The Distributor or an R’s Authorized Broker-Dealer is responsible for forwarding purchase information and payment promptly to the Funds.

Shareholders whose shares are held through a brokerage account who desire to transfer such shares to another brokerage account should contact their current broker to affect the transfer.

Some broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals (collectively, “Investment Professionals”) may charge their clients direct fees or impose conditions on investments in addition to or different from those described in this Prospectus. You should contact your Investment Professional concerning these fees and conditions (if any). Investment Professionals are solely responsible for promptly transmitting purchase and redemption orders to the Funds.

FBR Services reserves the right to designate Authorized Broker-Dealers at its sole discretion, reject any specific purchase request and to suspend distribution through the Distributor or any such Authorized Broker-Dealers.  In addition, FBR Services may choose not to offer or open certain funds until such time as it deems appropriate.

In-Kind Purchases

You may buy shares of the Funds “in-kind” through a transfer of securities as payment for the shares, if approved in advance by the Adviser. Securities used to purchase Fund shares must be appropriate investments for that Fund, must be consistent with the Fund’s investment objective and policies, and must have readily available market quotations. The securities will be valued in accordance with the Funds’ procedures for valuing portfolio securities, determined as of the close of business the day on which the securities are received by the Fund in salable form. Whether a Fund will accept particular securities as payment will be decided at the sole discretion of the Adviser. If you are considering buying shares in this manner, please call 888.888.0025.

How to Redeem Shares

Generally. you may redeem (sell) your shares on any Business Day. The price you will receive for your shares will be the NAV next determined after your order is received in proper form.

Normally, redemption proceeds will be mailed by the next Business Day after the Fund receives a redemption request in proper form, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a Fund. This generally applies to cases of very large redemptions or during unusual market conditions.

Notwithstanding the foregoing, with respect to redemption of shares that were purchased recently by check, the Funds may withhold payment of redemption proceeds for up to 10 business days.

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Your account may be redeemed after 60 days’ written notice to you if your account’s net asset value has fallen below $1,000 due to redemptions. If you receive notice that your account will be redeemed, you may avoid the redemption by investing additional amounts in your account to bring the balance over $1,000. You will not be required to redeem your account if it has fallen below $1,000 due to market fluctuations.

Frequent Trading Policy and Redemption Fee

The Funds are intended for long-term investors and not for those who wish to trade frequently in their shares. Frequent trading into and out of a Fund can have adverse consequences for the Fund and long-term shareholders. The Trust believes that frequent or excessive short-term trading activity by Fund shareholders may be detrimental to long-term shareholders because those activities may, among other things, (a) dilute the value of shares held by long-term shareholders, (b) cause the Funds to maintain a larger cash position than each such Fund would otherwise need, (c) increase brokerage commissions and related costs and expenses (such as custody and administrative costs and expenses), and (d) incur additional tax liability. To protect against such activity, the Board of Trustees has adopted policies and procedures to curtail frequent or excessive short-term trading activity by Fund shareholders.

In accordance with this policy, if you redeem or exchange shares within 90 days of purchasing them, the Funds will charge a redemption fee of 1% of the amount redeemed. The 1% redemption fee on shares redeemed (including exchanges) within 90 days of purchase is deducted from the redemption proceeds, is payable to the applicable Fund and is intended to offset out-of-pocket administrative costs and portfolio transaction costs caused by short-term trading. To calculate the redemption fee, the Funds will use the “first-in, first-out” (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. All shareholders are subject to this fee, whether you invest directly with the Funds or through a Financial Intermediary, except as noted below.

Subject to the advance approval of the Trust’s chief compliance officer, the redemption fee may be waived on certain exempt transactions and accounts, including (1) redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions; (2) redemptions initiated by the Fund, including payment of maintenance fees; (3) shares redeemed due to death or disability of a shareholder or divorce decree; (4) transfer of assets within the same Fund; (5) certain redemptions and exchanges from participant directed retirement plans (please see below); and (6) redemptions and exchanges redeemed through asset allocation programs, provided the rebalancing is done  no more than quarterly. Under Rule 22c-2 of the Investment Company Act of 1940, the Funds have entered into agreements with financial intermediaries obligating such financial intermediaries to provide, upon each Fund’s request, certain information regarding their customers and their customers’ transactions in shares of the Funds. However, there can be no guarantee that all short-term trading activity will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in a form that can be quickly analyzed or evaluated by the Funds.

Redemption fees will not apply to the following transactions in participant directed retirement plans (such as 401k, 403b and 457 plans): (1) redemptions due to loans; (2) required minimum distributions; (3) plan or participant termination; and (4) redemptions and exchanges on initial payroll or employer contributions.

Other than the redemption fee, the Trust does not impose limits on the frequency of purchases and redemptions at the present time, nor does it limit the number of exchanges in a given period, but reserves the right to impose such measures in the future. The Trust allows exchanges into any Fund in the Trust. The Trust reserves the right to modify, withdraw or impose certain limitations at any time with respect to the exchange privilege. The Trust reserves the right to modify the redemption fee to meet any regulatory requirements that may be imposed in the future.

Redeeming Through The Distributor, Authorized Broker-Dealers Or Investment Professionals

If you hold Fund shares through a brokerage account, you must submit redemption requests to your account executive or Authorized Broker-Dealer, either in person, by telephone or by mail. As the Funds’ agent, the Distributor or another Authorized Broker-Dealer may honor a redemption request by repurchasing Fund shares from you at the shares’ NAV next computed after the Distributor or Authorized Broker-Dealer receives your request. Under normal circumstances, redemption proceeds will be paid by check or credited to your brokerage account by the next Business Day. The Distributor and Authorized Broker-Dealers are responsible for sending redemption requests promptly to the Transfer Agent. You may also place redemption requests through an Investment Professional, who may charge a fee for this service.

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Redemption In-Kind

Redemption proceeds are normally paid in cash; however, the Funds reserve the right to pay the redemption price in whole or in part by a “redemption in-kind” of portfolio securities of the particular Fund, in lieu of cash, if the amount you are redeeming is large enough to affect Fund operations (for example, if it represents more than 1% of a Fund’s assets).

Shareholder Services

Exchange Privilege

You may exchange your shares of a Fund for the same class of shares of another FBR Fund.

You should obtain and read the current Prospectus of the FBR Fund you want to acquire in an exchange by calling 888.888.0025. Please note that proceeds of shares exchanged within 90 days of purchase will be subject to a 1% redemption fee (see “Frequent Trading Policy and Redemption Fee”). The FBR Fund you are exchanging into must be available for sale in your state and the registration for both accounts must be identical. Exchanges will be effected at the respective net asset values of the Funds involved as next determined after receipt of the exchange request. The exchange privilege may be modified or withdrawn at any time and is subject to certain limitations.

Purchase, redemption and exchange privileges may differ when you are investing in the R Class Retirement Plans offered through authorized broker-dealers and third-party administrators.  You may not be able to exchange into an FBR Fund or other fund that is not offered in your plan or program. Similarly, you may be able to move your retirement plan to an IRA account, but you may only make future purchases to the extent that you meet the eligibility requirements for the R Class shares.  You should discuss purchase, redemption and exchange options with your Financial Intermediary or plan administrator.  Financial Intermediaries may establish requirements as to the purchase, redemption and exchange of shares of the Fund that may be different from those outlined in this Prospectus and Statement of Additional Information.

We reserve the right to modify, restrict, or reject any exchange request if the Fund or Distributor of the FBR Fund determines it is in the best interest of the Funds and its shareholders. The Fund may also revoke the privilege for all shareholders upon 60 days’ notice.

For federal income tax purposes, an exchange is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange (except for exchanges within retirement plans). You should consult your own tax adviser concerning the tax consequences of an exchange.

If an exchange is to a new account in a Fund, the dollar value of shares acquired must meet the Fund’s minimum investment for a new account.  Any amount that remains in a Fund account after an exchange must not drop below the minimum account value required by the Funds.

Service and Distribution Fees

Each Fund has adopted a service and distribution plan pursuant to Rule 12b-1 under the 1940 Act which allows the Fund to pay service and distribution fees for the sale and distribution of its shares. Under these plans, each Fund pays a service and distribution fee at an annual rate of up to 0.50% of the Fund’s average daily net assets. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Dividends and Distributions

Each Fund, except the Gas Utility Index Fund, declares and pays any dividends from its net investment income, if any, annually. The Gas Utility Index Fund declares and pays any such dividends quarterly.  The Funds distribute substantially all of their net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, after the end of the taxable year in which the gain is realized. The Funds may make additional distributions if necessary to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).

You may choose to have dividends and distributions of a Fund paid to you in cash or additional shares of the Fund. You should make this election on your Account Application but you may change your election by giving written notice to the Transfer Agent at any time prior to the record date for a particular dividend or distribution. If you do not choose otherwise, all dividends and distributions will be reinvested in the Fund paying the dividend and/or distribution.

If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) remains uncashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Funds at the NAV determined as of the date of payment. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and then reinvested in the Funds at the NAV determined as of the date of cancellation.

Federal Tax Considerations

Investments in the Funds have tax consequences that you should consider.  This section briefly describes some of the more common federal tax consequences.  A more detailed discussion about the tax treatment of distributions from a Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and tax aspects of dispositions of shares of a Fund, is contained in the SAI. These tax considerations are generally not applicable to investors in qualified retirement plans. You should consult your tax adviser about your own particular tax situation.

Taxes on Distributions. You will generally have to pay federal income tax on all Fund distributions.  Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of a Fund.  Shareholders who are not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains.  Dividend distributions and short-term capital gains generally will be taxed as ordinary income.  The tax you pay on a given capital gains distribution generally depends on how long a Fund held the portfolio securities it sold.  It does not depend on how long you held your Fund shares.

Currently applicable tax provisions generally provide for a maximum tax rate for individual taxpayers of 15% on long-term gains and certain qualifying dividends on corporate stock.  These rate reductions do not apply to corporate taxpayers or to foreign shareholders.  The following are guidelines for how certain distributions by a Fund are generally taxed to individual taxpayers:

  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

  Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

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  A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

  Distributions of earnings from non-qualifying dividends income, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

  The favorable treatment for qualifying dividends and the maximum 15% rate on capital gains for individual taxpayers is currently scheduled to expire in 2010.

Distributions are generally taxable to you in the tax year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns.  Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

The Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. federal income tax liability.

Taxes on Sales or Exchanges. If you sell shares of a Fund or exchange them for shares of another Fund, you generally will be subject to tax on any taxable gain.  Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange).  Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale will result in a taxable gain.  If your tax basis in the shares exceeds your redemption proceeds, you will recognize a taxable loss on the sale of the shares of the Fund.

Other Considerations.  If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares and then receive back a portion of the money you have just invested in the form of a taxable distribution.

Disclosure of Portfolio Holdings

A complete list of each Fund’s portfolio holdings is publicly available on a quarterly basis on the Funds’ website at www.fbrfunds.com by the 10th business day following the end of each calendar quarter.  A complete list of the Funds’ portfolio holdings is also publicly available through filings made with the U.S. Securities and Exchange Commission on Forms N-CSR and N-Q.  The Funds also make available certain additional information regarding their portfolios (e.g. top-10 holdings, asset allocation, sector breakdown) on their website on a quarterly basis by the 15th of the month following the calendar quarter-end.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolios is provided in the Funds’ SAI.

Payments to Third Parties by the Adviser and its Affiliates

The Adviser and its affiliates, including the Distributor, may, out of their own resources, and without additional direct cost to the Funds or their shareholders, provide compensation to certain financial intermediaries, such as broker-dealers and financial advisers, in connection with sales of shares of the Funds.  This compensation is in addition to any Distribution (Rule 12b-1) Fees paid by the Funds to such intermediaries.  This compensation is generally made to those intermediaries that provide shareholder servicing, marketing support, broker education, and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

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Please be aware that the Funds may use brokers who sell shares of the Funds to effect portfolio transactions.  The Funds do not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions.  The Funds have adopted procedures which address these matters.  You should note that if one mutual fund sponsor makes greater distribution assistance payments than another, your broker or financial adviser and his or her firm may have an incentive to recommend one fund complex over another.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions, if any). The information for the Funds has been audited by [   ], whose report, along with the Funds’ audited financial statements, are included in the current annual report, which is available upon request.

FBR Pegasus Small Cap Growth FundTM – R Class

	For the Year Ended October 31,	For the Period Ended October 31,
	2009	2008*
Per Share Operating Performance:
Net Asset Value - Beginning of Period		$10.00

Loss from Investment Operations:
Net Investment Loss[1,2]		(0.05)
Net Realized and Unrealized Loss on Investments[1,3]		(2.78)

Total from Investment Operations		(2.83)

Net Asset Value - End of Period		$7.17

Total Investment Return[4]		(28.30)% (A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]		1.70%(B)
Expenses Before Waivers and Related Reimbursements		5.51%(B)
Net Investment Loss After Waivers and Related Reimbursements[2]		(1.24)%(B)
Net Investment Loss Before Waivers and Related Reimbursements		(5.05)%(B)

Supplementary Data:
Portfolio Turnover Rate		139%
Net Assets at End of Period (in thousands)		$72

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*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]

Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.70% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses).

[3]

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

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FBR Focus Fund – R Class

	For the Year Ended October 31,	For the Period Ended October 31,
	2009	2008*
Per Share Operating Performance:
Net Asset Value - Beginning of Period		$10.00

Loss from Investment Operations:
Net Investment Loss[1,2]		(0.05)
Net Realized and Unrealized Loss on Investments[1,3]		(2.71)

Total from Investment Operations		(2.76)

Net Asset Value - End of Period		$7.24

Total Investment Return[4]		(27.60)%(A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]		1.80%(B)
Expenses Before Waivers and Related Reimbursements		3.79%(B)
Net Investment Loss After Waivers and Related Reimbursements[2]		(1.36)%(B)
Net Investment Loss Before Waivers and Related Reimbursements		(3.35)%(B)

Supplementary Data:
Portfolio Turnover Rate		17%
Net Assets at End of Period (in thousands)		$72

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]

Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 2.20% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses).

[3]

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

33

FBR Small Cap Financial Fund – R Class

	For the Year Ended October 31,	For the Period Ended October 31,
	2009	2008*
Per Share Operating Performance:
Net Asset Value - Beginning of Period		$10.00

Income (Loss) from Investment Operations:
Net Investment Income[1,2]		0.08
Net Realized and Unrealized Loss on Investments[1,3]		(0.15)

Total from Investment Operations		(0.07)

Net Asset Value - End of Period		$9.93

Total Investment Return[4]		(0.70)%(A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]		1.86%(B)
Expenses Before Waivers and Related Reimbursements		3.54%(B)
Net Investment Income After Waivers and Related Reimbursements [2]		1.83%(B)
Net Investment Income Before Waivers and Related Reimbursements		0.15%(B)

Supplementary Data:
Portfolio Turnover Rate		147%
Net Assets at End of Year (in thousands)		$99

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]

Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 2.20% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses).

[3]

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

34

FBR Gas Utility Index Fund – R Class

	For the Year Ended October 31,	For the Period Ended October 31,
	2009	2008*
Per Share Operating Performance:
Net Asset Value - Beginning of Period		$10. 00

Income (Loss) from Investment Operations:
Net Investment Income[1,2]		0.07
Net Realized and Unrealized Loss on Investments[1,3]		(2.84)
Total from Investment Operations		(2.77)

Distributions to Shareholders:
From Net Investment Income		(0.07)

Net Decrease in Net Asset Value		(2.84)
Net Asset Value - End of Period		$7.16

Total Investment Return[4]		(27.84)%(A)

Ratios to Average Net Assets:
Expenses After Waivers and Related Reimbursements[2]		1.19%(B)
Expenses Before Waivers and Related Reimbursements		3.39%(B)
Net Investment Income After Waivers and Related Reimbursements [2]		1.87%(B)
Net Investment Loss Before Waivers and Related Reimbursements		(0.33)%(B)

Supplementary Data:
Portfolio Turnover Rate		27%
Net Assets at End of Period (in thousands)		$72

*	Represents the period from inception of share class (May 30, 2008) through October 31, 2008.
[1]

Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on the actual shares outstanding on the dates of distributions.

[2]

Reflects fees waived by FBR Fund Advisers, Inc. pursuant to a contractual expense limitation of 1.35% (excluding interest, taxes, brokerage commissions, extraordinary legal expenses, or any other extraordinary expenses).

[3]

The amounts shown for a share outstanding throughout the period may not be in accordance with the changes in the aggregate gains and losses on investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset values during the period.

[4]

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and will include reinvestment of dividends and distributions, if any.

(A)	Not Annualized
(B)	Annualized

35

THE FBR FUNDS
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209
888.888.0025
fbrfundsinfo@fbr.com
www.fbrfunds.com

Investment Adviser
FBR FUND ADVISERS, INC.
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209

Distributor
FBR INVESTMENT SERVICES, INC.
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209

Transfer Agent
JPMORGAN CHASE BANK, N.A.
P.O. BOX 5354
CINCINNATI, OHIO 45201

Independent Registered Public Accounting Firm

[TO BE INSERTED]

36

ADDITIONAL INFORMATION

THE FBR FUNDS

Equity Funds, R Class

Additional information about the Funds is available free of charge, upon request, in the following forms:

❖ Statement of Additional Information: includes additional information about the Funds’ operations. The information presented in the Statement of Additional Information is incorporated by reference into this prospectus.

❖ Annual Report: includes additional information about the Funds’ investments and a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

❖ Semi-Annual Report and Quarterly Reports: includes additional information about the Funds’ investments.

To request a free copy of any of the materials described above, or to make other inquiries, contact us:

By telephone:       888.888.0025

By mail:                  The FBR Funds

                                FBR Equity Funds

                                P.O. Box 5354

                                Cincinnati, OH  45201-5354

By e-mail:               fbrfundsinfo@fbr.com

On the Internet:    The materials may be read or downloaded on the Funds’ website at www.fbrfunds.com .

In an effort to eliminate unnecessary duplication and reduce the cost to shareholders, the Funds will mail only one copy of the Prospectus or other shareholder reports to shareholders with the same mailing address. If you would prefer to receive a copy of the Prospectus or other shareholder reports for each shareholder at a mailing address, please contact the Funds at 888.888.0025.

Information about the Funds (including the Funds’ Statement of Additional Information) can also be reviewed and copied at the Securities Exchange Commission’s (“Commission”) Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at  202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are available on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-2150337

37

THE FBR FUNDS

FBR Pegasus FundTM Investor Class (FBRPX) and I Class (FBPIX)

FBR Pegasus Mid Cap FundTM Investor Class (FBRMX) and I Class (FBPMX)

FBR Pegasus Small Cap FundTM Investor Class (FBRYX) and I Class (FBPYX)

FBR Pegasus Small Cap Growth FundTM Investor Class (FBRCX), I Class (FBPGX) and R Class (FBPSX)

FBR Focus Fund  Investor Class (FBRVX), I Class (FBRIX) and R Class (FBRRX)

FBR Large Cap Financial Fund Investor Class (FBRFX)

FBR Small Cap Financial Fund Investor Class (FBRSX), I Class (FBRUX) and R Class (FBRWX)

FBR Technology Fund Investor Class (FBRTX) and I Class (_____)

FBR Gas Utility Index Fund Investor Class (GASFX) and R Class (GASSX)

1001 Nineteenth Street North, Arlington, Virginia 22209

888.888.0025

STATEMENT OF ADDITIONAL INFORMATION

February 26, 2010

This Statement of Additional Information is not a Prospectus.  It should be read in conjunction with the Funds’ Prospectuses, dated February 26, 2010.  A copy of the Funds’ Prospectuses may be obtained without charge by contacting the Funds at the above telephone number.

The audited financial statements of the Funds for the fiscal year ended October 31, 2009, are included in the Funds’ 2009 Annual Report to Shareholders, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference.  A copy of the Funds’ 2009 Annual Report is available, without charge, by request by contacting the Funds at the telephone number shown above.

Page

Fund Organization
Investments and Risks
Investment Limitations and Restrictions
Valuation of Portfolio Securities
Calculation of Performance Data
Additional Purchase and Redemption Information
Dividends and Distributions
Taxes
Trustees and Officers
Trust Management and Administration
Brokerage Allocation and Other Practices
Financial Statements
Description of Shares
Shareholder and Trustee Liability
Disclosure of Portfolio Holdings
Shareholder Services Agreements
Proxy Voting Policies and Procedures
Portfolio Managers
Control Persons and Principal Holders of Securities
Additional Information
Appendix A	A-1

FUND ORGANIZATION

The FBR Funds (the “Trust”) is an open-end management investment company organized as a statutory trust under the laws of Delaware.  The Trust currently consists of nine series of units of beneficial interest (“shares”).  The series described in this SAI are the FBR Pegasus FundTM, FBR Pegasus Mid Cap FundTM, FBR Pegasus Small Cap FundTM, FBR Pegasus Small Cap Growth FundTM, FBR Focus Fund, FBR Large Cap Financial Fund, FBR Small Cap Financial Fund, FBR Technology Fund and FBR Gas Utility Index Fund, each of which is a non-diversified fund (together, the “Funds”).  Much of the information contained in this SAI expands on subjects discussed in the Investor Class, I Class and R Class Prospectuses. Capitalized terms not defined herein are used as defined in the Prospectuses. No investment in shares of the Funds should be made without first reading the applicable Prospectus.

Prior to February 27, 2004, the Funds, except for the FBR Pegasus FundTM, FBR Pegasus Mid Cap FundTM, FBR Pegasus Small Cap FundTM and FBR Gas Utility Index Fund, were series of the FBR Family of Funds, a Delaware statutory trust (“FoF”).  Prior to February 27, 2004, the FBR Gas Utility Index Fund, Inc. was organized as a Maryland corporation (“AGI”).  On February 27, 2004, each of the portfolios of FoF and AGI were reorganized as separate series of the Trust.  As of February 28, 2004, the following Funds changed their names as follows: FBR Financial Services Fund (to FBR Large Cap Financial Fund), FBR Small Cap Value Fund (to FBR Small Cap Fund), and FBR Technology Fund (to FBR Large Cap Technology Fund).  The portfolios of FoF and AGI that were reorganized into series of the Trust are referred to in this SAI collectively as the “Predecessor Funds.”  All data and information in this SAI with respect to a Fund includes information from the periods covered by such Fund’s corresponding Predecessor Fund, as applicable.  The FBR Pegasus FundTM commenced operations on November 15, 2005, the FBR Pegasus Mid Cap FundTM and FBR Pegasus Small Cap FundTM commenced operations on February 28, 2007 and therefore were not part of the reorganization in February 2004.

The Funds offer three separate classes of shares: all of the Funds offer Investor Class shares; certain of the Funds offer I Class and R Class shares.  Consult the separate Investor Class, I Class and R Class Prospectuses to see which of the Funds are currently offered in those classes.  The shares of the Funds’ represent an interest in the same assets of the Funds, have the same rights and are identical in all material respects except that: (i) each class of shares may bear different (or no) distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (iv) certain classes offer different features and services to shareholders.  The Board of Trustees may classify and reclassify the shares of the Funds’ into additional classes of shares at a future date.

INVESTMENTS AND RISKS

The following are the investment strategies and risks associated with investing in the Funds.  The Funds’ principal investment strategies are detailed in the Funds’ Prospectuses.  The following paragraphs detail other investment strategies the Funds may pursue and the risks associated therewith.

SPECIAL NOTE REGARDING RECENT MARKET EVENTS

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets, both domestic and international.  As of the date of this SAI, these events have included, but are not limited to, the U.S. Government’s placement of the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) under conservatorship, the bankruptcy filing of Lehman Brothers Holdings Inc., the U.S. Government’s support of American International Group, Inc (“AIG”), reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures taken by the U.S. and foreign governments to ban or restrict short-selling. While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected.  It is uncertain how long these conditions will continue.

2

In addition to the recent unprecedented turbulence in financial markets, the reduced liquidity in credit and fixed income markets may also negatively affect many issuers worldwide.  Illiquidity in these markets may mean there is less money available to purchase raw materials, goods and services, which may, in turn, bring down the prices of these economic staples.  It may also result in issuers having more difficulty obtaining financing and, ultimately, may cause a decline in their stock prices.  These events and the potential for continuing market turbulence may have an adverse effect on each Fund.

The recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity.  Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable.  Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  For example, under the Troubled Asset Relief Program (“TARP”), the U.S. Government invested more than $300 billion in financial institutions during 2008 alone.  The implications of government ownership and disposition of these assets are unclear, and any such program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

Short-Term Debt Obligations.  The Funds may invest in short-term instruments which may include high grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements which mature in less than seven days and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities.  Bankers’ acceptances are instruments of the U.S. banks which are drafts or bills of exchange “accepted” by a bank or trust company as an obligation to pay on maturity.  Money market instruments may carry fixed, variable, or floating interest rates.  A security’s credit may be enhanced by a bank, insurance company, or other entity.  Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds.  If the structure does not perform as intended, adverse tax or investment consequences may result.  With respect to each Fund, there may be times when, in the opinion of the Adviser, adverse market conditions exist, and it believes that the return on certain money market type instruments would be more favorable than that obtainable through a Fund’s normal investment programs.  Accordingly, for temporary defensive purposes, each Fund may hold up to 100% of its total assets in cash and/or short-term obligations.  To the extent that a Fund’s assets are so invested, they will not be invested so as to meet its investment objective.

U.S. Treasury Securities.  U.S. Treasury securities are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Treasury.  U.S. Treasury securities differ only in their interest rates, maturities, and dates of issuance.  Treasury Bills have maturities of one year or less.  Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.  Yields on short-, intermediate-, and long-term U.S. Treasury securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation.

Government Agency Securities.  Government agency securities, often called agencies, are indirect obligations of the U.S. government, and are issued by federal agencies and government-sponsored corporations under authority from Congress.  Government agency securities may be backed by the full faith and credit of the federal government, which is the case with Government National Mortgage Association and Small Business Administration certificates, but are more often issued or guaranteed by the sponsoring agency.  Examples of government agency securities include Export-Import Bank of the United States, the Federal Home Loan Banks, and the Federal Farm Credit System Banks.

3

Government-Sponsored Enterprises.  Government-sponsored enterprises are characterized as being privately owned and publicly chartered.  These enterprises were created by the U.S. Government to help certain important sectors of the economy reduce their borrowing costs.  The U.S. Government does not directly back government-sponsored enterprise securities, although in some instances, government-sponsored enterprise securities may benefit from indirect support. Freddie Mac and Fannie Mae are examples of government-sponsored enterprise securities.

On September 6, 2008, the Federal Housing Finance Authority (“FHFA”), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship under its authority with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition.  The effect that this conservatorship will have on these entities’ debt and equities is unclear and no assurance can be given that any steps taken by the FHFA or the U.S. Treasury or any other agency of the U.S. government with respect to Fannie Mae or Freddie Mac will succeed.  Fannie Mae and Freddie Mac have each been and remain the subject of investigations by federal regulators over certain accounting matters.  Such investigations, and any resulting restatements, may adversely affect these entities and, as a result, the payment of principal or interest on securities they issue.

Risks Associated with Investing in U.S. Government Securities.  The U.S. Government is considered to be the best credit-rated issuer in the debt markets.  Since Treasury securities are direct obligations of the U.S. Government, there is minimal credit risk.  While most other government-sponsored securities are not direct obligations of the U.S. Government (although some are guaranteed by the U.S. Government), they also offer little credit risk.

However, another type of risk that may affect the Fund is market and/or interest rate risk.  For example, debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields.  The market value of U.S. Government securities generally varies inversely with changes in market interest rates.  An increase in interest rates, therefore, would generally reduce the market value of any U.S. Government security held by the Fund, while a decline in interest rates would generally increase the market value of such investment.

Bank Money Market Instruments.  Bank money market instruments are short-term obligations of depository institutions which provide high liquidity and a relatively risk-free way to earn interest on cash reserves.

Risks of Bank Money Market Instruments.  Bank deposits and CDs are insured to $100,000 per depositor by the Bank Insurance Fund and the Savings Association Insurance Fund, units of the Federal Deposit Insurance Corporation (“FDIC”), and by the National Credit Union Administration (“NCUA”).  The FDIC and NCUA are federally sponsored agencies.

Repurchase Agreements.  A repurchase agreement is an agreement where the Funds acquire a debt security from a commercial bank or broker/dealer with the understanding that the Fund will sell the instrument back at an agreed-upon price and date (normally, the next business day).  Essentially, a repurchase agreement may be considered a loan backed by securities.  The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by the Funds.  In these transactions, the value of the securities acquired by the Fund (including accrued interest earned) must be greater than the value of the repurchase agreement itself.  The securities are held by the Funds’ custodian bank until repurchased.

Reasons to Use Repurchase Agreements.  The Fund may invest in repurchase agreements secured by securities issued or guaranteed by the U.S. Government, its agencies and government-sponsored enterprises: (i) for defensive purposes due to market conditions; or (ii) to generate income from the Fund’s excess cash balances.  The Funds will only enter into repurchase agreements with member banks of the Federal Reserve system or primary dealers of U.S. Government securities.

Risks of Repurchase Agreements.  The use of repurchase agreements involves certain risks.  For example, if the other party to the agreement defaults on its obligations to repurchase the underlying security at a time when the value of the security has declined, the Funds may incur a loss when the security is sold.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Funds not within the control of the Funds.  Consequently, the Funds may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.  While the Funds’ investment adviser acknowledges these risks, it is expected that these risks can be controlled through monitoring procedures.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored.  In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned in the repurchase agreement.

4

Reverse Repurchase Agreements.  Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund’s investment restrictions.  Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at the mutually agreed-upon date and price.  The Funds intend to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.  At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  Such assets will include U.S. Government securities or other liquid, high-grade debt securities.

Risks of Reverse Repurchase Agreements.  Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.  Reverse repurchase agreements are considered to be borrowing by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

Foreign Investments.  The Funds may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) and securities purchased on foreign securities exchanges and over-the-counter.

Depositary receipts are not usually denominated in the same currency as the securities into which they may be converted.  Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

Other permissible investments include: Eurodollar Certificates of Deposit (“ECDs”), which are U.S. Dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States; Yankee Certificates of Deposit (“Yankee CDs”), which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. Dollars and held in the United States; Eurodollar Time Deposits (“ETDs”), which are U.S. Dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian Time Deposits (“CTDs”), which are U.S. Dollar-denominated certificates of deposit issued by Canadian offices of major Canadian Banks.  Such investments may subject the Funds to significant investment risks that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers or in U.S. securities markets.

Risks of Foreign Investments.  The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.  Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations.  In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets.  Foreign issuers, brokers, and securities markets may be subject to less government supervision.  Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.  Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays.  It may also be difficult to enforce legal rights in foreign countries.

5

Investing abroad also involves different political and economic risks.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. Dollars, or other government intervention.  There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises.  Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.  There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects.

The considerations noted above generally are intensified for investments in developing countries.  Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The Funds may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons.  Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

Illiquid Investments and Restricted Securities.  Each Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities which do not meet the criteria for liquidity established by the Trust’s Board of Trustees.  Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business, within seven days, at approximately the prices at which they are valued.  Under the supervision of the Board of Trustees, the Adviser determines the liquidity of each Fund’s investments and, through reports from the Adviser, the Board of Trustees monitors investments in illiquid instruments.  In determining the liquidity of a Fund’s investments, the Adviser may consider various factors, including: (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the investment).  Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days.  Also, the Adviser may determine some over-the-counter options, restricted securities and loans and other direct debt instruments, and swap agreements to be illiquid.  In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith in accordance with procedures established by the Board of Trustees.  If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted securities are securities which cannot be sold to the public without registration under the Securities Act of 1933.  Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.  The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Commission set forth in the adopting release for Rule 144A under the Securities Act of 1933 ( “Rule144A”).  Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws.  Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers.  Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A.  The Trustees determine the liquidity of certain restricted securities, including Rule 144A securities and foreign securities.

The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.  The Trustees have delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Trustees. The Trustees will continue to monitor and periodically review the Adviser’s selection of Rule 144A securities as well as any determinations as to their liquidity.

6

Securities Lending.  Each Fund may lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities.  A Fund must receive a minimum of 100% collateral, plus any interest due in the form of cash or U.S. Government securities.  This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund.  During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any interest negotiated between the parties to the lending agreement.  Loans will be subject to termination by the Fund or the borrower at any time.  While a Fund will not have the right to vote securities on loan, it will terminate the loan and regain the right to vote if that is considered important with respect to the investment.  A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees.  Each Fund will limit its securities lending to 33 1/3% of total assets, except for the FBR Gas Utility Index Fund which will limit its securities lending to 30% of total assets.

Risks of Securities Lending.  Each Fund will enter into securities lending and repurchase transactions only with nationally recognized brokers, banks, dealers or other financial institutions.  In the event of a default or bankruptcy by a seller or borrower, the Fund will promptly liquidate collateral.  However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale of collateral on a default of the seller or borrower were less than the seller’s or borrower’s obligation, the Fund could suffer a loss.

Borrowing.  Each Fund may enter into commitments to purchase securities in accordance with their investment programs, including when-issued securities and reverse repurchase agreements, provided that the total amount of any such borrowing does not exceed 33 1/3% of each Fund’s total assets.  Additionally, each Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the value of each Fund’s total assets at the time when the loan is made.

THE FOLLOWING INVESTMENTS AND RISKS APPLY TO ALL FUNDS EXCEPT THE FBR GAS UTILITY INDEX FUND.

Convertible Securities.  The Funds may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks.  The Funds may invest in convertible securities which may offer higher income than the common stocks into which they are convertible.  The convertible securities in which the Funds may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock.  A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party.  Thus, a Fund may not be able to control whether the issuer of a convertible security chooses to convert that security.  If the issuer chooses to do so, this action could have an adverse effect on the Fund’s ability to achieve its investment objectives.

Asset-Backed Securities.  Asset-backed securities include pools of mortgages, loans, receivables or other assets.  Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements.  The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.

Mortgaged-Backed Securities.  The Funds may invest in securities that directly or indirectly represent participations in, or are collateralized by, payable from, mortgage loans secured by real property (“Mortgage-Backed Securities”).

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Mortgage-Backed Securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”) and government-related organizations such as Fannie Mae and Freddie Mac, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies.  Although certain Mortgage-Backed Securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.  If the Adviser purchases a Mortgage-Backed Security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral.  As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.  However, though the value of a Mortgage-Backed Security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment.  For this and other reasons, a Mortgage-Backed Security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the securities’ return to a Fund.  In addition, regular payments received in respect of Mortgage-Backed Securities include both interest and principal.  No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue Mortgage-Backed Securities and among the securities that they issue.  Mortgage-Backed Securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae.  This guarantee is backed by the full faith and credit of the United States.  Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development.  Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-Backed Securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are guaranteed as to timely payment of the principal and interest by Fannie Mae.  Fannie Maes are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States.  Fannie Mae is a government-sponsored organization owned entirely by private stockholders.  Mortgage-Backed Securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also knows as “Freddie Mac PC’s”).  Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.  Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or any Federal Home Loan Bank.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac.  Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The Funds may also invest in Mortgage-Backed Securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans (“CFOs” and “REMICs”) and derivative multiple-class mortgage-backed securities (“Stripped Mortgage-Backed Securities” or “SMBSs”).

Recently, rating agencies have placed on credit watch or downgraded the ratings previously assigned to a large number of mortgage-related securities (which may include certain of the mortgage-related securities in which certain of the Funds may have invested or may in the future invest), and may continue to do so in the future.  If a mortgage-related security in which the Fund is invested is placed on credit watch or downgraded, the value of the security may decline and the Fund may experience losses.

Further, the recent and unprecedented disruption in the residential mortgage-related securities market (and in particular, the “subprime” residential mortgage market), the broader mortgage-related securities market and the asset-backed securities market have resulted in downward price pressures and increasing foreclosures and defaults in residential and commercial real estate.  Concerns over inflation, energy costs, geopolitical issues, the availability and cost of credit, the mortgage market and a declining real estate market have contributed to increased volatility and diminished expectations for the economy and markets going forward, and have contributed to dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, and significant asset write-downs by financial institutions.  The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-related securities held by certain of the Funds.  Additionally, a lack of credit liquidity and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans.  These economic conditions may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-related securities would realize in the event of a foreclosure or other exercise of remedies.  Moreover, even if such mortgage-related securities are performing as anticipated, their value in the secondary market may fall or continue to fall as a result of deterioration in general market conditions for such securities or other asset-backed or structured products.  Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-related securities, thereby resulting in a decrease in the value of such mortgage-related securities. Mortgage loans backing non-agency mortgage-related securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities.

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These economic conditions may reduce the cash flow that a Fund investing in such mortgage-related securities receives from such securities and increase the incidence and severity of credit events and losses in respect of such securities.  In addition, interest rate spreads for mortgage-backed securities have widened and are more volatile when compared to the recent past due to these adverse changes in market conditions.  In the event that interest rate spreads for mortgage-related securities continue to widen following the purchase of such assets by a Fund, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount.  Furthermore, these adverse changes in market conditions have resulted in a severe liquidity crisis in the market for mortgage-backed securities (including the mortgage-related securities in which certain of the Funds may invest) and increasing unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the mortgage-related securities market for these securities and other asset-backed securities.  As a result, the liquidity and/or the market value of any mortgage-related securities that are owned by a Fund may experience further declines after they are purchased by such Fund.

The recent rise in the rate of foreclosures of properties has resulted in legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures.  Actions have also been brought against issuers and underwriters of residential mortgage-backed securities collateralized by such residential mortgage loans and investors in such residential mortgage-backed securities.  Future legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-backed securities.  The nature or extent of any future limitations on foreclosure or exercise of other remedies that may be enacted is uncertain.  Governmental actions that interfere with the foreclosure process, for example, could increase the costs of such foreclosures or exercise of other remedies, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans and securities backed by such residential mortgage loans owned by a Fund, and could adversely affect the yields on the mortgage-related securities owned by the Funds and could have the effect of reducing returns to the Funds that have invested in mortgage-related securities collateralized by these residential mortgage loans.

In addition, the U.S. Government, including the Federal Reserve, the Treasury, and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis, including initiatives to limit large-scale losses associated with mortgage-related securities held on the books of certain U.S. financial institutions and to support the credit markets generally.  The impact that such actions could have on any of the mortgage-related securities held by the Funds is unknown.

Structured Securities.  Structured securities employ a trust or other similar structure to modify the maturity, price characteristics or quality of financial assets.  For example, structural features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability.  If the structure does not perform as intended, adverse tax or investment consequences may result.  Neither the Internal Revenue Service (“IRS”) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities.  Future tax or other regulatory determinations could adversely affect the value, liquidity or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.  The payment of principal and interest on structured securities may be largely dependent on the cash flows generated by the underlying financial assets.

Variable or Floating Rate Securities.  Variable or floating rate securities provide for periodic adjustments of the interest rate paid.  Variable rate securities provide for a specific periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate.  Some variable or floating rate securities have put features.

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Swap Agreements.  Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors.  Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates.  Swap agreements can take many different forms and are known by a variety of names.  The Funds are not limited to any particular form of swap agreement if the Adviser determines it is consistent with a Fund’s investment objective and policies.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.  For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level.  An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another.  For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.  Caps and floors have an effect similar to buying or writing options.  Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price.

The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund.  If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due.  In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.  Each Fund expects to be able to eliminate its exposure under swap agreements whether by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

Each Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements.  If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Indexed Securities.  The Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators.  Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.  Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers.  Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency.  Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.  Indexed securities may be more volatile than the underlying instruments.

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Stripped Securities.  The Funds may purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”).  These instruments are issued by banks and brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts.  The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.  Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATS”).

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which mean that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes.  Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations.  Bonds issued by the Resolution Funding Corporation (“REFCORP”) can also be stripped in this fashion.  REFCORP Strips are eligible investments for the Funds.

Zero Coupon Bonds.  The Funds may purchase zero coupon bonds.  Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments.  The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations.  This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future.  For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, whose fluctuation increases the longer the period of maturity.  Although zero coupon bonds do not pay interest to holders prior to maturity, U.S. federal income tax law requires a Fund to recognize as interest income a portion of the bond’s discount each year and this income must then be distributed to shareholders along with other income earned by the Fund.  To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities.  In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

Real Estate-Related Investments.  Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings.  Real estate-related instruments are sensitive to factors such as real estate values, property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer.  Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

Lower-Rated Debt Securities.  The Funds may purchase lower-rated debt securities, commonly referred to as “junk bonds” (those rated below the fourth highest grade by a nationally recognized statistical ratings organization (“NRSRO”) and non-rated securities judged by the Adviser to be of equivalent quality), that have poor protection with respect to the payment of interest and repayment of principal, or that may be in default.  These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay.  The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold.  If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services.  Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available.  Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt securities and the Fund’s ability to sell these securities.

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Since the risk of default is higher for lower-rated debt securities, the Adviser’s research and credit analysis are an especially important part of managing securities of this type held by the Funds.  In considering investments for the Funds, the Adviser will attempt to identify those issuers of high-yielding debt securities whose financial condition are adequate to meet future obligations, have improved, or is expected to improve in the future.  The analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its right as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund’s shareholders.

Loans and Other Debt Instruments.  Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party.  They may represent amounts owed to lenders or lending syndicates (loans and loan participation), to suppliers of goods or services (trade claims or other receivables), or to other parties.  Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Funds in the event of fraud or misrepresentation.  In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary.  Direct debt instruments may also include standby financing commitments that obligate the Funds to supply additional cash to the borrower on demand.

Foreign Currency Transactions.  Each Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price.  A Fund will convert currencies on a spot basis from time to time, and investors should be aware of the costs of currency conversion.  Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.  Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.  Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

Each Fund may use currency forward contracts for any purpose consistent with its investment objective.  The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds.  The Funds may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

When a Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to “lock in” the U.S. Dollar price of the security.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. Dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received.  This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.”  The Funds may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser.

The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency.  For example, if a Fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. Dollars to hedge against possible declines in the Euro’s value.  Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors.  A Fund could also hedge the position by selling another currency expected to perform similarly to the Euro.  This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. Dollars.  Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

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A Fund may enter into forward contracts to shift its investment exposure from one currency into another.  This may include shifting exposure from U.S. Dollars to a foreign currency, or from one foreign currency to another foreign currency.  For example, if a Fund held investments denominated in Euro, the Fund could enter into forward contracts to sell Euro and purchase Japanese Yen.  This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another.  Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, Commission guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts.  As required by Commission guidelines, the Funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative.  The Funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of currency management strategies will depend on the Adviser’s skill in analyzing and predicting currency values.  Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as anticipated.  For example, if a currency’s value rose at a time when the Adviser had hedged a Fund by selling that currency in exchange for U.S. Dollars, the Fund would be unable to participate in the currency’s appreciation.  If a Fund hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem.  Similarly, if the Adviser increases a Fund’s exposure to a foreign currency, and that currency’s value declines, the Fund will realize a loss. There is no assurance that the use of currency management strategies will be advantageous to a Fund or that it will hedge at an appropriate time.

Futures Contracts.  The Funds may enter into futures contracts, options on futures contracts and stock index futures contracts and options thereon for bona fide hedging purposes.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price.  A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck.  Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”), a U.S. Government agency.

Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.  Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position.  A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.  The acquisition of put and call options on futures contracts will, respectively, give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or U.S. Government securities with a broker or custodian to initiate and maintain open positions in futures contracts.  A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date.  Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements that are higher than the exchange minimums.  Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

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After a futures contract position is opened, the value of the contract is marked to market daily.  If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.  Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder.  Variation margin payments are made to and from the futures broker for as long as the contract remains open.  A Fund expects to earn interest income while its margin deposits are held pending performance on the futures contract.

When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek, through the sale of futures, contracts to offset a decline in the value of its portfolio securities.  When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

A Fund’s ability to effectively utilize futures trading depends on several factors.  First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index.  Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.  Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Restrictions on the Use of Futures Contracts.  A Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase.  Pursuant to claims for exemption filed with the CFTC and/or the National Futures Association on behalf of the Funds, the Funds are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Commission.  Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit).  For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker, except as may be permitted under Commission rules) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).  However, segregation of assets is not required if a Fund “covers” a long position.  For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.  In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it “covers” these positions.  For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract.  A Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established.  When a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract.  A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

In addition, the extent to which a Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code’s requirements for qualification as a registered investment company and the Fund’s intention to qualify as such.

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Risk Factors in Future Transactions.  Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Thus, it may not be possible to close a futures position.  In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin.  In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds.  The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them.  A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing.  Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions.  A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out.  Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.  However, because the futures strategies engaged in by a Fund are only for hedging purposes, it is expected that the Fund is generally not subject to risks of loss exceeding those that would be undertaken if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

Utilization of futures transactions by a Fund involves the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged.  It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities.  There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

Options.  The Funds may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices.

Covered Call Options.  A Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone.  Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date.  A call option is “covered” if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option.  The Fund retains the risk of loss should the price of such securities decline.  If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security.  If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund’s cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction.  A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise.  Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security.  Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

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Covered Put Options.  A Fund may write covered put options in order to enhance its current return.  Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase.  A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.  A put option is “covered” if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option.  By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

A Fund may terminate a put option that it has written before it expires by a closing purchase transaction.  Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing Put and Call Options.  A Fund may also purchase put options to protect portfolio holdings against a decline in market value.  This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price.  In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay.  These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy.  Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price.  In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.  These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

A Fund may also purchase put and call options to attempt to enhance its current return.

Options on Foreign Securities.  The Funds may purchase and sell options on foreign securities if the Adviser believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund’s investment objectives.  It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities.  However, position limits and other rules of foreign exchanges may differ from those in the U.S.  In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

Risks Involved in the Sale of Options.  Options transactions involve certain risks, including the risks that the Adviser will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations.  The successful use of these strategies depends on the ability of the Adviser to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series.  There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position.  As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Adviser believes it is inadvisable to do so.

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Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund’s use of options.  The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert.  It is possible that the Trust and other clients of the Adviser may be considered such a group.  These position limits may restrict the Funds’ ability to purchase or sell options on particular securities.

Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction.  For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Government regulations, particularly the requirements for qualification as a “regulated investment company” under the Internal Revenue Code, may also restrict the Funds’ use of options.

Special Expiration Price Options.  The Funds may purchase over-the-counter (“OTC”) puts and calls with respect to specified securities (“special expiration price options”) pursuant to which the Funds in effect may create a custom index relating to a particular industry or sector that the Adviser believes will increase or decrease in value generally as a group.  In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option.  Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium.  However, if the value of the underlying security increases (or decreases) by a prenegotiated amount, the special expiration price option is canceled and becomes worthless.  A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised.  Brokerage commissions and other transaction costs will reduce a Fund’s profits if the special expiration price options are exercised.  A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets, and will limit premiums paid for such options in accordance with state securities laws.

LEAPS.  The Focus Fund may purchase certain long-term exchange-traded equity options called Long-Term Equity Anticipation Securities (“LEAPs”).  LEAPs provide a holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount.  The Focus Fund will not purchase these options with respect to more than 25% of the value of its net assets.

LEAPs are long-term call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price, without receiving payments equivalent to any cash dividends declared on the underlying securities.  A LEAP holder will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP will be exercisable at any time the price of the underlying stock is above the strike price.  However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP will expire worthless.

Short Sales.  Each Fund may seek to hedge investments or realize additional gains through the use of short sales.  Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  The net proceeds of the short sale will be retained by the broker (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.  A Fund also will incur transaction costs in effecting short sales.

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Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund's short position.  Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with other liquid assets.  The Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract, due to, for instance, its insolvency or bankruptcy. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligation. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

Investment Company Securities.  The Funds may invest in other investment companies to the extent permitted by the 1940 Act, other applicable law or SEC exemption.  Investment companies include other open-end investment companies, closed-end investment companies, and unit investment trusts, all of which are professionally managed portfolios.  As a shareholder of another investment company, a Fund would bear along with other shareholders, its pro rata portion of the investment company’s expenses, including advisory fees.  These expenses would be in addition to the advisory and other expenses that the Funds incur directly in connection with their own operations. Shareholders would also be exposed to the risks associated not only to the investments of the Fund but also to the portfolio investments of the underlying investment companies.  Certain types of investment companies, such as closed end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value.  Others are continuously offered at net asset value but also may be traded in the secondary market.  The Funds may purchase shares of an exchange-traded fund (“ETF”), which is registered with the SEC as either an open-end investment company or a unit investment trust.  An ETF is a type of investment company whose investment objective is to achieve the same return as a particular market index. An ETF is similar to an index fund in that it will primarily invest in the securities of companies that are included in a selected market index.

When-Issued Securities.  Each Fund may purchase securities on a when-issued or delayed delivery basis.  These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time.  When a Fund agrees to purchase securities on a when-issued basis, the Fund’s custodian must set aside cash or liquid portfolio securities equal to the amount of that commitment in a separate account, and may be required to subsequently place additional assets in the separate account to reflect any increase in the Fund’s commitment.  Prior to delivery of when-issued securities, their value is subject to fluctuation and no income accrues until their receipt.  A Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage.  In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be advantageous.

Rights and Warrants.  The Technology Fund and the Pegasus Small Cap Growth Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  Subscription rights normally have a short life span to expiration.  The purchase of warrants involves the risk that the Technology Fund and the Pegasus Small Cap Growth Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Discussion of Index Methodology – FBR Gas Utility Index Fund.  The American Gas Association Stock Index (the “Index”) is comprised of the common stock of approximately 70 publicly traded companies whose securities are traded on a United States stock exchange (exclusive of treasury stock), and are members of the American Gas Association (“A.G.A.”).  While securities in such companies will be domestic U. S. securities, they may include foreign securities, such as ADRs, EDRs or GDRs.  These companies are engaged in the distribution and/or transmission of natural gas.  The actual computations required to produce the Index are performed by AUS Consultants Utility Services (“AUS”) for A.G.A. pursuant to a contractual agreement between A.G.A. and AUS.  A.G.A. has ultimate responsibility to ensure that AUS’s calculations are performed according to its Administrative Services Agreement with Fund.

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The Index is computed by multiplying the number of outstanding shares of common stock of each A.G.A. member company by the closing market price per share at the Index date.  This product then is multiplied by the percentage of each company’s assets devoted to natural gas distribution and transmission.  This process, completed at least annually, is done to recognize the natural gas component of the company’s asset base.  The result is each company’s “gas market capitalization value”.  The sum of all the companies’ “gas market capitalization values” is totaled.  This summation results in a base number called the “industry’s gas market capitalization value”.  Each company’s stock percentage within the Index is determined by dividing the company’s “gas market capitalization value” by the “industry’s gas market capitalization value”.  The “gas market capitalization value” for each company will be recalculated at least quarterly.  In computing the Index, individual stocks will be limited to no more than 5% of the Index. Therefore in calculating the Index, any representation in the Index exceeding 5% will be reallocated.  FBR Fund Advisers, Inc. (the “Adviser”) seeks to purchase sufficient shares of each company’s stock such that its proportion of the Fund’s assets will substantially equal that stock’s proportion of the Index.  The Adviser will monitor the Fund’s securities holdings so that those holdings reflect the composition of the Index.  As market conditions dictate, and as significant shareholder purchases and redemptions occur, the Adviser will buy or sell stocks to maintain holdings of each stock to reflect proper weightings within the Index.  In both rising and falling markets, the Fund attempts to achieve a correlation of approximately 95% or better between its total return and that of the Index.  One-hundred percent correlation would mean the total return of the Fund’s assets would increase and decrease exactly the same as the Index.  For the fiscal year ended October 31, 2009, the Fund achieved a ____% correlation.  Since the Index weightings change in very small amounts during the trading day, continual small adjustments would be needed to track the Index exactly.  Furthermore, purchases and sales of every stock within the Index would be necessary as contributions and redemptions to the Fund are made.  To minimize brokerage and transaction expenses, the Adviser will make adjustments to the Fund in accordance with the following methodology.  Comparison of the actual composition of the Fund to the theoretical target will be made daily.  Generally, adjustments to the holdings of any single stock will be made at least weekly whenever the actual proportion of that stock in the Fund varies by more than 0.5% of the weighting of that stock in the Index.  The percentage of each stock holding is based on the Fund’s net asset value.  For example, if Stock A represented 3% of the total weighting in the Index at the close of business, adjustments to the holdings of Stock A will be made if the value of Stock A is greater than 3.5% or less than 2.5% of the net assets.  Adjustments may be made at other times even though these tolerances are not exceeded if the adjustment can be made without incurring unreasonable transaction expenses.

INVESTMENT LIMITATIONS AND RESTRICTIONS

The following investment limitations are fundamental with respect to the Funds and may not be changed without prior approval of a majority of the Funds’ outstanding voting shares.  As defined in the 1940 Act, the term “majority” means the vote of the lesser of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

The Funds, except for the FBR Gas Utility Index Fund, May Not:

1.   Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

2.   Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).  Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

3.   Issue any senior security as defined in the 1940 Act, except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, a Fund may borrow money as authorized by the 1940 Act.

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4.   Borrow money, except that as a temporary measure a Fund may borrow money to facilitate redemptions.  Such a borrowing may be in an amount not to exceed 33 1/3% of the value of the Fund’s total assets at the time of borrowing or such other percentage permitted by law.

5.   Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

6.   Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”) in the disposition of restricted securities.

7.   With respect to 50% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

8.   Purchase the securities of any issuer if, as a result, more than 25% of the total assets would be invested in the securities of one or more conducting their principal business activities in the same industry, except that

(a)

with respect to the Financial Services Funds, purchase the securities of any issuer if, as a result, less than 25% of a Fund’s total assets would be invested in the securities of issuers principally engaged in the financial services group of industries; and

(b)

with respect to the Technology Fund, purchase the securities of any issuer if, as a result, less than 25% of the Fund’s total assets would be invested in the securities of issuers principally engaged in the technology group of industries.

These limitations do not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

The Gas Utility Index Fund May Not:

1.	Issue senior securities.
2.	Make short sales of securities or purchase securities on margin.
3.

Borrow money except as a temporary measure to facilitate redemptions.  Such borrowing may not exceed 30% of the Fund’s total assets, taken at current value, before such borrowing.  The Fund may not purchase securities if a borrowing by the Fund is outstanding.

4.	Underwrite securities of any other issuer, nor purchase or sell restricted securities.
5.	Purchase or sell real estate or real estate mortgage loans.
6.	Buy or sell commodities or futures contracts.
7.	Invest in oil, gas or other mineral leases.
8.	Make loans except through repurchase agreements provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security, and marked to market daily.
9.	Purchase securities of any issuer if, as a result of such a purchase, such securities would account for more than 5% of the Fund’s assets.
10.	Purchase the securities of any issuer if, as a result, less than 25% of the Fund’s total assets would be invested in the securities of issuers principally engaged in the utilities industry.

Non-Fundamental Restrictions of the Funds, except for the Gas Utility Index Fund:

The following restrictions with respect to the Funds are not fundamental and may be changed by the Board of Trustees without the approval of shareholders:

1.   No Fund will purchase or retain securities of any issuer if the officers or Trustees of the Trust or the officers or directors of its investment adviser owning beneficially more than one half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

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2.   No Fund will invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years of continuous operation.  This restriction does not apply to the Technology Fund and the Pegasus Small Cap Growth Fund.

3.   No Fund will invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Fund has valued them.  Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(2) of, or securities otherwise subject to restrictions on resale under the 1933 Act (“Restricted Securities”), shall not be deemed illiquid solely by reason of being unregistered.  The Adviser determines whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

4.   No Fund will purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund.

Non-Fundamental Restrictions of the Gas Utility Index Fund:

The following restrictions are not fundamental and may be changed by the Board of Trustees without the approval of shareholders:

1.        The Fund may not invest in warrants;

2.        The Fund may not invest more than 15% of the Fund’s net assets in illiquid securities.

General.  The policies and limitations listed above supplement those set forth in the Prospectuses.  Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act).  Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.  If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

Portfolio Turnover.  The portfolio turnover for each Fund for the 2008 and 2009 fiscal years is:

Fund	2008	2009
Pegasus Fund	39%
Pegasus Mid Cap Fund	93%
Pegasus Small Cap Fund	207%
Pegasus Small Cap Growth Fund	139%
Focus Fund	17%
Large Cap Financial Fund	509%
Small Cap Financial Fund	147%
Technology Fund	175%
Gas Utility Index Fund	27%

VALUATION OF PORTFOLIO SECURITIES

Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded.  Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes.  Bid price is used when no asked price is available.  Short-term investments are carried at amortized cost, which approximates value.  Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Board of Trustees.  Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value ("NAV") of the Funds’ shares.

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Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Trustees, are valued at fair value as determined in good faith by the Board of Trustees.  The Board of Trustees will review the method of valuation on a current basis.  In making their good faith valuation of restricted securities, the Trustees generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased.  This discount will be revised periodically by the Board of Trustees if the Trustees believe that it no longer reflects the value of the restricted securities.  Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost.  Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Trustees.

Determination of Net Asset Value.  Each Fund's NAV is determined as of the end of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on days the NYSE is open for business.  In computing a Fund’s NAV, all liabilities incurred or accrued are deducted from net assets.  The resulting net assets are divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

NYSE Closings.  The holidays (as observed) on which the NYSE is closed currently are:  New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

CALCULATION OF PERFORMANCE DATA

Average Annual Total Return Quotations

For purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of total return.  Under rules adopted by the Securities and Exchange Commission (the “Commission”), Fund advertising stating performance must include total return quotes calculated according to the following formula:

P (1+T)[n] = ERV

Where:	P = a hypothetical initial payment of $1,000.
T = average annual total return.
n = number of years.
ERV= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1-, 5-, and 10-year periods or a shorter period dating from the Fund’s inception.  In calculating the ending redeemable value, all dividends and distributions by the Funds are assumed to have been reinvested at net asset value as described in the Prospectuses for the Funds on the reinvestment dates during the period.  Total return, or “T” in the formula above, is computed by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

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The Funds, from time to time, also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Fund with other measures of investment return.  For example, in comparing the total return of the Fund with the performance of the S&P 500 or Russell 2000, the Funds calculate their aggregate total return for the specified periods of time by assuming the investment of $10,000 in the Funds’ shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date.  Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.  Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under rules adopted by the SEC.

Average Annual Total Return After Taxes on Distributions Quotations

The Funds compute their average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions.  This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result.  This calculation can be expressed as follows:

Average Annual Total Return After Taxes = (after taxes on distributions)		ATVD [——— to the 1/nth power -1] P

Where:	P =	a hypothetical initial payment of $1,000.
	n =	number of years.
	ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

Average Annual Total Return After Taxes on Distributions and Redemption Quotations

The Funds compute their average annual total return after taxes on distributions and redemption by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemption.  This is done by dividing the ending redeemable value after taxes on fund distributions and redemption of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result.  This calculation can be expressed as follows:

Average Annual Total Return After Taxes = (after taxes on distributions and redemption)		ATVDR [——— to the 1/nth power -1] P

Where:	P =	a hypothetical initial payment of $1,000.
	n =	number of years.
	ATVDR =	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Investor Class shares may be purchased or redeemed through FBR Investment Services, Inc., (“FBR Services” or “Distributor”) account executives, other authorized dealers or directly through the Trust's transfer agent, JPMorgan Chase Bank N.A. (“JPMorgan” or “Transfer Agent”), P.O. Box 5354, Cincinnati, Ohio 45201-5354.  The minimum initial investment for each Fund is $2,000.  The minimum initial investment for Individual Retirement Accounts (“IRAs”), or pension, profit-sharing or other employee benefit plans is $1,000.  There is no subsequent minimum investment requirement.

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I Class shares are intended only for purchase by institutional investors such as corporations, foundations, any organization authorized to act in a fiduciary, advisory, custodial or agency capacity and Fund Trustees, employees, and other employee relatives of the Trust, Adviser or affiliates of the Adviser. The minimum initial investment is $1,000,000. There is no minimum requirement for subsequent investments.

R Class shares are available only for purchase through certain broker-dealers and third-party intermediaries to  401(k) plans, 457 plans, employee sponsored 403(b) plans, defined benefit pension plans, profit sharing plans, nonqualified deferred compensation plans and other similar employee sponsored retirement plans (collectively “Retirement Plans”) whereby the Retirement Plan or Retirement Plan’s financial services firm has an agreement with the Funds or the Distributor to utilize R Class shares in certain investment products or programs. You may buy shares of the Funds on any Business Day. There is no minimum requirement for initial or subsequent investments. The Funds reserve the right to reject any purchase order or change the initial and subsequent investment minimum requirements at any time.

Shares may be purchased at a price equal to their next determined NAV.  The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

Redemption In-Kind.  Although each Fund intends to redeem shares in cash, each Fund reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from a Fund.  To the extent available, such securities will be readily marketable.  Redemption in-kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining NAV and selecting the securities in a manner the Trustees determine to be fair and equitable.  The Funds have elected to be governed by Rule 18f-1 of the 1940 Act under which each Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s NAV during any 90-day period.  A shareholder will incur brokerage costs in disposing of securities acquired when the redemption price is paid in whole or in part by a distribution of securities.

Suspension of Redemptions.  The right of redemption may be suspended or the date of payment postponed: (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) when trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; or (c) for such other periods as the SEC by order may permit to protect Fund shareholders.

DIVIDENDS AND DISTRIBUTIONS

Each Fund, except the Gas Utility Index Fund, ordinarily declares and pays dividends from its net investment income annually.  The Gas Utility Index Fund ordinarily declares and pays dividends from its net investment income on a calendar quarterly basis.  Each Fund distributes substantially all of its net investment income and net capital gains, if any, to shareholders within each calendar year as well as on a fiscal year basis to the extent required for the Fund to qualify for favorable federal tax treatment.  The amount of distributions may vary from time to time depending on market conditions and the composition of a Fund’s portfolio.

For this purpose, the net income of a Fund, from the time of the immediately preceding determination thereof, shall consist of all interest income accrued on the portfolio assets of the Fund, dividend income, if any, income from securities loans, if any, and realized capital gains and losses on the Fund’s assets, less all expenses and liabilities of the Fund chargeable against income.  Interest income shall include discount earned, including both original issue and market discount, on discount paper accrued ratably to the date of maturity.  Expenses, including the compensation payable to the Adviser, are accrued each day.  The expenses and liabilities of a Fund shall include those appropriately allocable to the Fund.

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TAXES

The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds’ Prospectuses.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning.  This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive.  Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

General.  The Funds intend to elect and qualify annually to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code.  As a regulated investment company, the Funds generally are exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (“Distribution Requirement”) and satisfies certain other requirements of the Internal Revenue Code that are described below.  Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, the Funds must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, net income derived from investments in qualified publicly traded partnerships, or from other income derived with respect to its business of investing in such stock, securities, or currencies (“Income Requirement”).

In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of a Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), in two or more issuers which the Fund controls and which are engaged in the same or similar trade or business or one or more qualified publicly traded partnerships.

Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

The Funds intend to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss (“net capital gain”) for each taxable year.  Such gain is designated and distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares.  The Funds expect that capital gain dividends will be taxable to shareholders as long-term gain.  Capital gain dividends are not eligible for the dividends-received deduction for corporations.

In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of “qualifying dividends” received by such Fund for the year and if certain holding period requirements are met.  Generally, a dividend will be treated as a “qualifying dividend” if it has been received from a domestic corporation.

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Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and on certain qualifying dividend income.  The rate reductions do not apply to corporate taxpayers.  The Funds will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Funds that would be eligible for the lower maximum rate.  A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate.  Distributions from funds investing primarily in bonds and other debt instruments will not generally qualify for the lower rates.

The favorable treatment for qualifying dividends and the 15% maximum tax rate for individuals on long-term capital gains is scheduled to expire after 2010.  After such expiration, qualifying dividends would be taxed as ordinary income and the rate on long-term capital gains for individuals would generally increase to 20%.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of the Fund’s current and accumulated earnings and profits.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Funds each year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax.  To prevent imposition of the excise tax, the Funds must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years.  A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Funds in October, November or December with a record date in such a month and paid by the Funds during January of the following calendar year.  Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made.  To prevent application of the excise tax, the Funds intend to make their distributions in accordance with the calendar year distribution requirement.

The Funds will be required in certain cases to withhold and remit to the United States Treasury at the current rate of 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

Disposition of Shares.  Upon the redemption or sale of shares of a Fund, a shareholder generally may realize a capital gain or loss depending upon his or her basis in the shares.  Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term or short-term, generally, depending upon the shareholder’s holding period for the shares.  Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on the disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains.

Although the Funds expect to qualify as a “regulated investment company” and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

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Taxation of Certain Financial Instruments.  Special rules govern the Federal income tax treatment of financial instruments that may be held by the Funds.  These rules may have a particular impact on the amount of income or gain that a Fund must distribute to its shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement, all described above.

Original Issue Discount.  The Funds may purchase debt securities with original issue discount.  Original issue discount represents the difference between the original price of the debt instrument and the stated redemption price at maturity.  Original issue discount is required to be accreted on a daily basis and is considered interest income for tax purposes and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Market Discount.  The Funds may purchase debt securities at a discount in excess of the original issue discount to the stated redemption price at maturity (for debt securities without original issue discount), and this discount is called market discount.  If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Funds in each taxable year in which the Funds own an interest in such debt security and receives a principal payment on it.  In particular, the Funds will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income.  In general the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period.

Hedging Transactions.  The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code Section 1234.  Pursuant to Internal Revenue Code Section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt.  If the option expires, the premium is short-term capital gain to the Fund.  If a Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss.  If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security.  With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option.  If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option.  If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which the Funds may invest may be “Section 1256 contracts.”  Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss.  Also, Section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are “marked to market” (that is, treated as sold at fair market value), with the result that unrealized gains or losses are treated as though they were realized.

Generally, hedging transactions, if any, undertaken by the Funds may result in “straddles” for U.S. Federal income tax purposes.  The straddle rules may affect the character of gains (or losses) realized by a Fund.  In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized.  Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of engaging in hedging transactions are not entirely clear.  Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

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The Funds may make one or more of the elections available under the Internal Revenue Code, which are applicable to straddles.  If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made.  The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of a Fund that did not engage in such hedging transactions.

Under the recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend,” to instead be taxed at the rate of tax applicable to ordinary income.

The diversification requirements applicable to a Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures or forward contracts.

Constructive Sales.  IRS rules may affect the timing and character of gain if the Funds engage in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions.  If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale.  The character of gain from a constructive sale would depend upon a Fund’s holding period in the property.  Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the Internal Revenue Code.

Foreign Shareholders.  The tax consequences to a foreign shareholder of an investment in the Funds may be different from those described herein.  Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds.  Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

Other Taxation.  The foregoing discussion relates only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates).  Distributions by the Funds and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment.  Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation.  Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty).  Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

TRUSTEES AND OFFICERS

Board of Trustees.  Overall responsibility for management of the Trust rests with the Board of Trustees (“Trustees” or “Board”).  Subject to the Trust’s Trust Instrument, its By-Laws and Delaware law, the Trustees have all powers necessary and convenient to carry out their responsibilities, including the appointment and removal of the Trust’s officers.  There are currently five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”).  The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

Information about the Trustees of the Trust is included in the following table. The address for each Trustee is 1001 Nineteenth Street North, Arlington, VA 22209.

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Name, Address and Age	Term of Office* and Length of Time Served**	Principal Occupation During Past 5 Years	Portfolios Overseen in the Trust and Fund Complex***	Other Directorships
Independent Trustees
Michael A. Willner, 53	Since June 1997	President AlphaGrip, Inc. January 2001 to present.	9	None

Reena Aggarwal, 52	Since July 2006	Professor, Georgetown University, 2000 to present; Deputy Dean, McDonough School of Business, Georgetown University, 2006-2008; Interim Dean, 2004-2005; Visiting Professor MIT Sloan School of Management, 2005-2006.	9	IndexIQ Trust

William E. Cole, Jr., 60	Since July 2006	Retired, 2006. Partner, Ernst & Young LLP, 1972-2006.	9	None

Charles O. Heller, 74	Since September 2003	President, Annapolis Capital Group, since 2005; Athlone Global Security (venture capital firm), 2006-2008; Beacon Global LLC (venture capital firm), 2003-2005.	9	None

Interested Trustee+
David H. Ellison, 51 100 Federal Street
Boston, MA 02110
	Since September 2003	Director, CIO and President, FBR Fund Advisers, Inc., since December 1999; and Portfolio manager for Equity Funds since October 1996.	9	None

*	Trustees serve until their resignation, removal, or death, or until they reach the mandatory retirement age of 75 established by the Board.
**	Length of time served is measured from the earliest date of service as a Trustee of any of the Funds or the Predecessor Funds.
***	The “Fund Complex” consists of all mutual funds advised by FBR Capital Markets Holding Group, Inc. (“FBR Capital Markets”) and its affiliate advisers.
+	Mr. Ellison is considered to be an “Interested Trustee” of the Trust due to his position with FBR Fund Advisers.

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The Trustees presently have an audit committee, a valuation committee, and a nominating committee, each of which are comprised of all of the Independent Trustees of the Trust: Ms. Aggarwal and Messrs. Willner, Cole and Heller.  The function of the audit committee is to recommend independent auditors, pre-approve audit and certain non-audit services to be provided by the independent auditors to the Funds, and review and report on accounting and financial matters.  The Board has adopted a written charter for the Audit Committee. The function of the valuation committee is to determine and monitor the value of the Funds’ assets pursuant to the Trust’s Valuation Procedures.  The function of the nominating committee is to nominate persons to serve as Independent Trustees and to serve on committees of the Board.  The Board does not have a policy related to considering nominees recommended by shareholders.  There was no meeting of the valuation or nominating committee during the Funds’ most recent fiscal year end.  The audit committee met twice during the period.

Remuneration of Certain Trustees and Executive Officers.  Each Independent Trustee receives an annual retainer of $25,000 and a fee of $2,500 for each regular meeting and $1,000 for each committee meeting attended, plus expenses, and $1,000 for each telephonic meeting attended.  The Trust Chairman receives an additional fee of $2,000 for each meeting and the Audit Committee Chairman receives $1,000 for each committee meeting attended.  Officers of the Funds and Trustees who are interested persons of the Funds (if any) do not receive any compensation from the Funds or any other funds managed by the Adviser.  The following table sets forth information regarding compensation of each of the Trustees by the Trust for the fiscal year ended October 31, 2009.

Compensation Table

Name of Trustee	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Fund and Fund Complex Paid to Trustees*

Michael A. Willner +	$47,000	N/A	N/A	$47,000

Reena Aggarwal	$39,000	N/A	N/A	$39,000

William E. Cole, Jr.	$41,000	N/A	N/A	$41,000

Charles O. Heller	$39,000	N/A	N/A	$39,000

David H. Ellison	None	None	None	None

* “Fund Complex” consists of all mutual funds advised by FBR Capital Markets Holding Group, Inc. (“FBR Capital Market”) and its affiliate advisers.

+  Mr. Willner serves as the Chairman of the Board.

Officers of the Trust

The officers of the Trust, their ages, addresses and principal occupations during the past five years, are as follows:

Name, Address and Age	Position(s) Held With the Trust and Term of Office*	Principal Occupation During Past 5 Years

David H. Ellison, 51 100 Federal Street Boston, MA 02110	President Since 2001; Trustee Since 2003	Director, CIO and President, FBR Fund Advisers, Inc., since December 1999; and Portfolio Manager, FBR Fund Advisers, Inc., since October 1996.
Winsor H. Aylesworth, 62 100 Federal Street Boston, MA 02110	Executive Vice President Since 1999	Portfolio Manager, FBR Fund Advisers, Inc. since September 1998.
William B. Sanders III, 45 1001 Nineteenth Street North Arlington, VA 22209	Executive Vice President Since 1999	Senior Vice President of Fund Operations, FBR Fund Advisers, Inc. since August 1999; and Head Trader for FBR Fund Advisers, Inc., since January 1997.
Guy F. Talarico, 54 800 Third Avenue 11th Floor New York, NY 10022	Chief Compliance Officer Since 2006

CEO of Alaric Compliance Services, LLC since January 2006. Co-Chief Executive Officer of EOS Compliance Services, LLC June 2004 - December 2005.  Senior Director of Investors Bank & Trust Institutional Custody Division February 2001- June 2004.

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Kimberly J. Bradshaw, 35 1001 Nineteenth Street North Arlington, VA 22209	Secretary Since 2003 and Treasurer Since 2006

Employee of FBR since August 1998 serving in various capacities, including Vice President Fund Administration, Assistant Vice President of Fund Administration, Transfer Agent Operations Manager and Fund Accounting Supervisor.  Vice President and Secretary of Money Management Advisers, Inc., November 2003-March 2006.

Kristin E. Stelljes, 33 1001 Nineteenth Street North Arlington, VA 22209	Assistant Treasurer Since 2006

Employee of FBR since February 2002, serving in various capacities including Assistant Vice President Fund Administration, Supervisor Fund Administration, Accountant, and Customer Service Representative.

* The officers of the Trust serve at the pleasure of the Trustees.

As of January 31, 2010, the Trustees and officers of the Trust, as a group, owned approximately __% of the outstanding shares of the Pegasus Fund, __% of the outstanding shares of the Pegasus Mid Cap Fund, __% of the outstanding shares of the Pegasus Small Cap Fund, __% of the outstanding shares of the Pegasus Small Cap Growth Fund, __% of the outstanding shares of the Technology Fund, and __% of the outstanding shares of the Focus Fund, Large Cap Financial Fund, Small Cap Financial Fund and Gas Utility Index Fund.

Trustees’ Ownership of Fund Shares as of December 31, 2009

	Dollar Range of Equity Securities owned in:	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Family of Investment Companies*
Michael A. Willner	Pegasus Fund
Pegasus Mid Cap Fund
Pegasus Small Cap Fund
Pegasus Small Cap Growth Fund
Focus Fund
Large Cap Financial Fund
Small Cap Financial Fund
Technology Fund
Gas Utility Index Fund

Reena Aggarwal	Pegasus Fund
Pegasus Mid Cap Fund
Pegasus Small Cap Fund
Pegasus Small Cap Growth Fund
Focus Fund
Large Cap Financial Fund
Small Cap Financial Fund
Technology Fund
Gas Utility Index Fund

William E. Cole, Jr.	Pegasus Fund
Pegasus Mid Cap Fund
Pegasus Small Cap Fund
Pegasus Small Cap Growth Fund
Focus Fund
Large Cap Financial Fund
Small Cap Financial Fund
Technology Fund
Gas Utility Index Fund

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Charles O. Heller	Pegasus Fund
Pegasus Mid Cap Fund
Pegasus Small Cap Fund
Pegasus Small Cap Growth Fund
Focus Fund
Large Cap Financial Fund
Small Cap Financial Fund
Technology Fund
Gas Utility Index Fund

David H. Ellison	Pegasus Fund
Pegasus Mid Cap Fund
Pegasus Small Cap Fund
Pegasus Small Cap Growth Fund
Focus Fund
Large Cap Financial Fund
Small Cap Financial Fund
Technology Fund
Gas Utility Index Fund

*  “Family of Investment Companies” consists of all mutual funds advised by FBR Capital Markets Holding Group, Inc. (“FBR Capital Markets”) and its affiliate advisers.

TRUST MANAGEMENT AND ADMINISTRATION

Investment Adviser.  FBR Fund Advisers, Inc. (the “Adviser”), located at 1001 Nineteenth Street North, Arlington, Virginia 22209, serves as the investment adviser to the Funds.  The Adviser oversees the investment of each Fund’s assets, subject at all times to the supervision of the Trustees of the Funds.  The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase and sale of each Fund’s investments.

The Adviser was organized as a Delaware corporation in 1996 and is registered with the Securities and Exchange Commission as an investment adviser.  The Adviser is a subsidiary of FBR Capital Markets, Inc. (“FBR Capital Markets”).  As of January 31, 2010, the Adviser managed approximately $___ billion of net assets on behalf of the Funds.

The Investment Advisory Agreement.  The Investment Advisory Agreement between the Adviser and the Trust on behalf of the Funds (the “Investment Advisory Agreement”) provides that it will continue in effect as to each Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such continuance is approved at least annually by the Trustees or by vote of a majority of the outstanding shares of a Fund (as defined under “Additional Information”), and, in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement, by votes cast in person at a meeting called for such purpose.

The Investment Advisory Agreement is terminable as to a Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund, or by the Adviser.  The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

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The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of services pursuant to the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Under the Investment Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser.  In addition, the Investment Advisory Agreement provides that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of a Fund and are under common control with FBR Group as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.

For its services, the Adviser receives a fee at an annual rate based on the Funds’ net assets as follows:

Fund	Rate
Pegasus Fund	0.90%
Pegasus Mid Cap Fund	0.90%
Pegasus Small Cap Fund	0.90%
Pegasus Small Cap Growth Fund	0.90%
Focus Fund	0.90%
Large Cap Financial Fund	0.90%
Small Cap Financial Fund	0.90%
Technology Fund	0.90%
Gas Utility Index Fund	0.40%

Effective May 30, 2008, FBR Fund Advisers, Inc. has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the Investor Class shares of each Fund, except the Gas Utility Index Fund, to the extent annual fund operating expenses exceed 1.25%, 1.35%, 1.45% and 1.45% of the Pegasus Fund, Pegasus Mid Cap Fund, Pegasus Small Cap Fund and Pegasus Small Cap Growth Fund, respectively and 1.95% of the Focus Fund, Large Cap Financial Fund, Small Cap Financial Fund and Technology Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses) With respect to the Gas Utility Index Fund, the Adviser has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the Fund’s Investor Class to the extent annual fund operating expenses exceed 0.85% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary legal expenses, or any other extraordinary expenses). FBR Fund Advisers, Inc. has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the I Class shares of each Fund to the extent annual fund operating expenses exceed 1.00%, 1.10%, 1.20% and 1.20% of the Pegasus Fund, Pegasus Mid Cap Fund, Pegasus Small Cap Fund and Pegasus Small Cap Growth Fund, respectively and 1.70% of the Focus Fund and Small Cap Financial Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses or any other extraordinary expenses). FBR Fund Advisers, Inc. has agreed in writing to waive a portion of its investment advisory fees and assume certain expenses of the R Class shares of each Fund to the extent annual fund operating expenses exceed 1.70% of the Pegasus Small Cap Growth Fund, 2.20% of the Focus Fund and Small Cap Financial Fund, and 1.35% of the Gas Utility Index Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses or any other extraordinary expenses). The Adviser has agreed to maintain these expense limitations with regard to each Fund through October 31, 2012.

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For the fiscal year ended October 31, 2009, each Fund paid investment advisory fees and received fee waivers and reimbursements of expenses as follows:

Fund	Gross Advisory Fees	Advisory Fee Waivers	Net Advisory Fees	Expense Reimbursements
Pegasus Fund
Pegasus Mid Cap Fund
Pegasus Small Cap Fund
Pegasus Small Cap Growth Fund
Focus Fund
Large Cap Financial Fund
Small Cap Financial Fund
Technology Fund
Gas Utility Index Fund

For the fiscal year ended October 31, 2008, each Fund paid investment advisory fees and received fee waivers and reimbursements of expenses as follows:

Fund	Gross Advisory Fees	Advisory Fee Waivers	Net Advisory Fees	Expense Reimbursements
Pegasus Fund	$ 81,035	$ (76,144)	$ 4,891	$ -
Pegasus Mid Cap Fund	37,788	(37,788)	-	(48,874)
Pegasus Small Cap Fund	41,334	(41,334)	-	(42,270)
Pegasus Small Cap Growth Fund	35,828	(35,828)	-	(65,950)
Focus Fund	9,965,909	(709)	9,965,200	-
Large Cap Financial Fund	145,196	(21,380)	123,816	-
Small Cap Financial Fund	1,232,316	(687)	1,231,629	-
Technology Fund	192,240	(16,622)	175,618	-
Gas Utility Index Fund	1,051,470	(900)	1,050,570	-

For the fiscal year ended October 31, 2007, each Fund paid investment advisory fees and received fee waivers and reimbursements of expenses as follows:

Fund	Gross Advisory Fees	Advisory Fee Waivers	Net Advisory Fees	Expense Reimbursements
Pegasus Fund	$ 117,714	$ (31,699)	$ 86,015	$ —
Pegasus Mid Cap Fund[1]	20,497	(20,497)	—	(30,166)
Pegasus Small Cap Fund[1]	23,428	(23,428)	—	(24,112)
Pegasus Small Cap Growth Fund	41,238	(41,238)	—	(44,311)
Focus Fund	13,230,756	—	13,230,756	—
Large Cap Financial Fund	206,760	(8,361)	198,399	—
Small Cap Financial Fund	2,135,115	—	2,135,115	—
Technology Fund	352,020	—	352,020	—
Gas Utility Index Fund	1,143,082	—	1,143,082	—

1  From commencement of operations on February 28, 2007 until October 31, 2007.

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Effective May 30, 2008, the Adviser may recoup any waived amount from a Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the Adviser incurred the expense.  For the fiscal year ended October 31, 2009 the amounts reimbursed to the Adviser and remaining available for reimbursement were as follows:

Fund	Amount Waived	Amount Recouped	Amount to Expire February 28, 2013
Pegasus Fund – Investor Class
Pegasus Fund – I Class
Pegasus Mid Cap Fund – Investor Class
Pegasus Mid Cap Fund – I Class
Pegasus Small Cap Fund – Investor Class
Pegasus Small Cap Fund – I Class
Pegasus Small Cap Growth Fund – Investor Class
Pegasus Small Cap Growth Fund – I Class
Pegasus Small Cap Growth Fund – R Class
Focus Fund – Investor Class
Focus Fund – I Class
Focus Fund – R Class
Large Cap Financial Fund – Investor Class
Small Cap Financial Fund – I Class
Small Cap Financial Fund – R Class
Technology Fund – Investor Class
Gas Utility Index Fund – Investor Class
Gas Utility Index Fund – R Class

For the fiscal year ended October 31, 2008 the amounts reimbursed to the Adviser and remaining available for reimbursement were as follows:

Fund	Amount Waived	Amount Recouped	Amount to Expire October 31, 2011
Pegasus Fund – Investor Class	$ 42,645	$ -	$ 42,645
Pegasus Fund – I Class	1,153	-	1,153
Pegasus Mid Cap Fund – Investor Class	37,881	-	37,881
Pegasus Mid Cap Fund – I Class	1,295	-	1,295
Pegasus Small Cap Fund – Investor Class	36,709	-	36,709
Pegasus Small Cap Fund – I Class	1,298	-	1,298
Pegasus Small Cap Growth Fund – Investor Class	44,078	-	44,078
Pegasus Small Cap Growth Fund – I Class	1,436	-	1,436
Pegasus Small Cap Growth Fund – R Class	1,450	-	1,450
Focus Fund – Investor Class
Focus Fund – I Class
Focus Fund – R Class	709	-	709
Large Cap Financial Fund – Investor Class	7,322	7,218	104
Small Cap Financial Fund – I Class	391	391	-
Small Cap Financial Fund – R Class	687	-	687
Technology Fund – Investor Class	7,525	125	7,400
Gas Utility Index Fund – Investor Class	758	680	78
Gas Utility Index Fund – R Class	823	-	823

Distributor.   FBR Investment Services, Inc. (the “Distributor”), located at 1001 Nineteenth Street North, Arlington, VA 22209, is an affiliate of the Adviser and serves as principal underwriter and distributor of the Funds’ shares pursuant to an agreement with the Trust which is renewable annually.  The Distributor promotes and sells shares of the Funds on a continuous, best efforts basis.

Distribution Plan.  The Trust’s Board of Trustees has adopted a Distribution Plan (the “Plan”) on behalf of the Investor Class shares of each Fund, except the Gas Utility Index Fund, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  Pursuant to the Investor Class Plan, each Fund pays the Distributor a fee for distributing Fund shares at the annual rate of up to 0.25% of the average daily net assets of the Fund shares for which it is the distributor of record. The Trust has also adopted a Distribution Plan for R Class shareholders of certain Funds that pays the Distributor a fee for distributing Fund shares at the annual rate of up to 0.50% of the average daily net assets of the Fund shares for which it is the distributor of record.  Under the Plan, the Distributor may pay third parties in respect of these services such amount as it may determine.  The fees paid to the Distributor under the Plans are payable without regard to actual expenses incurred.  The Trust understands that these third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts.  These fees would be in addition to any amounts which may be received by them from the Distributor under the Plans.

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Distribution fees may be used by the Distributor for: (a) costs of printing and distributing a Fund’s prospectus, statement of additional information and reports to prospective investors in the Funds; (b) costs involved in preparing, printing and distributing sales literature pertaining to a Fund; (c) an allocation of overhead and other branch office distribution-related expenses of the Distributor; (d) payments to persons who provide support services in connection with the distribution of a Fund’s shares, including but not limited to, office space and equipment, telephone facilities, answering routine inquiries regarding a Fund, processing shareholder transactions and providing any other shareholder services not otherwise provided by a Fund’s transfer agent; (e) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee; and (f) any other  expense primarily intended to result in the sale of a Fund’s shares, including, without limitation, payments to salesmen and selling dealers who have entered into selected dealer agreements with the Distributor, at the time of the sale of shares, if applicable, and continuing fees to each such salesmen and selling dealers, which fee shall begin to accrue immediately after the sale of such shares. In addition to the above, R Class distribution fees may be used by the Distributor for:  (a) costs related to account maintenance and personal service provided to shareholders; (b) costs attributable to activities related to retirement plan programs and the sponsors of such retirement plan programs which invest in the Funds; (c) costs attributable to activities related to administrators of retirement plan programs, including recordkeeping and other similar administrative support services provided to participants in retirement plan programs which invest in the Funds; and (d) costs attributable to the support of retirement plan programs including educational and other related information services provided to retirement plans and their participants which invest in the Funds.

In approving the Plans in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Trustees (including the independent Trustees, being Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans) considered various factors and determined that there is a reasonable likelihood that the Plans will benefit the shareholders.  The Plans will continue in effect as to a Fund from year to year if specifically approved annually (a) by the majority of such Fund’s outstanding voting shares or by the Board of Trustees and (b) by the vote of a majority of the independent Trustees.  While the Plans remain in effect, the Trust shall prepare and furnish to the Board of Trustees a written report setting forth the amounts spent by each Fund under the Plans and the purposes for which such expenditures were made.  The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval and all material amendments to the Plan must be approved by the Board and by the Independent Trustees cast in person at a meeting called specifically for that purpose.  While the Plans are in effect, the selection and nomination of the Independent Trustees shall be made by those Independent Trustees then in office.

For the fiscal year ended October 31, 2009, the following amounts were paid by each Fund with respect to Investor Class shares:

Fund	Amount Paid
Pegasus Fund
Pegasus Mid Cap Fund
Pegasus Small Cap Fund
Pegasus Small Cap Growth Fund
Focus Fund
Large Cap Financial Fund
Small Cap Financial Fund
Technology Fund

For the fiscal year ended October 31, 2009 the following amounts were paid by each Fund with respect to R Class shares :

Fund	Amount Paid
Pegasus Small Cap Growth Fund
Focus Fund
Small Cap Financial Fund
Gas Utility Index Fund

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For the fiscal year ended October 31, 2009, the Distributor incurred the following expenses with respect to Investor Class shares:

	Sales Material and Advertising	Printing and Mailing Prospectuses to other than Current Shareholders	Compensation to Sales Personnel and Broker- Dealers	Other*	Approximate Total Amount Spent With Respect to Each Fund

Pegasus Fund
Pegasus Mid Cap Fund
Pegasus Small Cap Fund
Pegasus Small Cap Growth Fund
Focus Fund
Large Cap Financial Fund
Small Cap Financial Fund
Technology Fund

*   Other expenses include administrative, overhead and consulting fees.

For the fiscal year ended October 31, 2009 the Distributor incurred the following expenses with respect to R Class shares:

	Sales Material and Advertising	Printing and Mailing Prospectuses to other than Current Shareholders	Compensation to Sales Personnel and Broker- Dealers	Other*	Approximate Total Amount Spent With Respect to Each Fund

Pegasus Small Cap Growth Fund
Focus Fund
Small Cap Financial Fund
Gas Utility Index Fund

*   Other expenses include administrative, overhead and consulting fees.

Fund Administration. JPMorgan Chase Bank N.A. (“JPMorgan”) serves as the administrator to the Funds and provides pursuant to an Administration Agreement (“Agreement”) day-to-day administrative services including monitoring portfolio compliance, determining compliance with provisions of the Internal Revenue Code and preparing the Funds’ registration statements.  Pursuant to the Agreement, JPMorgan receives a fee of 0.02% of the first $2.5 billion of average daily net assets of the Trust, 0.0175% of the next $2.5 billion of average daily net assets of the Trust and 0.015% of the Trust’s average daily net assets in excess of $5 billion.

Pursuant to the Administrative Services Agreement, the Adviser also provides certain administrative services to the Funds that are in addition to those provided by JPMorgan, including oversight of service providers.  The Adviser receives 0.02% of average daily net assets of the Trust.  The Adviser also provides the Funds with office space, facilities and business equipment and generally administers the Funds’ business affairs and provides the services of executive and clerical personnel for administering the affairs of the Funds.  The Adviser compensates all personnel, Officers, and Trustees of the Funds if such persons are employees of the Adviser.

Prior to November 1, 2007, under a separate written Administrative Services Agreement (“Agreement”), FBR Fund Advisers, Inc. provided day-to-day administrative services to the Funds including monitoring portfolio compliance, determining compliance with provisions of the Internal Revenue Code, oversight of the service providers and preparing the Trust’s registration statement.  Pursuant to the Agreement, the Adviser received a fee of 0.06% of the first $2 billion of the Trust’s average daily net assets, 0.05% of the next $1 billion of the Trust’s average daily net assets and 0.035% of the Trust’s average daily net assets in excess of $3 billion.

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For the fiscal year ended October 31, 2007, 2008 and 2009, the following fees were paid to FBR Fund Advisers, Inc. pursuant to the Agreement for each Fund:

Fund	Amount Paid
	2007	2008	2009
Pegasus Fund	$7,695	$1,801
Pegasus Mid Cap Fund	1,328	840
Pegasus Small Cap Fund	1,519	918
Pegasus Small Cap Growth Fund	2,690	796
Focus Fund	862,285	221,445
Large Cap Financial Fund	13,512	3,226
Small Cap Financial Fund	139,775	27,382
Technology Fund	23,004	4,272
Gas Utility Index Fund	319,102	157,716

For the fiscal year ended October 31, 2008 and 2009, the following fees were paid to JPMorgan pursuant to the Agreement for each Fund:

Fund	Amount Paid
	2008	2009
Pegasus Fund	$1,911
Pegasus Mid Cap Fund	828
Pegasus Small Cap Fund	928
Pegasus Small Cap Growth Fund	818
Focus Fund	232,429
Large Cap Financial Fund	2,864
Small Cap Financial Fund	26,796
Technology Fund	4,721
Gas Utility Index Fund	54,048

Custodian.  JPMorgan Chase Bank, N.A. (“JPMorgan”), 303 Broadway, Suite 900, Cincinnati, Ohio  45202, serves at the Custodian of the Funds’ investments.  The Custodian acts as each Fund’s depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

Transfer Agent and Fund Accountant.  JPMorgan, 303 Broadway, Suite 900, Cincinnati, OH 45202 acts as the Funds’ transfer agent and fund accountant.  In its capacity as transfer agent, JPMorgan maintains the records of each shareholder’s account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions.  In its capacity as fund accountant, JPMorgan is responsible for calculating the daily net asset value of the Funds in accordance with the Funds’ current prospectuses and statement of additional information and maintains the general ledger for the Funds and records all income, expenses, capital share activity and security transactions.

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American Gas Association.  The American Gas Association (“A.G.A”) also provides administrative services to the FBR Gas Utility Index Fund pursuant to an Administrative Services Agreement between the Fund and A.G.A.  These administrative services include overseeing the calculation of the Index.  AUS performs the actual computations required to produce the Index and receives a fee for such calculations pursuant to a contractual arrangement with A.G.A.  A.G.A. does not furnish other securities advice to the Fund or the Adviser or make recommendations regarding the purchase or sale of securities by the Fund.  Under the terms of an agreement approved by the Board of Trustees, A.G.A. provides the Adviser with current information regarding the common stock composition of the Index no less than quarterly but may supply such information more frequently.  In addition, A.G.A. provides the Fund with information on the natural gas industry.  Effective March 1, 2007, the Fund pays A.G.A. in its capacity as administrator a fee at an annual rate of 0.04% of the average daily net assets of the Fund. prior to March 1, 2007 the Fund paid A.G.A. at an annual rate of 0.08% of the average daily net assets of the Fund.  For the fiscal years ended October 31, 2009, 2008 and 2007, the Fund paid the following administration fees to A.G.A:

2007	2008	2009
$151,178	$105,147

Expenses. Except for expenses paid by the Adviser and the Distributor, each Fund bears all costs of its operations. Expenses attributable to a class (“Class Expenses”) shall be allocated to that class only. Class Expenses with respect to the R Class shares must include payments made pursuant to the distribution plan relating to that Class. In the event a particular expense is not reasonably allocable by class to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly related to a Fund are charged to the Fund; other expenses are allocated proportionately among all the portfolios of each Trust in relation to the net asset value of the portfolios.

Chief Compliance Officer.  The Trust has contracted with Alaric Compliance Services, LLC to provide the services of Guy F. Talarico to serve in the capacity of Chief Compliance Officer of the Trust under Rule 38a-1 of the 1940 Act.  For these services, the Trust pays fees on a monthly basis, plus any out of pocket expenses.  Each Fund pays a portion of the fees based on average net assets and number of funds in the Trust.

Independent Registered Public Accounting Firm.  The financial statements of the Funds (or their corresponding Predecessor Funds) have been audited by [   ], the Trust’s independent registered public accounting firm, as indicated in their report with respect thereto, and are incorporated by reference hereto in reliance upon the authority of said firm as experts in giving said report.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Portfolio Transactions.  Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Trustees of the Trust, and in accordance with each Fund’s investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions.  Purchases from underwriters and/or broker-dealers of portfolio securities include a commission or concession paid by the issuer to the underwriter and/or broker-dealer and purchases from dealers serving as market makers may include the spread between the bid and asked price.  While the Adviser generally seeks competitive spreads or commissions, a Fund may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

Allocation of transactions to broker-dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders.  The primary consideration is prompt execution of orders in an effective manner at the most favorable price.  Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust.  Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable to the Adviser by a Fund.  Such information may be useful to the Adviser in serving both the Trust and other advisory clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Trust.

In selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, the Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Fund and/or other accounts over which the Adviser or its affiliates exercise investment discretion.  The Adviser may cause the Fund to pay a broker-dealer or that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Fund.  Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

39

The Commission has published proposed interpretive guidance that would tighten existing standards concerning the types of expenses that qualify for the Section 28(e) safe harbor and set forth certain steps that investment advisers would need to take in order to ensure such qualification.

Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable to the Adviser by the Fund.  Such information may be useful to the Adviser in serving both the Fund and other advisory clients and, conversely, such supplemental research information obtained by the placement of orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to the Fund.

In accordance with procedures adopted by the Board, the Funds may place portfolio transactions with broker-dealers who sell fund shares only if such brokerage is not direct or indirect compensation for the promotion or sale of shares of the Funds or any other investment company.

The Trustees have authorized the allocation of brokerage to Friedman, Billings, Ramsey & Co., Inc. (“FBR & Co.”), an affiliated broker-dealer, to effect portfolio transactions on an agency basis.  The Trustees have adopted procedures incorporating the standards of Rule 17e-1 under the 1940 Act, which require that the commission paid to affiliated broker-dealers must be “reasonable and fair compared to the commission, fee or other remuneration received, or to be received, by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.”  At times, a Fund may also purchase portfolio securities directly from dealers acting as principals, underwriters or market makers.  As these transactions are usually conducted on a net basis, no brokerage commissions are paid by the Fund.

Investment decisions for a Fund are made independently from those made for the other Funds of the Trust or any other investment company or account managed by the Adviser.  Such other funds, investment companies or accounts may also invest in the same securities in which a Fund invests.  When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another advisory client, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other advisory client.  In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by the Fund in an adverse manner relative to the result that would have been obtained if only the Fund had participated in or been allocated such trades.  To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds of the Trust or for other advisory clients in order to obtain best execution.  In making investment recommendations for a Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, or its parent or affiliates, and, in dealing with commercial customers, the Adviser or its affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

For the fiscal year ended October 31, 2009, each Fund paid brokerage commissions as follows:

Fund	Total Brokerage Commissions Paid	Commissions Paid to FBR & Co.	% of Aggregate Commissions Paid to FBR & Co.	% of Aggregate Dollar Amount of Transactions Effected through FBR & Co.
Pegasus Fund
Pegasus Mid Cap Fund
Pegasus Small Cap Fund
Pegasus Small Cap Growth Fund
Focus Fund
Large Cap Financial Fund
Small Cap Financial Fund
Technology Fund
Gas Utility Index Fund

40

For the fiscal year ended October 31, 2008, each Fund paid brokerage commissions as follows:

Fund	Total Brokerage Commissions Paid	Commissions Paid to FBR & Co.	% of Aggregate Commissions Paid to FBR & Co.	% of Aggregate Dollar Amount of Transactions Effected through FBR & Co.
Pegasus Fund	$ 2,924	--
Pegasus Mid Cap Fund	3,637	--
Pegasus Small Cap Fund	8,196	--
Pegasus Small Cap Growth Fund	4,160	--
Focus Fund	551,334	--
Large Cap Financial Fund	68,409	$2,400	3.5%	1.4%
Small Cap Financial Fund	482,333	43,731	9.1%	6.4%
Technology Fund	26,966	--
Gas Utility Index Fund	45,190	--

For the fiscal year ended October 31, 2007, each Fund paid brokerage commissions as follows:

Fund	Total Brokerage Commissions Paid	Commissions Paid to FBR & Co.	% of Aggregate Commissions Paid to FBR & Co.	% of Aggregate Dollar Amount of Transactions Effected through FBR & Co.
Pegasus Fund	$ 7,528	--	--	--
Pegasus Mid Cap Fund [1]	4,196	--	--	--
Pegasus Small Cap Fund [1]	4,272	--	--	--
Pegasus Small Cap Growth Fund	6,292	--	--	--
Focus Fund	261,418	--	--	--
Large Cap Financial Fund	17,487	--	--	--
Small Cap Financial Fund	271,480	$25,786	9.5%	6%
Technology Fund	62,132	--	--	--
Gas Utility Index Fund	41,833	--	--	--

1 Commissions paid from commencement of operations on February 28, 2007 until October 31, 2007.

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended October 31, 2009, with respect to the Funds (or their corresponding Predecessor Funds), including notes thereto and the report of [   ] thereon, are herein incorporated by reference.  A copy of the Funds' Annual Report to shareholders, with respect to the FBR Pegasus FundTM, the FBR Pegasus Mid Cap FundTM, the FBR Pegasus Small Cap FundTM, the FBR Pegasus Small Cap Growth FundTM, the FBR Focus Fund, the FBR Large Cap Financial Fund, the FBR Small Cap Financial Fund, the FBR Technology Fund and the FBR Gas Utility Index Fund must accompany the delivery of this SAI. Copies of the Funds’ most recent annual report may be obtained without charge upon request by writing to The FBR Funds, 1001 Nineteenth Street North, Arlington, Virginia 22209 or by calling toll free 888.888.0025.

DESCRIPTION OF SHARES

The Trust is a Delaware statutory trust formed on September 26, 2003.  The Trust Instrument authorizes the Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value.  The Trust presently is authorized to issue ten series of shares, which represent interests in the FBR Pegasus FundTM, the FBR Pegasus Mid Cap FundTM, the FBR Pegasus Small Cap FundTM, the FBR Pegasus Small Cap Growth FundTM, the FBR Focus Fund, the FBR Large Cap Financial Fund, the FBR Small Cap Financial Fund, the FBR Technology Fund, the FBR Gas Utility Index Fund and the FBR Fund for Government Investors.  The Trust Instrument authorizes the Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

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Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Trustees may grant in their discretion.  When issued for payment as described in the Prospectuses and this SAI, the Trust’s shares will be fully paid and non-assessable.  In the event of a liquidation or dissolution of the Trust, shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds of the Trust, of any general assets not belonging to any particular Fund which are available for distribution.

Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote.  On any matter submitted to a vote of the shareholders, all shares are voted separately by individual series (Funds), and whenever the Trustees determine that the matter affects only certain series, may be submitted for a vote by only such series, except: (1) when required by the 1940 Act, shares are voted in the aggregate and not by individual series; and (2) when the Trustees have determined that the matter affects the interests of more than one series and that voting by shareholders of all series would be consistent with the 1940 Act, then the shareholders of all such series shall be entitled to vote thereon (either by individual series or by shares voted in the aggregate, as the Trustees in their discretion may determine).  There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees.  In addition, Trustees may be removed from office by a vote of the holders of at least two-thirds of the outstanding shares of the Trust.  A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding shares.  Upon written request by ten or more shareholders meeting the qualifications of Section 16(c) of the 1940 Act, (i.e., persons who have been shareholders for at least six months, and who hold shares having a NAV of at least $25,000 or constituting 1% of the outstanding shares) stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders).  Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund of the Trust affected by the matter.  For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will not be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund.  Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund.  However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY

The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Delaware Trust Instrument provides that shareholders of the Trust shall not be liable for the obligations of the Trust.  The Delaware Trust Instrument also provides for indemnification out of the Trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder.  The Delaware Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

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The Delaware Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of a Fund or the conduct of the Trust’s business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties.  The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies and procedures for the public and nonpublic disclosure of the Fund’s portfolio securities (“Disclosure Procedures”).  On a quarterly basis, the Funds disclose on the Trust’s website, www.fbrfunds.com, each Fund’s entire portfolio holdings, including a description of each security and the percentage such security represents of the Fund’s total investments as of that date.  The information will be available no later than the 10th business day following the end of each calendar quarter and shall remain on the website until the next calendar quarter’s information is made publicly available.  The Funds also make available certain additional information regarding their portfolios (e.g. top-10 holdings, asset allocation, sector breakdown) on their website on a quarterly basis by the 15th of the month following the calendar quarter-end.  A complete list of the Funds’ portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q.

As a general matter, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except (1) to service providers that require such information in the course of performing their duties (such as the Funds’ custodian, fund accountants, investment adviser and sub-advisers (if applicable), administrator, independent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality, and (2) pursuant to enumerated exception that serve a legitimate business purpose.  These exceptions include (1) disclosure of portfolio holdings only after such information has been publicly disclosed, as provided in the previous paragraph, and (2) to third-party vendors such as Morningstar and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) signs a written confidentiality agreement.  The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement.

Any exceptions to the policies and procedures may only be made consent of the Trust’s chief compliance officer and will be reported to the Board at the Board’s next regularly scheduled meeting.

SHAREHOLDER SERVICES AGREEMENTS

The Funds are authorized to enter into certain Shareholder Services Agreements pursuant to which the Funds are entitled to make payments to certain entities which may include investment advisers, brokers, dealer, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing  relationship.  Under the terms of each Shareholder Services Agreement, a Fund is authorized to  pay an Authorized Service Provider (which may include affiliates of the Funds) a shareholder services fee at the rate of up to 0.25% on an annual basis of the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.  Among the types of shareholder services that may be compensated under these types of Agreements are: (1) answering customer inquiries of a general nature regarding the Funds; (2) responding to customer inquiries and requests regarding statements of additional information, reports, notices, proxies and proxy statements, and other Fund documents; (3) delivering prospectuses and annual and semi-annual reports to beneficial owners of Fund shares; (4) assisting the Funds in establishing and maintaining shareholder accounts and records; (5) sub-accounting for Fund share transactions at the shareholder account level; and (6) assisting customers in changing account options, account designations, and account addresses, and providing such other shareholder administrative services as may be reasonably requested.

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PROXY VOTING POLICIES AND PROCEDURES

The Board of each Fund has approved proxy voting policies and procedures for the Fund that delegate the authority to vote proxies related to Fund portfolio securities to the Adviser.  The Adviser’s proxy voting policies and procedures address the responsibility of the Adviser to ensure that proxies received for portfolio securities held by the Fund are voted in the best interest of the Fund, including in those situations involving a conflict of interest between the Fund on the one hand, and the Adviser, Distributor, and certain of their affiliated persons on the other.  Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Investment Advisers Act of 1940, as well as the investment adviser’s fiduciary duties under the federal and state law to act in the best interest of its clients.

Voting Proxies.  Proxies solicited for items of business with respect to issuers whose voting securities are owned by the Fund must be voted in the best interests of the Fund.  Proxies are voted on a case-by-case basis in the best economic interest of the client or shareholder taking into consideration all relevant contractual obligations and other circumstances at the time of the vote.  Proxies are also voted with the objective of fostering good corporate governance practices, including the fair and equal treatment of shareholders together with the reasonable disclosure of company policies, activities and returns.  The Adviser may abstain from voting a client proxy when the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant; or when the cost of voting the proxies outweighs the benefits, e.g., when voting certain non-U.S. securities.

Conflicts of Interest.  The Adviser generally insulates itself from conflicts of interests between the Fund and itself, the Fund’s Distributor and/or certain affiliated persons of the Adviser or Distributor by voting proxies in accordance with the Adviser’s proxy voting policies and procedures.  Where a conflict of interest arises, the Adviser may pursue one of the following courses of action: (1) convene an ad-hoc committee to assess and resolve the conflict; (2) vote in accordance with the instructions of a client or shareholder after providing notice to that client or shareholder of the conflict; (3) vote the proxy in accordance with the recommendation of an independent third-party service provider; or (4) delegate the vote to an independent third-party service provider.  The Board of Trustees of the Fund has appointed a committee of the Board for the purpose of providing the Fund’s consent to vote in matters where the Adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote or for other reasons.

Each portfolio manager of the Adviser and/or Proxy Designate (a representative designated by the portfolio manager to vote proxies) is encouraged to own shares in the Fund over which he oversees the proxy process as to align his voting interest with other Fund shareholders.  The portfolio manager and/or Proxy Designate is required to review each proxy issue and make a voting decision in a timely manner that, in his/her best judgment, is in the best interests of the client.

The Funds have filed with the SEC their proxy voting record on Form N-PX for the most recent 12-month period ended June 30.  Form N-PX must be filed by the Funds each year by August 31.  Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 888.888.0025 or the Securities and Exchange Commission’s website at http://www.sec.gov .

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PORTFOLIO MANAGERS

Portfolio Managers.  David H Ellison, Winsor H. Aylesworth, Robert C. Barringer, Ryan C. Kelley, David S. Rainey, Brian E. Macauley, and Ira Rothberg are the portfolio managers of the Funds.  The following table lists the number and type of accounts managed by each individual as of October 31, 2009.

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)*	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)*	Other Accounts	Assets Managed ($ millions)*	Total Assets Managed ($ millions)*
David H. Ellison
Winsor H. Aylesworth
Robert C. Barringer
Ryan C. Kelley
David S. Rainey
Brian E. Macauley
Ira Rothberg

* If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager.  Therefore, some accounts and assets have been counted twice.

As indicated in the table above, portfolio managers may manage numerous accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  Portfolio managers of the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.  Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account.  Accordingly, the performance of each account managed by a portfolio manager will vary.

Conflicts of interest also may arise where some accounts managed by a particular portfolio manager have higher fees than the fees paid by other accounts.  Because a portfolio manager’s compensation may be affected by revenues earned by the Adviser, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.

In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades.  The Adviser may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary.  When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, the Adviser monitors a variety of areas, including compliance with account investment guidelines and/or restrictions, the allocation of initial public offerings, and compliance with the Adviser’s Code of Ethics and compliance program under the 1940 Act and Investment Advisers Act of 1940.  Furthermore, senior personnel of the Adviser periodically review the performance of all portfolio managers.

The compensation package for portfolio managers of the Adviser is a combination of base salary, annual bonuses based on merit and asset based fees.  The asset based fees are paid quarterly and are calculated on the average net assets for the quarter of the respective Fund.  Mr. Ellison’s compensation is comprised of a base salary, and a percentage of assets in the Trust.  With regard to the hedge fund Mr. Ellison manages, he is paid an asset based fee and a share of the performance based fee, if any, which is paid annually.  Mr. Aylesworth’s compensation is comprised of a base salary and a percentage of assets in the FBR Technology Fund.  Mr. Barringer’s compensation is comprised of a base salary, periodic bonus arrangements based on merit and a percentage of assets in the FBR Pegasus FundTM, FBR Pegasus Small Cap FundTM and FBR Pegasus Small Cap Growth FundTM.  Mr. Kelley is compensated with a base salary, periodic bonus arrangement based on merit and a percentage of assets in the FBR Pegasus FundTM and FBR Pegasus Mid Cap FundTM.  Mr. Rainey’s compensation is comprised of ____.  Mr. Macauley’s compensation is comprised of ____.  Mr. Rothberg’s compensation is comprised of ____.

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The following table shows the dollar range each portfolio manager owns of the Funds which they manage, as of October 31, 2009:

Portfolio Manager	Fund	Dollar Range of Amount Owned in Fund
David H. Ellison	FBR Large Cap Financial Fund	$100,001-$500,000
	FBR Small Cap Financial Fund	$100,001-$500,000
	FBR Technology Fund	$100,001-$500,000
Winsor H. Aylesworth	FBR Technology Fund	$50,001-$100,000
	FBR Gas Utility Index Fund	$50,001-$100,000
Robert C. Barringer	FBR Pegasus FundTM	Less than $10,000
	FBR Pegasus Small Cap FundTM	$50,001-$100,000
	FBR Pegasus Small Cap Growth FundTM	Less than $10,000
Ryan C. Kelley	FBR Pegasus FundTM	$10,001-$50,000
	FBR Pegasus Mid Cap FundTM	$10,001-$50,000
David S. Rainey	FBR Focus Fund
Brian E. Macauley	FBR Focus Fund
Ira Rothberg	FBR Focus Fund

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2010, the following persons held beneficially or of record 5% or more of the outstanding shares of the Funds.

Name and Address	Number of Shares	Percentage of Ownership

FBR PEGASUS FUNDTM – Investor Class

FBR PEGASUS FUNDTM – I Class

FBR PEGASUS MID CAP FUNDTM – Investor Class

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FBR PEGASUS MID CAP FUNDTM – I Class

FBR PEGASUS SMALL CAP FUNDTM– Investor Class

FBR PEGASUS SMALL CAP FUNDTM – I Class

FBR PEGASUS SMALL CAP GROWTH FUNDTM– Investor Class

FBR PEGASUS SMALL CAP GROWTH FUNDTM – I Class

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FBR PEGASUS SMALL CAP GROWTH FUNDTM – R Class

FBR FOCUS FUND – Investor Class

FBR FOCUS FUND – I Class

FBR FOCUS FUND – R Class

FBR LARGE CAP FINANCIAL FUND – Investor Class

FBR SMALL CAP FINANCIAL FUND – Investor Class

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FBR SMALL CAP FINANCIAL FUND – I Class

FBR SMALL CAP FINANCIAL FUND – R Class

FBR TECHNOLOGY FUND – Investor Class

FBR GAS UTILITY INDEX FUND – Investor Class

FBR GAS UTILITY INDEX FUND – R Class

ADDITIONAL INFORMATION

As used in the Prospectuses and in this SAI, “assets belonging to a Fund” means the consideration received by the Trust upon the issuance or sale of shares of a Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds and any general assets of the Trust, which general liabilities and expenses are not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trustees.  The Trustees may allocate such general assets in any manner they deem fair and equitable.  It is anticipated that the factor that will be used by the Trustees in making allocations of general assets to a particular Fund of the Trust will be the relative NAV of each respective Fund at the time of allocation.  Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of each of the Funds not readily identified as belonging to a particular Fund, which are allocated to each Fund in accordance with its proportionate share of the net asset values of the Trust at the time of allocation.  The timing of allocations of general assets and general liabilities and expenses of the Trust to a particular Fund will be determined by the Trustees and will be in accordance with generally accepted accounting principles.  Determinations by the Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

As used in the Prospectuses and in this SAI, a “vote of a majority of the outstanding shares” of a Fund means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

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Code of Ethics.  Pursuant to Rule 17j-1 under the 1940 Act, the Trustees have adopted a Code of Ethics for the Trust and approved this same Code of Ethics for the Adviser and Distributor based on a determination that the Code of Ethics contains provisions reasonably necessary to prevent access persons from violating Rule 17j-1 under the 1940 Act.  The Code of Ethics permits access persons to invest in securities that may be purchased or held by a Fund, subject to a number of restrictions and controls including blackout periods, pre-approval of trades, and reporting requirements.

The Prospectuses and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made.  No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this SAI.

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APPENDIX A

DESCRIPTION OF SECURITY RATINGS.

The nationally recognized statistical rating organizations (individually, an “NRSRO”) that may be utilized by the Adviser with regard to portfolio investments for the Fund include Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”), Duff & Phelps, Inc. (“Duff”), Fitch Investors Service, Inc. (“Fitch”), IBCA Limited and its affiliate, IBCA Inc. (collectively, “IBCA”), and Thompson BankWatch, Inc. (“Thompson”).  Set forth below is a description of the relevant ratings of each such NRSRO.  The NRSROs that may be utilized by the Adviser and the description of each NRSRO’s ratings is as of the date of this SAI, and may subsequently change.

Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds).

Description of the five highest long-term debt ratings by Moody’s (Moody’s applies numerical modifiers (e.g., 1, 2, and 3) in each rating category to indicate the security’s ranking within the category):

Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa.  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A.  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa.  Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba.  Bonds which are rated Ba are judged to have speculative elements, I.E., their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future.  Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA.  Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

AA.  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB.  Debt rated BB is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Description of the three highest long-term debt ratings by Duff:

AAA.- Highest credit quality.  The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-.  High credit quality protection factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A-.  Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

AAA.  Bonds considered to be investment grade and of the highest credit quality.  The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA.  Bonds considered to be investment grade and of very high credit quality.  The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.”  Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated “[-]+.”

A.  Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA’s description of its three highest long-term debt ratings:

AAA.  Obligations for which there is the lowest expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

AA.  Obligations for which there is a very low expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial.  Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

A.  Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

Moody’s description of its three highest short-term debt ratings:

Prime-1.  Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations.  Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     -    Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     -    Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     -    Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Prime-3.  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

S&P’s description of its three highest short-term debt ratings:

A-1.  This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3.  Issues carrying this designation have adequate capacity for timely payment.  They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff’s description of its five highest short-term debt ratings (Duff incorporates gradations of “1+” (one plus) and “1-” (one minus) to assist investors in recognizing quality differences within the highest rating category):

Duff 1+.  Highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1.  Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.  Risk factors are minor.

Duff 1-.  High certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.

Duff 2.  Good certainty of timely payment.  Liquidity factors and company fundamentals are sound.  Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.  Risk factors are small.

Duff 3.  Satisfactory liquidity and other protection factors qualify issue as to investment grade. .Risk factors are larger and subject to more variation.  Nevertheless, timely payment is expected.

Fitch’s description of its four highest short-term debt ratings:

F-1+.  Exceptionally Strong Credit Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1.  Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2.  Good Credit Quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

F-3.  Fair Credit Quality.  Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA’s description of its three highest short-term debt ratings:

A+.  Obligations supported by the highest capacity for timely repayment.

A1.  Obligations supported by a very strong capacity for timely repayment.

A2.  Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

SHORT-TERM DEBT RATINGS.  Thompson BankWatch, Inc. (“TBW”) ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

TBW Ratings do not constitute a recommendation to buy or sell securities of any of these companies.  Further, TBW does not suggest specific investment criteria for individual clients.  The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.  The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.  The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1.  The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2.  The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated “TBW-1.”

TBW-3.  The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4.  The lowest rating category; this rating is regarded as non-investment grade and, therefore, speculative.

Definitions of Certain Money Market Instruments

Commercial Paper.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit.  Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers’ Acceptances.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations.  U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.  These obligations may include Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations.  Obligations issued by agencies and instrumentalities of the U.S. Government include such agencies and instrumentalities as the Government National Mortgage Association, the Export-Import Bank of the United States, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.  Some of these obligations, such as those of the Government National

Mortgage Association are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.  A Fund will invest in the obligations of such instrumentalities only when the investment adviser believes that the credit risk with respect to the instrumentality is minimal.

PART C

OTHER INFORMATION

ITEM 28.       EXHIBITS

(a)(1)	Certificate of Trust.(1)
(a)(2)	Delaware Trust Instrument dated September 26, 2003. (1)
(a)(3)	Amended Schedule A to Delaware Trust Instrument dated September 26, 2003. (3)
(a)(4)	Amended Schedule A to Delaware Trust Instrument dated February 27, 2006. (4)
(a)(5)	Amended Schedule A to Delaware Trust Instrument dated October 24, 2006 (6)
(b)	Bylaws. (1)
(c)	None.
(d)(1)	Investment Advisory Agreement between the Registrant and FBR Fund Advisers, Inc.(filed herewith)
(e)(1)	Distribution Agreement between the Registrant and FBR Investment Services, Inc.. (9)
(e)(2)	Selected Dealer Agreement. (2)
(f)	None.
(g)(1)	Agreement for Custody Services between the Registrant and JPMorgan Chase Bank, N.A. (7)
(h)(1)	Agreement for Fund Administration between the Registrant and FBR Fund Advisers, Inc. dated November 1, 2007 (7)
(h)(2)	Amendment to Agreement for Fund Administration between the Registrant and FBR Fund Advisers, Inc. (filed herewith)
(h)(3)	Agreement for Accounting Services, Transfer Agency, and Shareholder Services between the Registrant and Integrated Fund Services, Inc. dated November 1, 2005. (3)
(h)(4)	Administrative Services Addendum to Agreement for Accounting Services, Transfer Agency and Shareholder Services between the Registrant and JPMorgan Chase Bank, N.A. dated November 1, 2007 (7)
(h)(5)	Amended Schedule E to Agreement for Accounting Services, Transfer Agency, Shareholder Services, and Administrative Services between the Registrant and JPMorgan Chase Bank, N.A. (filed herewith)
(i)	None.
(j)	Opinion and Consent of Tait, Weller & Baker (will be filed by amendment)
(k)	None.
(l)	None.
(m)(1)	Rule 12b-1 Amended and Restated Distribution Plan dated January 23, 2008. (7)
(n)	Rule 18f-3 Plan. (8)
(p)(1)	Code of Ethics of the Registrant, FBR Fund Advisers, Inc. and FBR Investment Services, Inc.(5)

-----------------

(1)	Incorporated by reference to the Registrant’s Registration Statement on Form N-1A as filed on February 4, 2004.
(2)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 2 filed on December 30, 2004.
(3)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 6 filed on November 15, 2005.
(4)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 7 filed on February 28, 2006.
(5)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 8 filed on December 15, 2006.
(6)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 9 filed on February 28, 2007.
(7)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 10 filed on February 28, 2008.
(8)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 11 filed on March 7, 2008.
(9)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 30, 2009.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

ITEM 30.  INDEMNIFICATION

Reference is made to Article VII Section 3 in the Registrant's Declaration of Trust which is incorporated by reference herein. In addition to the indemnification provisions contained in the Registrant's Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Distribution Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

FBR Fund Advisers, Inc. provides advisory services to the Fund. The directors and officers of FBR Fund Advisers, Inc. have held the following positions of a substantial nature:

Name	Position with Adviser	Other Business
David H. Ellison	President, Chief Investment Officer and Director
Edward M. Wheeler	Chief Operating Officer	President and Chief Operating Officer, FBR Asset Management Holdings, Inc.
Bradley J. Wright	Executive Vice President and Chief Financial Officer	Chief Financial Officer and Executive Vice President, FBR Capital Markets Corp.
Winsor H. Aylesworth	Secretary, Treasurer and Director
W. Bart Sanders	Senior Vice President and Assistant Secretary
Frank Walker Jr.	Chief Compliance Officer
Robert Dean	Senior Vice President

ITEM 32.  PRINCIPAL UNDERWRITERS

(a)  Not applicable.

(b)  FBR Investment Services, Inc. (“FBR Services”) serves as principal underwriter to the Fund.  The following information is provided with respect to each director, officer or partner of FBR Services:

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Name & Address	Positions with FBR Services	Positions and offices with Registrant
Richard J. Hendrix	Director	None
Bradley J. Wright	Director	None
Edward M. Wheeler	President	None
Janelle Schutt	Chief Financial Officer	None
William J. Ginivan	Executive Vice President and Chief Legal Officer	Chief Legal Officer
Russell Parker	Chief Marketing and Distribution Officer	None
Kimberly J. Bradshaw	Chief Compliance Officer	Secretary and Treasurer
Ann Marie Pulsch	Corporate Secretary	None
Gavin Beske	Assistant Secretary	None
Peter Geraghty	Assistant Secretary	None
J. Tara Holubar	Assistant Secretary	None
G. Monique Kadnar	Assistant Secretary	None

The address for each director, officer or partner of FBR Services is 1001 Nineteenth Street North, Arlington, Virginia, 22209 unless otherwise stated.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 as amended (the “1940 Act”) and the Rules thereunder are maintained at the offices of FBR Fund Advisers, Inc. the Registrant's adviser, located at 1001 Nineteenth Street North, Arlington, Virginia, and JPMorgan Chase Bank, N.A., the Registrant’s administrator, transfer agent and fund accountant located at 303 Broadway, Suite 900, Cincinnati, Ohio. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio.

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ITEM 34.  MANAGEMENT SERVICES

          Not applicable.

ITEM 35.  UNDERTAKINGS

          None.

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  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 18 to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Arlington in the State of Virginia, on the 28th day of December, 2009.

The FBR Funds

By:  /s/ David H. Ellison

    David H. Ellison*, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of December, 2009.

/s/ David H. Ellison *

David H. Ellison         Trustee and President (Principal Executive Officer)

December 28, 2009

/s/ Michael A. Willner *

Michael A. Willner     Trustee

December 28, 2009

/s/ Reena Aggarwal*

Reena Aggarwal        Trustee

December 28, 2009

/s/ William E. Cole, Jr.*

William E. Cole, Jr.     Trustee

December 28, 2009

/s/ Charles O. Heller*

Charles O. Heller         Trustee

December 28, 2009

/s/ Kimberly J. Bradshaw

Kimberly J. Bradshaw  Treasurer and Secretary (Principal Financial Officer)

December 28, 2009

* Kimberly J. Bradshaw, attorney-in-fact pursuant to powers of attorney filed with the Securities Exchange Commission with Post-Effective Amendment No. 8 as filed on December 15, 2006.

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